Filed with the Securities and Exchange Commission on July 30, 1999.

                                                               File No. 2-84021
                                                              File No. 811-3749


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                    ---------

         Post-Effective Amendment No.    30
                                     ---------

                                                          and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    31
                      ---------


                          Scudder State Tax Free Trust
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (6l7) 295-1000
                                                            -------------

                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/   /    Immediately upon filing pursuant to paragraph (b)
/   /    60 days after filing pursuant to paragraph (a) (1)
/   /    75 days after filing pursuant to paragraph (a) (2)
/ X /    On August 1, 1999 pursuant to paragraph (b)
/   /    On __________________ pursuant to paragraph (a) (1)
/   /    On __________________ pursuant to paragraph (a) (2) of Rule 485.

         If Appropriate, check the following box:
/   /    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus



SCUDDER


--------------------------------------------------------------------------------
BOND/TAX FREE
--------------------------------------------------------------------------------

State-Specific Tax Free Income Funds

Scudder California Tax Free
Money Fund     Fund #087

Scudder California Tax Free
Fund      Fund #043

Scudder New York Tax Free
Money Fund     Fund #088

Scudder New York Tax Free
Fund      Fund #042

Scudder Massachusetts
Limited Term Tax Free Fund
Fund #041

Scudder Massachusetts Tax
Free Fund      Fund #012

Scudder Ohio Tax Free
Fund      Fund #013




Prospectus
August 1, 1999



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder State-Specific
Tax Free Income Funds


           How the funds work

            2   California Tax Free Money Fund

            6   California Tax Free Fund

           10   New York Tax Free Money Fund

           14   New York Tax Free Fund

           18   Massachusetts Limited Term Tax Free Fund

           22   Massachusetts Tax Free Fund

           26   Ohio Tax Free Fund

           30   Other Policies and Risks

           31   Who Manages and Oversees the Funds

           34   Financial Highlights


           How to invest in the funds

           42   How to Buy Shares

           43   How to Exchange or Sell Shares

           44   Policies You Should Know About

           49   Understanding Distributions and Taxes

How the funds work

These funds invest mainly in municipal bonds and other investments whose income is expected to be free from most taxes. Each fund is designed for investors who pay income tax in a particular state.

Some of these funds are money funds, meaning they seek to maintain a stable share price. While the other funds use various strategies to manage risk, their share prices will fluctuate.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization, and you could lose money by investing in them.




You can access all Scudder fund prospectuses online at www.scudder.com

--------------------------------------------------------------------------------
ticker symbol |  SCAXX         fund number |  087

Scudder California Tax Free Money Fund

--------------------------------------------------------------------------------

Investment Approach

The fund seeks income that is exempt from California personal and regular federal income taxes and is consistent with maintaining a stable $1.00 share price. It does this by investing at least 80% of net assets in California municipal securities. The fund may buy many types of municipal securities, but any security the fund buys has to meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.



THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING PARAGRAPH.
--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days


o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days


o    all securities must be in the top two credit grades for short-term securities
--------------------------------------------------------------------------------


                    2 SCUDDER CALIFORNIA TAX FREE MONEY FUND

--------------------------------------------------------------------------------
[ICON] This fund may appeal to California taxpayers who are in a moderate to high tax bracket and who are looking for the income, liquidity, and stability that a money fund is designed to offer.
--------------------------------------------------------------------------------

Main Risks to Investors


There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.


As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.


A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations.


Other factors that could affect performance include:


o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed



                    3 SCUDDER CALIFORNIA TAX FREE MONEY FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89           5.56
'90           4.98
'91           3.88
'92           2.54
'93           1.95
'94           2.35
'95           3.38
'96           2.88
'97           3.00
'98           2.68

1999 Total Returns as of June 30: 1.12%

Best Quarter: 1.46%, Q2 '89       Worst Quarter: 0.44%, Q1 '94

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
                              2.68        2.86        3.31
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.



                    4 SCUDDER CALIFORNIA TAX FREE MONEY FUND

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                         0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.29%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.79%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.19%
                                                       -------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.60%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.
** By contract, expenses are capped at 0.60% through 07/31/2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
      $61             $233           $420            $960
--------------------------------------------------------------------------------



                    5 SCUDDER CALIFORNIA TAX FREE MONEY FUND

--------------------------------------------------------------------------------
ticker symbol |  SCTFX         fund number |  043

Scudder California Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks income that is exempt from California personal and regular federal income taxes. It does this by investing at least 80% of net assets in California municipal securities.


The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.


Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments.


THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 75% of total assets in securities that are of the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.

The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.
--------------------------------------------------------------------------------



                       6 SCUDDER CALIFORNIA TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] California taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.


As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order to meet obligations.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o   some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed



                       7 SCUDDER CALIFORNIA TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the fund, does not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89           10.36
'90            6.37
'91           12.70
'92            9.39
'93           13.81
'94           -7.27
'95           18.93
'96            3.56
'97           10.21
'98            6.02

1999 Total Returns as of June 30: -1.65%

Best Quarter: 7.60%, Q1 '95       Worst Quarter: -6.54%, Q1 '94

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                          1 Year       5 Years      10 Years
--------------------------------------------------------------------------------
Fund                       6.02          5.94         8.19
--------------------------------------------------------------------------------
Index                      6.48          6.22         8.22
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.



                       8 SCUDDER CALIFORNIA TAX FREE FUND

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                         0.61%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                 None
--------------------------------------------------------------------------------
Other Expenses*                                         0.15%
                                                       -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.76%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
       $78             $243           $422            $942



                       9 SCUDDER CALIFORNIA TAX FREE FUND

--------------------------------------------------------------------------------
ticker symbol |  SCNXX         fund number |  088

Scudder New York Tax Free Money Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks income that is exempt from New York state and New York City personal income taxes and regular federal income taxes and is consistent with maintaining a stable $1.00 share price. It does this by investing at least 80% of net assets in New York municipal securities. The fund may buy many types of municipal securities, but any security the fund buys has to meet the standards for money market fund investments (see sidebar).

Working in conjunction with a credit analyst, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlooks, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING PARAGRAPH.
--------------------------------------------------------------------------------

MONEY FUND RULES

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities and strategies.

Some of the rules:

o individual securities must have remaining maturities of no more than 397 days


o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days


o  all securities must be in the top two credit grades for short-term securities
--------------------------------------------------------------------------------


                        10 SCUDDER NEW YORK TAX FREE MONEY FUND

--------------------------------------------------------------------------------
[ICON] This fund may appeal to New York taxpayers who are in a moderate to high tax bracket and who are looking for the income, liquidity, and stability that a money fund is designed to offer.
--------------------------------------------------------------------------------

Main Risks to Investors


There are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed



                     11 SCUDDER NEW YORK TAX FREE MONEY FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89           5.44
'90           4.99
'91           3.76
'92           2.52
'93           1.75
'94           2.24
'95           3.22
'96           2.86
'97           3.07
'98           2.84

1999 Total Return as of June 30: 1.19%

Best Quarter: 1.43%, Q2 `89       Worst Quarter: 0.41%, Q1 `94

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
                               2.84       2.85        3.26
--------------------------------------------------------------------------------

To find out the fund's current seven-day yield, call 1-800-SCUDDER.



                     12 SCUDDER NEW YORK TAX FREE MONEY FUND

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                         0.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.23%
                                                       -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.73%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.13%
                                                       -------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.60%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**  By contract, expenses are capped at 0.60% through 07/31/2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
      $61             $220           $393            $894
--------------------------------------------------------------------------------



                     13 SCUDDER NEW YORK TAX FREE MONEY FUND

--------------------------------------------------------------------------------
ticker symbol |  SCYTX         fund number |  042

Scudder New York Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks income that is exempt from New York state and New York City personal income taxes and regular federal income taxes. It does this by investing at least 80% of net assets in New York municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments.


THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 75% of total assets in securities that are of the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.


The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.
--------------------------------------------------------------------------------


                     14 SCUDDER NEW YORK TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] New York taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.


As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, a downturn in the financial industry could bring on a fiscal crisis in New York City, which has experienced such crises before.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o   some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed



                        15 SCUDDER NEW YORK TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the fund, does not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89           10.01
'90            4.28
'91           14.41
'92           10.22
'93           12.92
'94           -7.19
'95           17.94
'96            3.28
'97            9.89
'98            5.86

1999 Total Returns as of June 30: -2.21%

Best Quarter: 7.18%, Q1 '95       Worst Quarter: -6.50%, Q1 '94

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Fund                           5.86        5.63       7.95
--------------------------------------------------------------------------------
Index                          6.48        6.22       8.22
--------------------------------------------------------------------------------


Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.


                        16 SCUDDER NEW YORK TAX FREE FUND

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                         0.63%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                 None
--------------------------------------------------------------------------------
Other Expenses*                                         0.19%
                                                       -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.82%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
       $84            $262           $455           $1,014
--------------------------------------------------------------------------------



                        17 SCUDDER NEW YORK TAX FREE FUND

--------------------------------------------------------------------------------
ticker symbol |  SMLFX         fund number |  041

Scudder Massachusetts
Limited Term Tax Free Fund
--------------------------------------------------------------------------------


Investment Approach


The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes and is consistent with a high degree of price stability. It does this by investing at least 80% of net assets in Massachusetts municipal securities and in other securities that are commonly considered to pay income that is free from the taxes mentioned above.

The fund can buy many types of municipal securities with effective maturities of ten years or less. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.


The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.


Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it between one and five years. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments.


THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality (and at least 50% of total assets in the top three grades).


The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.
--------------------------------------------------------------------------------


               18 SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] This fund may make sense for Massachusetts taxpayers in a moderate to high tax bracket who want higher yield than a money market fund and can accept some risk to their principal.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.


As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. The fund's relatively short duration may reduce, but won't eliminate, this risk. Changes in interest rates will also affect yield: when rates fall, fund yield tends to fall as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o    some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed



               19 SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the fund, does not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'95           9.48
'96           3.36
'97           5.71
'98           4.72

1999 Total Return as of June 30: -0.31%

Best Quarter: 3.06%, Q1 `95       Worst Quarter: -0.20%, Q1 `96

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                                          Since
                             1 Year     Inception
--------------------------------------------------------------------------------
Fund                          4.72       4.78*
--------------------------------------------------------------------------------
Index                         5.21       5.10**
--------------------------------------------------------------------------------

Index: Lehman Brothers 3-Year Municipal Bond Index, a market value-weighted measure of the short-term municipal bond market includes bonds with maturities of two to three years.

*    Fund inception: 2/15/94.
**   Since 2/28/94.



               20 SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                         0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.29%
                                                       -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.89%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.14%
                                                       -------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.75%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

**  By contract, expenses are capped at 0.75% through 07/31/2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $77             $270           $479           $1,083



               21 SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND

--------------------------------------------------------------------------------
ticker symbol |  SCMAX         fund number |  012

Scudder Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes. It does this by investing at least 80% of net assets in Massachusetts municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.


The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.


Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments.


THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 75% of net assets in municipal securities of the top four grades of credit quality.


The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.
--------------------------------------------------------------------------------


                     22 SCUDDER MASSACHUSETTS TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] Massachusetts taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.


As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, the state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o    some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed



                     23 SCUDDER MASSACHUSETTS TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the fund, does not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89            9.83
'90            6.35
'91           12.24
'92           10.84
'93           14.28
'94           -6.19
'95           17.90
'96            4.07
'97            8.54
'98            6.20

1999 Total Return as of June 30: -1.78%

Best Quarter: 7.48%, Q1 `95       Worst Quarter: -6.08%, Q1 `94

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Fund                           6.20        5.82         8.22
--------------------------------------------------------------------------------
Index                          6.48        6.22         8.22
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.



                     24 SCUDDER MASSACHUSETTS TAX FREE FUND

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                         0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         0.13%
                                                       -------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.73%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $75             $233           $406            $906



                     25 SCUDDER MASSACHUSETTS TAX FREE FUND

--------------------------------------------------------------------------------
ticker symbol |  SCOHX         fund number |  013

Scudder Ohio Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks income that is exempt from Ohio personal and regular federal income taxes. It does this by investing at least 80% of net assets in Ohio municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.


The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.


Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments.


THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 75% of total assets in securities that are of the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.


The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.
--------------------------------------------------------------------------------


                          26 SCUDDER OHIO TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] Ohio taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.


As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, the state's manufacturing or agricultural industries could experience cyclical downturns or long-term erosion, hurting the local economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

o   some derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed



                          27 SCUDDER OHIO TAX FREE FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the fund, does not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

'89             9.51
'90             6.63
'91            11.82
'92             8.83
'93            12.27
'94            -5.52
'95            17.23
'96             4.15
'97             8.72
'98             5.78

1999 Total Return as of June 30: -1.48%

Best Quarter: 6.88%, Q1 `95       Worst Quarter: -5.46%, Q1 `94

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                              1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Fund                         5.78        5.82         7.79
--------------------------------------------------------------------------------
Index                        6.48        6.22         8.22
--------------------------------------------------------------------------------

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.



                          28 SCUDDER OHIO TAX FREE FUND

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                           None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management  Fee                                         0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                 None
--------------------------------------------------------------------------------
Other Expenses*                                         0.25%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         0.85%
--------------------------------------------------------------------------------
Expense Reimbursement                                   0.10%
                                                       -------
--------------------------------------------------------------------------------
Net Annual Operating Expenses**                         0.75%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** Actual capped expenses for the fiscal year ended 3/31/99 were 0.62%. By contract, expenses are capped at 0.75% through 07/31/2000.


--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of capped expenses), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $77             $261           $462           $1,040
---------------------------------------------------------------


                          29 SCUDDER OHIO TAX FREE FUND

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, a fund's Board of Trustees could change that fund's investment goal and other policies without seeking shareholder approval.


o As a temporary measure, any of these funds could shift up to 100% of assets into cash or into defensive investments such as taxable money market securities. This could help prevent losses, but would mean that the fund was not pursuing its goal.


o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls, the security will usually be sold unless the adviser or the Board of Trustees believes this would not be in the shareholders' best interests.


Year 2000 readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING CALLOUT APPEARED NEXT TO THE PRECEDING TWO PARAGRAPHS.
--------------------------------------------------------------------------------

FOR MORE INFORMATION


This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the funds' SAI (the back cover has information on how to do this).
--------------------------------------------------------------------------------



                           30 OTHER POLICIES AND RISKS

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser


The investment adviser for these funds is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY. 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $280 billion in assets under management.


Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.


As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year-end, as a percentage of its average daily net assets:


Fund Name                                           Fee Paid
---------------------------------------------------------------
Scudder California Tax Free Money Fund               0.31%
Scudder California Tax Free Fund                     0.61%
Scudder New York Tax Free Money Fund                 0.37%
Scudder New York Tax Free Fund                       0.63%
Scudder Massachusetts Limited Term Tax Free Fund     0.46%
Scudder Massachusetts Tax Free Fund                  0.60%
Scudder Ohio Tax Free Fund                           0.37%


                      31 WHO MANAGES AND OVERSEES THE FUNDS

The portfolio managers

Below are the people who handle the day-to-day management of each fund in this prospectus.


Scudder California Tax Free Money Fund       Scudder Massachusetts Limited Term Tax
Scudder New York Tax Free Money Fund         Free Fund
                                             Scudder Massachusetts Tax Free Fund
  Frank J. Rachwalski                             Philip G. Condon
  Co-lead Portfolio Manager                       Lead Portfolio Manager
    o     Began investment career in 1973             o     Began investment career in 1978
    o     Joined the adviser in 1973                  o     Joined the adviser in 1983
    o     Joined the fund team in 1998                o     Joined the fund team in 1989

  Jerri I. Cohen                                  Rebecca L. Wilson
  Co-lead Portfolio Manager                           o     Began investment career in 1986
    o     Began investment career in 1981             o     Joined the adviser in 1986
    o     Joined the adviser in 1981                  o     Joined the fund team in 1999
    o     Joined the fund team in 1998
                                             Scudder Ohio Tax Free Fund
  Elizabeth Meyer
    o     Began investment career in 1986         Eleanor R. Brennan
    o     Joined the adviser in 1986              Lead Portfolio Manager
    o     Joined the fund team in 1999                o     Began investment career in 1986
                                                      o     Joined the adviser in 1995
Scudder California Tax Free Fund                      o     Joined the fund team in 1999

  Eleanor R. Brennan                              Rebecca L. Wilson
  Lead Portfolio Manager                              o     Began investment career in 1986
    o     Began investment career in 1986             o     Joined the adviser in 1986
    o     Joined the adviser in 1995                  o     Joined the fund team in 1993
    o     Joined the fund team in 1999

  Matthew J. Caggiano
    o     Began investment career in 1989
    o     Joined the adviser in 1989
    o     Joined the fund team in 1999

Scudder New York Tax Free Fund

  Ashton P. Goodfield
  Lead Portfolio Manager
    o     Began investment career in 1986
    o     Joined the adviser in 1986
    o     Joined the fund team in 1999

  Eleanor R. Brennan
    o     Began investment career in 1986
    o     Joined the adviser in 1995
    o     Joined the fund team in 1999



                      32 WHO MANAGES AND OVERSEES THE FUNDS

The trustees

A mutual fund's Board of Trustees is responsible for the general oversight of the fund's business. The individuals below serve concurrently as the trustees for all funds in this prospectus. The majority of these trustees are not affiliated with Scudder Kemper. The independent trustees have primary responsibility for assuring that each fund is managed in the best interests of its shareholders.

  Lynn S. Birdsong                             George M. Lovejoy, Jr.
    o Managing  Director of Scudder Kemper        o President and Director, Fifty
      Investments, Inc.                             Associates (real estate
    o President of the funds                        corporation)

  Henry P. Becton, Jr.                         Wesley W. Marple, Jr.
    o President and General Manager, WGBH         o Professor of Business
      Educational  Foundation                       Administration, Northeastern
                                                    University, College of Business
  Dawn-Marie Driscoll                               Administration
    o Executive Fellow, Center for Business
      Ethics, Bentley College                  Kathryn L. Quirk
    o President, Driscoll Associates              o Managing  Director of Scudder
      (consulting firm)                             Kemper Investments, Inc.
                                                  o Vice President and Assistant
  Peter B. Freeman                                  Secretary of the funds
    o Corporate director and trustee
                                               Jean C. Tempel
                                                  o Venture Partner, Internet Capital
                                                    Corp.



                      33 WHO MANAGES AND OVERSEES THE FUNDS

Financial Highlights

These tables are designed to help you understand the funds' financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).


Scudder California Tax Free Money Fund

-------------------------------------------------------------------------------------
Years ended March 31,                      1999     1998     1997     1996    1995
-------------------------------------------------------------------------------------
Net asset value, beginning of period     $1.000   $1.000   $1.000   $1.000   $1.000
                                         --------------------------------------------
-------------------------------------------------------------------------------------
  Net investment income                    .025     .029     .028     .032     .027
-------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------
  From net investment income              (.025)   (.029)   (.028)   (.032)   (.027)
-------------------------------------------------------------------------------------
Net asset value, end of period           $1.000   $1.000   $1.000   $1.000   $1.000
                                         --------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (a)                       2.52     2.98     2.87     3.28     2.72
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)       71       71       69       67       64
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to         .60      .60      .60      .60      .60
average daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of operating expenses before          .79      .78      .79      .81      .84
expense reductions to average
-------------------------------------------------------------------------------------
daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of net investment income to          2.48     2.92     2.83     3.23     2.68
average daily net assets (%)
-------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.



                             34 FINANCIAL HIGHLIGHTS

Scudder California Tax Free Fund


------------------------------------------------------------------------------------
Years ended March 31,                 1999     1998      1997      1996     1995
------------------------------------------------------------------------------------
Net asset value, beginning of       $11.06   $10.39    $10.36    $10.07   $10.02
period                             -------------------------------------------------
------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------
  Net investment income                .51      .52       .52       .51      .51
------------------------------------------------------------------------------------
  Net realized and unrealized gain     .12      .69       .04       .29      .14
  (loss) on investment transactions ------------------------------------------------
------------------------------------------------------------------------------------
  Total from investment operations     .63     1.21       .56       .80      .65
------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------
  From net investment income          (.51)    (.52)     (.52)     (.51)    (.51)
------------------------------------------------------------------------------------
  From net realized gains on            --     (.02)     (.01)        --    (.09)
  investment transactions
------------------------------------------------------------------------------------
  Total distributions                 (.51)    (.54)     (.53)     (.51)    (.60)
                                    ------------------------------------------------
------------------------------------------------------------------------------------
Net asset value, end of period      $11.18   $11.06    $10.39    $10.36   $10.07
                                    ------------------------------------------------
------------------------------------------------------------------------------------
Total Return (%)                      5.78    11.85      5.44      8.01     6.75
------------------------------------------------------------------------------------

Ratios and Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period ($ millions) 340      324       289       293      294
------------------------------------------------------------------------------------
Ratio of operating expenses to         .76      .78       .78       .77      .80
average daily net assets (%)
------------------------------------------------------------------------------------
Ratio of net investment income to     4.55     4.79      4.98      4.88     5.18
average daily net assets (%)
------------------------------------------------------------------------------------
Portfolio turnover rate (%)           40.6     21.5      70.8      49.2     87.3
------------------------------------------------------------------------------------



                             35 FINANCIAL HIGHLIGHTS


Scudder New York Tax Free Money Fund

-------------------------------------------------------------------------------------
Years ended March 31,                  1999      1998     1997      1996      1995
-------------------------------------------------------------------------------------
Net asset value, beginning of period $1.000    $1.000   $1.000    $1.000    $1.000
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
  Net investment income                .027      .030     .028      .031      .025
-------------------------------------------------------------------------------------
  Distributions from net investment   (.027)    (.030)   (.028)    (.031)    (.025)
  income
-------------------------------------------------------------------------------------
Net asset value, end of period       $1.000    $1.000   $1.000    $1.000    $1.000
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (a)                   2.71      3.06     2.85      3.18      2.57
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($             80        93       60        58        55
millions)
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to     .60       .60      .60       .60       .60
average daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of operating expenses before      .73       .78      .85       .86       .89
expense reductions, to average
daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of net investment income to      2.68      3.00     2.81      3.13      2.56
average daily net assets (%)
-------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.



                             36 FINANCIAL HIGHLIGHTS

Scudder New York Tax Free Fund


-------------------------------------------------------------------------------------
Years ended March 31,                  1999      1998     1997      1996      1995
-------------------------------------------------------------------------------------
Net asset value, beginning of period $11.27    $10.63   $10.67    $10.38     $10.32
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income                 .51       .51      .53       .53       .52
-------------------------------------------------------------------------------------
  Net realized and unrealized gain      .10       .66     (.03)      .29       .11
  (loss) on investment transactions  ------------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations      .61      1.17      .50       .82       .63
-------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------
  From net investment income           (.51)     (.51)    (.53)     (.53)     (.52)
-------------------------------------------------------------------------------------
  From net realized gains                --      (.02)    (.01)        --     (.05)
-------------------------------------------------------------------------------------
  Total distributions                  (.51)     (.53)    (.54)     (.53)     (.57)
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, end of period       $11.37    $11.27   $10.63    $10.67    $10.38
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                       5.46     11.20     4.76      7.95      6.39
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($            212       196      181       192       194
millions)
-------------------------------------------------------------------------------------
Ratio of operating expenses to          .82       .83      .83       .82       .82
average daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of net investment income to      4.45      4.65     4.95      4.91      5.13
average daily net assets (%)
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)            44.5      28.8     71.0      80.5      83.8
-------------------------------------------------------------------------------------



                             37 FINANCIAL HIGHLIGHTS

Scudder Massachusetts Limited Term Tax Free Fund


-------------------------------------------------------------------------------------
Years ended October 31,      1999(b)    1998    1997     1996     1995     1994(c)
-------------------------------------------------------------------------------------
Net asset value, beginning
of period                   $12.27    $12.10   $11.99  $12.02   $11.64     $12.00
                            ---------------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment
operations:
-------------------------------------------------------------------------------------
  Net investment income        .19       .49      .53     .50      .54        .36
-------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions                (.07)      .17      .11    (.03)     .38      (.36)
                            ---------------------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment
  operations                   .12       .66      .64     .47      .92        .00
-------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------
  From net investment
  income                      (.19)     (.49)    (.53)   (.50)    (.54)      (.36)
-------------------------------------------------------------------------------------
Net asset value, end of
period                      $12.20    $12.27   $12.10  $11.99   $12.02     $11.64
                            ---------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (a)          1.00**    5.59     5.44    3.98     8.08       0.00**
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                   104        96       80      66       55         36
-------------------------------------------------------------------------------------
Ratio of operating
expenses, net to average
daily net assets (%)           .75*      .75      .75     .67      .24         --
-------------------------------------------------------------------------------------
Ratio of operating
expenses before expense
reductions, to average
daily net assets (%)           .89*      .84      .93     .90      .92       1.44*
-------------------------------------------------------------------------------------
Ratio of net investment
income to average daily
net assets (%)                3.80*     4.05     4.40    4.16     4.56       4.45*
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)    8.4*      9.1      9.8    12.4     27.4       26.3*
-------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.

(b) Five months ended March 31, 1999. On August 10, 1998, the Board of Trustees of the fund changed the fiscal year end from October 31 to March 31.
(c) For the period February 15, 1994 (commencement of operations) to October 31, 1994.
*    Annualized
**   Not annualized


                             38 FINANCIAL HIGHLIGHTS

Scudder Massachusetts Tax Free Fund


-------------------------------------------------------------------------------------
Years ended March 31,                  1999      1998     1997      1996      1995
-------------------------------------------------------------------------------------
Net asset value, beginning of period $14.34    $13.72   $13.70    $13.33    $13.16
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income                 .69       .70      .70       .72       .74
-------------------------------------------------------------------------------------
  Net realized and unrealized gain      .06       .62      .02       .37       .18
  (loss) on investment transactions  ------------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations      .75      1.32      .72      1.09       .92
-------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------
  From net investment income           (.69)     (.70)    (.70)     (.72)     (.74)
-------------------------------------------------------------------------------------
  From net realized gains on           (.05)        --       --        --     (.01)
  investment transactions            ------------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions                  (.74)     (.70)    (.70)     (.72)     (.75)
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, end of period       $14.35    $14.34   $13.72    $13.70    $13.33
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%)                       5.29      9.82     5.39    8.28(a)   7.37(a)
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($            420       374      330       314       296
millions)
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to     .73       .76      .76       .75       .47
average daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of operating expenses before      .73       .76      .76       .76       .77
expense reductions, to average
daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of net investment income to      4.76      4.97     5.12      5.23      5.73
average daily net assets (%)
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)            10.7       8.4     11.5      20.9      10.2
-------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.



                             39 FINANCIAL HIGHLIGHTS

Scudder Ohio Tax Free Fund


-------------------------------------------------------------------------------------
Years ended March 31,                  1999     1998      1997      1996      1995
-------------------------------------------------------------------------------------
Net asset value, beginning of period  $13.51   $12.94    $12.95    $12.77    $12.68
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income                  .65      .68       .68       .69       .70
  Net realized and unrealized gain       .04      .60       .03       .30       .13
  (loss) on investment transactions  ------------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations       .69     1.28       .71       .99       .83
-------------------------------------------------------------------------------------
Less distributions from:
-------------------------------------------------------------------------------------
  Net investment income                 (.65)    (.68)     (.68)     (.69)     (.70)
-------------------------------------------------------------------------------------
  Net realized gains on investment      (.11)    (.03)     (.04)     (.12)        --
  transactions
-------------------------------------------------------------------------------------
  In excess of net realized gains         --       --        --        --      (.04)
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions                   (.76)    (.71)     (.72)     (.81)     (.74)
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, end of period        $13.44   $13.51    $12.94    $12.95    $12.77
                                     ------------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (a)                    5.18    10.08      5.58      7.85      6.82
-------------------------------------------------------------------------------------

Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($              97       94        84        84        78
millions)
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to      .62      .52       .50       .50       .50
average daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of operating expenses before       .85      .86       .88       .89       .91
expense reductions, to average
daily net assets (%)
-------------------------------------------------------------------------------------
Ratio of net investment income to       4.81     5.09      5.23      5.30      5.59
average daily net assets (%)
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)             20.5      4.9       9.7      19.6      19.9
-------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.



                             40 FINANCIAL HIGHLIGHTS

How to invest in the funds


The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."


                   First investment                 Additional investments
------------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts

                                                    $50 or more with an Automatic
                                                    Investment Plan
------------------------------------------------------------------------------------
By mail or express o Fill out and sign an           o Send a check and a Scudder
(see below)          application                      investment slip to us at the
                                                      appropriate address below
                   o Send it to us at the
                     appropriate address, along     o If you don't have an
                     with an investment check         investment slip, simply
                                                      include a letter with your
                                                      name, account number, the
                                                      full name of the fund, and
                                                      your investment instructions
------------------------------------------------------------------------------------
By wire            o Call 1-800-SCUDDER for         o Call 1-800-SCUDDER for
                     instructions                     instructions
------------------------------------------------------------------------------------
By phone           --                               o Call 1-800-SCUDDER for
                                                      instructions
------------------------------------------------------------------------------------
With an automatic  --                               o To set up regular investments
investment                                            from a bank checking account,
plan                                                  call 1-800-SCUDDER
------------------------------------------------------------------------------------
Using QuickBuy     --                               o Call 1-800-SCUDDER
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]   Regular mail:
         The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

         Express, registered or certified mail:
         The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

         Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------



                              42 HOW TO BUY SHARES

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.


---------------------------------------------------------------------------------------------------
                   Exchanging into another fund        Selling shares
---------------------------------------------------------------------------------------------------
                   $2,500 or more to open a new        Some transactions, including  most for
                   account                             over $100,000, can only be ordered in
                                                       writing; if you're in doubt, see page 46
                   $100 or more for exchanges
                   between existing accounts
---------------------------------------------------------------------------------------------------
By phone or wire   o Call 1-800-SCUDDER for            o Call 1-800-SCUDDER for
                     instructions                        instructions
---------------------------------------------------------------------------------------------------
Using SAIL(TM)     o Call 1-800-343-2890 and           o Call 1-800-343-2890 and
                     follow the instructions             follow the instructions
---------------------------------------------------------------------------------------------------
By mail, express,  Write a letter that includes:       Write a letter that includes:
or fax (see
previous page)     o the fund, class, and account      o the fund, class, and account
                     number you're exchanging            number from which you want
                     out of                              to sell shares

                   o the dollar amount or number      o  the dollar amount or number
                     of shares you want to exchange      of shares you want to sell

                   o the name and class of the         o your name(s), signature(s),
                     fund you want to exchange into      and address, as they appear
                                                         on your account
                   o your name(s), signature(s),
                     and address, as they appear       o a daytime telephone number
                     on your account

                   o a daytime telephone number
-------------------------------------------------------------------------------------------
With an automatic  --                                  o To set up regular cash
withdrawal plan                                          payments from a Scudder fund
                                                         account, call 1-800-SCUDDER
-------------------------------------------------------------------------------------------
Using QuickSell    --                                  o Call 1-800-SCUDDER
-------------------------------------------------------------------------------------------
Using Checkwriting --                                  o On limited term and money
                                                         funds only; call 1-800-SCUDDER
-------------------------------------------------------------------------------------------



                        43 HOW TO EXCHANGE OR SELL SHARES

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business whenever the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). Each money fund also calculates its share price as of 12:00 noon on business days.

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.


Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.



                        44 POLICIES YOU SHOULD KNOW ABOUT

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If you ask us to, we can sell shares in a money market fund and wire you the proceeds on the same day, as long as we receive your request before 12:00 noon. However, you won't receive that day's dividend.

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.


QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.


Checkwriting, available on the two money funds and on Scudder Massachusetts Limited Term Tax Free Fund, lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100, and that we can't honor any check larger than your balance at the time the check is presented to us. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.


                        45 POLICIES YOU SHOULD KNOW ABOUT

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.


Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.


                        46 POLICIES YOU SHOULD KNOW ABOUT

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price


For each fund in this prospectus, the share price is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:


  TOTAL ASSETS - TOTAL LIABILITIES
------------------------------------    = NAV
 TOTAL NUMBER OF SHARES OUTSTANDING


For the non-money funds, we typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board of Trustees. In such a case, the fund's value for a security is likely to be different from quoted market prices. In valuing securities for the money market funds, we typically use the amortized cost method (the method used by most money market funds).



                        47 POLICIES YOU SHOULD KNOW ABOUT

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)


o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o except in the money funds, pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of a fund's assets, whichever is less


o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)


                        48 POLICIES YOU SHOULD KNOW ABOUT

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own sales of shares.) A fund may not always pay a distribution for a given period.


The funds have a regular schedule for paying out any earnings to shareholders:


o        Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: November or December, or otherwise as needed (the money funds don't expect to make any capital gains distributions)

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.


Buying and selling fund shares will usually have tax consequences for you (except in the case of money market funds). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


                    49 UNDERSTANDING DISTRIBUTIONS AND TAXES

Dividends from these funds are generally tax free for most shareholders, meaning that investors can receive them without incurring federal, state, and (for some investors) local income tax liability. However, there are a few exceptions:

o a portion of each fund's dividends may be taxable as ordinary income if it came from investments in taxable securities


o because each fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the funds:

Generally taxed at ordinary income rates
-------------------------------------------------------------------
o short-term capital gains from selling fund shares
o taxable income dividends you receive from a fund
o short-term capital gains distributions you receive from a fund

Generally taxed at capital gains rates
-------------------------------------------------------------------
o long-term capital gains from selling fund shares
o long-term capital gains distributions you receive from a fund

As noted earlier, the money funds don't expect to make short- or long-term capital gains distributions.

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received.
They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.


                    50 UNDERSTANDING DISTRIBUTIONS AND TAXES

Notes

Notes

Notes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                   SEC
PO Box 2291                     450 Fifth Street, N.W.
Boston, MA 02107-2291           Washington, D.C. 20549-6009
1-800-SCUDDER                   1-800-SEC-0330

www.scudder.com                 www.sec.gov

Fund Name                                         SEC File #
---------------------------------------------------------------
Scudder California Tax Free Money Fund            811-3729
Scudder California Tax Free Fund                  811-3729
Scudder New York Tax Free Money Fund              811-3749
Scudder New York Tax Free Fund                    811-3749
Scudder Massachusetts Limited Term Tax Free Fund  811-3749
Scudder Massachusetts Tax Free Fund               811-3749
Scudder Ohio Tax Free Fund                        811-3749

STF-2-89    [GRAPHIC OMITTED]                       CPR012899

SCUDDER

--------------------------------------------------------------------------------
BOND/TAX FREE
--------------------------------------------------------------------------------


Scudder Pennsylvania
Tax Free Fund       Fund #015


Prospectus
August 1, 1999



As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Pennsylvania Tax Free Fund

                      How the fund works

                        2   Investment Approach

                        3   Main Risks to Investors

                        4   The Fund's Track Record

                        5   How Much Investors Pay

                        6   Other Policies and Risks


                        7   Who Manages and Oversees the Fund


                        9   Financial Highlights


                      How to invest in the fund

                       11   How to Buy Shares

                       12   How to Exchange or Sell Shares

                       13   Policies You Should Know About

                       18   Understanding Distributions and Taxes

How the fund works


On the next few pages, you'll find information about this fund's investment goal, the main strategies it uses to pursue that goal, and the main risks that could affect its performance.

You'll also be able to look at the fund's track record and get an idea of the costs you should expect to pay as a fund shareholder.

Whether you are considering investing in the fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other organization, and you could lose money by investing in them.


You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                    ticker symbol  |  SCPAX    fund number  |  015

Scudder Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

Investment Approach


The fund seeks income that is exempt from Pennsylvania personal and regular federal income taxes. It does this by investing at least 80% of net assets in Pennsylvania municipal securities.

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential, and prefer those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the municipal bond market.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rates), they generally intend to keep it similar to that of the Lehman Brothers Municipal Bond Index. Also, while they're permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments.


DOCUMENT CONTAINS THE FOLLOWING SIDEBAR NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 75% of total assets in securities that are of the top four grades of credit quality, or else are issued or guaranteed by the U.S. government.


The fund could put up to 25% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

--------------------------------------------------------------------------------

                      2 Scudder Pennsylvania Tax Free Fund

--------------------------------------------------------------------------------
[ICON] Pennsylvania taxpayers who are in a moderate to high tax bracket and who are looking for current income may want to consider this fund.
--------------------------------------------------------------------------------

Main Risks to Investors

                      There are several risk factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.


                      As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. An increase in the fund's duration could make it more sensitive to this risk.

                      A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt fund performance. This risk is greater with junk bonds. The fact that the fund is not diversified and invests primarily in securities from a single state increases this risk, because any factors affecting the state or region, such as economic or fiscal problems, could affect portfolio securities. For example, the loss of jobs to other states or countries could hurt the local economy.


                      Other factors that could affect performance include:

                      o the managers could be wrong in their analysis of interest rate trends, credit quality, or other matters

                      o  some derivatives could produce disproportionate losses


                      o at times, market conditions might make it hard to value some investments or to get an attractive price for them

                      o securities that rely on third-party insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates


                      o political or legal actions could change the way the fund's dividends are taxed

                      Scudder Pennsylvania Tax Free Fund 3

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------

The Fund's Track Record


The bar chart shows how the fund's total returns have varied from year to year, which may give some idea of risk. Below the chart is a table showing how the fund's returns over different periods average out. For context, the table also includes a broad-based market index (which, unlike the fund, does not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. Total return figures would have been lower if certain expenses hadn't been capped.


--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

10.11   5.82   12.44   9.06   13.13   -5.89   17.38   3.52   8.96     5.40

'89     '90    '91     '92    '93    '94      '95    '96    '97       '98


--------------------------------------------------------------------------------

1999 Total Return as of June 30: -1.74%
Best Quarter: 7.28%, Q1 '95       Worst Quarter: -5.72%, Q1 '94

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/98
--------------------------------------------------------------------------------

                     1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Fund                  5.40           5.60            7.82
Index                 6.48           6.22            8.22

Index: Lehman Brothers Municipal Bond Index, a market value-weighted measure of municipal bonds issued across the United States.


                      4 Scudder Pennsylvania Tax Free Fund

How Much Investors Pay

Because this is a no-load fund, it doesn't charge you any shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment)
--------------------------------------------------------------------------------
Sales Charges/Redemption Fees                                        None
--------------------------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                                       0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                             None
--------------------------------------------------------------------------------
Other Expenses*                                                      0.32%
                                                                     -----
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                      0.92%
--------------------------------------------------------------------------------
 Net Annual Operating Expenses**                        0.00%

* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.

** Actual capped expenses for the fiscal year ended 3/31/99 were 0.63%. By contract, expenses are capped at 0.75% through 12/31/99.


--------------------------------------------------------------------------------
 Expense Example
--------------------------------------------------------------------------------


Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. Remember that this is only an example, and that actual expenses will be different.


 1 Year            3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
 $94                $293             $509              $1,131


                      Scudder Pennsylvania Tax Free Fund 5

Other Policies and Risks

While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:


o Although major changes tend to be infrequent, the fund's Board of Trustees could change the fund's investment goal and other policies without seeking shareholder approval.


o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality falls, the security will usually be sold unless the adviser or the Board of Trustees believes this would not be in the shareholders' best interests.

Year 2000 readiness

Like all mutual funds, this fund could be affected by the inability of some computer systems to recognize the year 2000. Scudder Kemper has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the fund owns. Still, there's some risk that the year 2000 problem could materially affect the fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

DOCUMENT CONTAINS THE FOLLOWING SIDEBAR NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the SAI (the back cover has information on how to do this).

--------------------------------------------------------------------------------

                           6 Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the fund, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Fund

The investment adviser


The fund's investment adviser is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $280 billion in assets under management.


The fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from the fund. For the most recent fiscal year, the actual amount the fund paid in management fees was 0.31% of its average daily net assets.

The portfolio managers

Below are the people who handle the fund's day-to-day management.


Philip G. Condon                  Rebecca L. Wilson
Lead Portfolio Manager

  o Began investment career         o Began investment career in
    in 1978                           1986
  o Joined the adviser in 1983      o Joined the adviser in 1986
  o Joined the fund team in 1989    o Joined the fund team in 1999

                       Who Manages and Oversees the Fund 7

The trustees

A mutual fund's Board of Trustees is responsible for the general oversight of the fund's business. The majority of these trustees are not affiliated with Scudder Kemper. The independent trustees have primary responsibility for assuring that the fund is managed in the best interests of its shareholders.

Lynn S. Birdsong                              George M. Lovejoy, Jr.
 o Managing  Director of                       o President and Director,
   Scudder Kemper                                Fifty Associates (real estate
   Investments, Inc.                             corporation)
 o President of the fund
                                              Wesley W. Marple, Jr.
Henry P. Becton, Jr.                           o Professor of Business
 o President and General                         Administration,
   Manager, WGBH Educational                     Northeastern University,
   Foundation                                    College of Business
                                                 Administration
Dawn-Marie Driscoll
 o Executive  Fellow, Center                  Kathryn L. Quirk
   for Business Ethics, Bentley                o Managing Director of
   College                                       Scudder Kemper
 o President, Driscoll Associates                Investments, Inc.
   (consulting firm)                           o Vice President and
                                                 Assistant Secretary of the
Peter B. Freeman                                 fund
 o Corporate director and
   trustee                                    Jean C. Tempel
                                               o Venture Partner, Internet
                                                 Capital Corp.


                       8 Who Manages and Oversees the Fund

Financial Highlights

This table is designed to help you understand the fund's financial performance in recent years. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).


Years ended March 31,                      1999     1998     1997     1996    1995
-------------------------------------------------------------------------------------
Net asset value, beginning of period      $13.85  $13.27   $13.31   $13.13   $13.01
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
  Net investment income                      .65     .70      .71      .71      .73
-------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions         (.00)    .61     (.02)     .25      .15
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total from investment operations           .65    1.31      .69      .96      .88
-------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------
  From net investment income                (.65)   (.70)    (.71)    (.71)    (.73)
-------------------------------------------------------------------------------------
  From net realized gains on investment
  transactions                              (.19)   (.03)    (.02)    (.07)    (.03)
                                          -------------------------------------------
-------------------------------------------------------------------------------------
  Total distributions                       (.84)   (.73)    (.73)    (.78)    (.76)
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, end of period            $13.66  $13.85   $13.27   $13.31   $13.13
                                          -------------------------------------------
-------------------------------------------------------------------------------------
Total Return (%) (a)                        4.78   10.08     5.30     7.45     7.09
-------------------------------------------------------------------------------------


Ratios and Supplemental Data
-------------------------------------------------------------------------------------
Net assets, end of period ($ millions)        85      79       74       76       72
-------------------------------------------------------------------------------------
Ratio of operating expenses, net to
average daily net assets (%)                 .63     .52      .50      .50      .50
-------------------------------------------------------------------------------------
Ratio of operating expenses before
expense reductions, to average daily net
assets (%)                                   .92     .91      .92      .91      .94
-------------------------------------------------------------------------------------
Ratio of net investment income to
average daily net assets (%)                4.72    5.12     5.32     5.30     5.74
-------------------------------------------------------------------------------------
Portfolio turnover rate (%)                21.4    20.4     11.6     11.1     26.2
-------------------------------------------------------------------------------------

(a) Total returns would have been lower had certain expenses not been reduced.


                             Financial Highlights 9

How to invest in the fund


The following pages tell you how to invest in this fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."



---------------------------------------------------------------------------------------------
                         First investment                   Additional investments
---------------------------------------------------------------------------------------------

                         $2,500 or more for regular         $100 or more for regular
                         accounts                           accounts

                                                            $50 or more with an
                                                            Automatic Investment Plan

---------------------------------------------------------------------------------------------
 By mail                 o Fill out and sign an             o Send a check and a Scudder
 or express                application                        investment slip to us at the
 (see below)                                                  appropriate address below
                         o Send it to us at the
                           appropriate address,             o If you don't have an investment
                           along with An investment           slip, simply include a letter
                           check                              with your name, account number,
                                                              the full name of the fund, and
                                                              your investment instructions
----------------------------------------------------------------------------------------------

 By wire                 o Call 1-800-SCUDDER for          o Call 1-800-SCUDDER for
                           instructions                       instructions
----------------------------------------------------------------------------------------------

 By phone                --                                 o Call 1-800-SCUDDER for
                                                              instructions
----------------------------------------------------------------------------------------------

 With an                 --                                 o To set up regular investments
 automatic                                                    from a bank checking account,
 investment                                                   call 1-800-SCUDDER
 plan
----------------------------------------------------------------------------------------------

 Using QuickBuy          --                                 o Call 1-800-SCUDDER
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON]    Regular mail: The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

          Express, registered or certified mail: The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

          Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

                              How to Buy Shares 11

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.



-------------------------------------------------------------------------------------------------------
                                     Exchanging into another fund      Selling shares
-------------------------------------------------------------------------------------------------------

                                     $2,500 or more to open a          Some transactions, including
                                     new account                       most for over $100,000, can
                                                                       only be ordered in writing;
                                     $100 or more for exchanges        if you're in doubt, see page 15
                                     between existing accounts
-------------------------------------------------------------------------------------------------------

 By phone                          o Call 1-800-SCUDDER for          o Call 1-800-SCUDDER for
 or wire                             instructions                       instructions

-------------------------------------------------------------------------------------------------------

 Using SAIL(TM)                    o Call 1-800-343-2890 and          o Call 1-800-343-2890 and
                                     follow the instructions            follow the instructions

-------------------------------------------------------------------------------------------------------

 By mail, express, or fax          Write a letter that includes:      Write a letter that includes:
 (see previous page)
                                   o the fund, class, and account     o the fund, class, and account
                                     number you're exchanging           number from which you want
                                     out of                             to sell shares

                                   o the dollar amount or number      o the dollar amount or number
                                     of shares you want to exchange     of shares you want to sell

                                   o the name and class of the fund   o your name(s), signature(s),
                                     you want to exchange into          and address, as they appear
                                                                        on your account

                                   o your name(s), signature(s),      o a daytime telephone number
                                     and address, as they appear
                                     on your account

                                   o a daytime telephone number

-------------------------------------------------------------------------------------------------------

 With an                             --                               o To set up regular cash
 automatic                                                              payments from a Scudder fund
 withdrawal                                                             account, call 1-800-SCUDDER
 plan
-------------------------------------------------------------------------------------------------------

 Using QuickSell                    --                                o Call 1-800-SCUDDER
-------------------------------------------------------------------------------------------------------


                        12 How to Exchange or Sell Shares

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business whenever the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

                        Policies You Should Know About 13

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.


When selling shares, you'll generally receive the dividend for the day on which your shares were sold.


SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.


QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.


                        14 Policies You Should Know About

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The fund can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their shares directly from Scudder and for many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.


When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

                        Policies You Should Know About 15

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

--------------------------------------------------------------------------------

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the fund calculates share price

The fund's share price is its net asset value per share, or NAV. To calculate NAV, the fund uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES          =   NAV
-----------------------------------------
 TOTAL NUMBER OF SHARES OUTSTANDING


We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by the fund's Board of Trustees. In such a case, the fund's value for a security is likely to be different from quoted market prices.


                        16 Policies You Should Know About

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares, or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number


o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less


o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

                        Policies You Should Know About 17

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes


By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own sales of shares.) A fund may not always pay a distribution for a given period.

The fund has a regular schedule for paying out any earnings to shareholders:

o    Income dividends: declared daily and paid monthly

o Short-term and long-term capital gains: November or December, or otherwise as needed.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.

Buying and selling fund shares will usually have tax consequences for you. Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


                    18 Understanding Distributions and Taxes

Dividends from the fund are generally tax free for most shareholders, meaning that investors can receive them without incurring federal and state income tax liability. However, there are a few exceptions:

o a portion of the fund's dividends may be taxable as ordinary income if it came from investments in taxable securities


o because the fund can invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

The following tables show the usual tax status of transactions in fund shares as well as that of any taxable distributions from the fund:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from the fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from the fund
--------------------------------------------------------------------------------

The fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                    Understanding Distributions and Taxes 19

Notes

Notes

To Get More Information


Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.


Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).


If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.

Scudder Funds                   SEC
PO Box 2291                     450 Fifth Street, N.W.
Boston, MA 02107-2291           Washington, D.C. 20549-6009
1-800-SCUDDER                   1-800-SEC-0330
www.scudder.com                 www.sec.gov

SEC File Number     811-3749

                SCUDDER MASSACHUSETTS LIMITED TERM TAX FREE FUND
                       SCUDDER MASSACHUSETTS TAX FREE FUND


                  Each a series of Scudder State Tax Free Trust


                      SCUDDER NEW YORK TAX FREE MONEY FUND
                         SCUDDER NEW YORK TAX FREE FUND


                  Each a series of Scudder State Tax Free Trust


                           SCUDDER OHIO TAX FREE FUND


                    A series of Scudder State Tax Free Trust


                     SCUDDER CALIFORNIA TAX FREE MONEY FUND
                        SCUDDER CALIFORNIA TAX FREE FUND


               Each a series of Scudder California Tax Free Trust


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                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999

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      This combined Statement of Additional Information is not a prospectus. The prospectuses of the Funds dated August 1, 1999, as amended from time to time, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.


      Annual Reports to Shareholders of Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free Fund, Scudder California Tax Free Fund and Scudder California Tax Free Money Fund dated March 31, 1999 are incorporated by reference and are hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                            Page


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES..................................1
      General Investment Objective and Policies of Scudder Massachusetts
         Limited Term Tax Free Fund............................................1
      General Investment Objective and Policies of Scudder Massachusetts
         Tax Free Fund.........................................................2
      General Investment Objectives and Policies of Scudder New York Tax
         Free Money Fund.......................................................3
      General Investment Objective and Policies of Scudder New York Tax
         Free Fund ............................................................5
      General Investment Objective and Policies of Scudder Ohio Tax Free
         Fund .................................................................7
      General Investment Objectives and Policies of Scudder California Tax
         Free Money Fund.......................................................8
      General Investment Objective and Policies of Scudder California
         Tax Free Fund.........................................................9
      Master/feeder Fund Structure............................................11
      High Quality Bonds......................................................11
      Municipal Obligations...................................................12
      Amortized Cost Valuation of Portfolio Securities........................14
      Management Strategies...................................................15
      Special Considerations..................................................16
      Investing in Massachusetts..............................................16
      Investing in New York...................................................21
      Investing in Ohio.......................................................28
      Investing in California.................................................31

POLICIES AND TECHNIQUES APPLICABLE TO THE FUNDS...............................39
      Investment Restrictions.................................................48


PURCHASES.....................................................................49
      Additional Information About Opening an Account.........................49
      Minimum Balances........................................................50
      Additional Information About Making Subsequent Investments..............50
      Additional Information About Making Subsequent Investments by QuickBuy..50
      Checks..................................................................51
      Wire Transfer of Federal Funds..........................................51
      Share Price.............................................................51
      Share Certificates......................................................52
      Other Information.......................................................52

EXCHANGES AND REDEMPTIONS.....................................................52
      Exchanges...............................................................52
      Redemption by Telephone.................................................53
      Redemption By QuickSell.................................................54
      Redemption by Mail or Fax...............................................54
      Redemption by Checkwriting..............................................54
      Redemption-in-Kind......................................................55
      Other Information.......................................................55


FEATURES AND SERVICES OFFERED BY THE FUNDS....................................55
      The No-Load Concept.....................................................55
      Internet access.........................................................56
      Dividends and Capital Gains Distribution Options........................56
      Reports to Shareholders.................................................56
      Transaction Summaries...................................................57


THE SCUDDER FAMILY OF FUNDS...................................................57

                                                                            Page


SPECIAL PLAN ACCOUNTS.........................................................59
      Automatic Withdrawal Plan...............................................59
      Cash Management System -- Group Sub-Accounting Plan for Trust
         Accounts, Nominees and Corporations..................................59
      Automatic Investment Plan...............................................60
      Uniform Transfers/Gifts to Minors Act...................................60


DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.....................................60


PERFORMANCE INFORMATION.......................................................61
      Average Annual Total Return.............................................61
      Cumulative Total Return.................................................61
      Total Return............................................................62
      SEC Yield...............................................................62
      Effective Yield.........................................................62
      Tax-equivalent Yield for SNYTFMF and SCTFMF.............................63
      Tax-equivalent Yield for All Other Funds................................63
      Massachusetts Tax-free Yields...........................................64
      New York Tax-free Yields................................................64
      Ohio Tax-free Yields....................................................65
      California Tax-free Yields..............................................67
      Comparison of Fund Performance..........................................68


ORGANIZATION OF THE FUNDS.....................................................69

INVESTMENT ADVISER............................................................70
      Personal Investments by Employees of the Adviser........................73

TRUSTEES AND OFFICERS.........................................................74

REMUNERATION..................................................................77
      Responsibilities of the Board -- Board and Committee Meetings...........77
      Compensation of Officers and Trustees...................................77

DISTRIBUTOR...................................................................78


TAXES.........................................................................79
      Federal Taxation........................................................79
      State Taxation..........................................................82
      Scudder Massachusetts Limited Term Tax Free Fund and Scudder
         Massachusetts Tax Free Fund..........................................82
      Scudder New York Tax Free Money Fund and Scudder New York Tax Free
         Fund ................................................................82
      Scudder California Tax Free Money Fund and Scudder California Tax Free
         Fund ................................................................83


PORTFOLIO TRANSACTIONS........................................................85
      Brokerage Commissions...................................................85
      Portfolio Turnover......................................................85

NET ASSET VALUE...............................................................86

                                                                            Page

ADDITIONAL INFORMATION........................................................87
      Experts.................................................................87
      Shareholder Indemnification.............................................87
      Ratings of Municipal Obligations........................................87
      Commercial Paper Ratings................................................88
      Glossary................................................................88
      Other Information.......................................................89


FINANCIAL STATEMENTS..........................................................90

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES


      Scudder Massachusetts Limited Term Tax Free Fund ("SMLTTFF"), Scudder Massachusetts Tax Free Fund ("SMTFF"), Scudder New York Tax Free Fund ("SNYTFF"), Scudder New York Tax Free Money Fund ("SNYTFMF") and Scudder Ohio Tax Free Fund ("SOTFF") are each a non-diversified series of Scudder State Tax Free Trust. Scudder California Tax Free Fund ("SCTFF") is a diversified series, and Scudder California Tax Free Money Fund ("SCTFMF") is a non-diversified series, of Scudder California Tax Free Trust. Collectively, the foregoing are referred to as the "Funds" and the "Trusts," individually a "Fund" and a "Trust." Each Trust is a no-load open-end management investment company. Scudder State Tax Free Trust consists of six series and Scudder California Tax Free Trust consists of two series.

      Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Funds may engage (such as short selling, hedging, etc.) or a financial instrument in which the Funds may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on that Fund's performance.


General Investment Objective and Policies of Scudder Massachusetts Limited Term Tax Free Fund


      SMLTTFF seeks income that is exempt from Massachusetts personal and regular federal income taxes and is consistent with a high degree of price stability . The Fund pursues its objective by investing at least 80% of its net assets in securities of Massachusetts municipalities and in other securities that are commonly considered to have similar tax status. In addition, the Fund expects to invest at least 75% of its net assets in Massachusetts municipal securities that are rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), BBB or better by Standard and Poor's Corporation Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch"), or in securities considered to be of equivalent quality. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.


      The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Massachusetts residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Massachusetts personal income as well as regular federal income taxes. Because the Fund is intended for investors subject to Massachusetts personal income tax and federal income tax it may not be appropriate for all investors and is not available in all states. As described below in "Scudder Massachusetts Limited Term Tax Free Fund's Investments," the Fund may also invest in taxable obligations.


      Scudder Massachusetts Limited Term Tax Free Fund's Investments. It is a fundamental policy, that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), that at least 80% of the net assets of the Fund will be normally invested in municipal securities of issuers located in Massachusetts and other qualifying issuers including Puerto Rico, the U.S. Virgin Islands and Guam ("Massachusetts municipal securities") under normal market conditions. The Fund will generally invest in those Massachusetts municipal securities the income from which is, in the opinion of bond counsel rendered on the date of issuance, exempt from both Massachusetts personal income taxes and regular federal income tax. However, the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to regular federal and Massachusetts personal income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of shareholders. The Fund may also invest in when-issued or forward delivery securities and strategic transactions (as defined below).


      Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest quality ratings categories assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser, to be of a quality comparable to the six highest quality ratings categories of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

      When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Massachusetts municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances.


      During the fiscal year ended March 31, 1999, based upon the dollar-weighted average ratings of the Fund portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 1% BB and 1% unrated.

General Investment Objectives and Policies of Scudder Massachusetts Tax Free
Fund

      SMTFF seeks income that is exempt from Massachusetts personal and regular federal income taxes. The Fund pursues its objective by investing at least 80% of its net assets in securities of Massachusetts municipalities and in other securities that are commonly considered to have similar tax status. In pursuit of its objective, the Fund expects to invest principally in Massachusetts municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

      The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) whose interest payments, if distributed to Massachusetts residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Massachusetts state personal income as well as regular federal income taxes. Because the Fund is intended for investors subject to Massachusetts personal income tax and federal income tax it may not be appropriate for all investors and is not available in all states. As described below in "Scudder Massachusetts Tax Free Fund's Investments," the Fund may also invest in taxable obligations.


Scudder Massachusetts Tax Free Fund's Investments. Normally, at least 75% of the municipal securities purchased by the Fund will be investment-grade quality which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or if unrated, judged by the Adviser, to be of equivalent quality.

      The Fund may invest up to 25% of its total assets in fixed-income securities rated below investment-grade; that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.


                  It is a fundamental policy, that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), that at least 80% of the net assets of the Fund will be normally invested in municipal securities of issuers located in Massachusetts and other qualifying issuers including Puerto Rico, the U.S. Virgin Islands and Guam ("Massachusetts municipal securities") under normal market conditions. The Fund generally will invest in those Massachusetts municipal securities the income from which is, in the opinion of bond counsel rendered on the date of issuance, exempt from both Massachusetts personal income tax and regular federal income tax. These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities.

      The Fund may invest in other municipal securities such as variable rate demand instruments, as well as municipal notes of issuers located in Massachusetts and other qualifying issuers, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.


      Under normal market conditions, the Fund expects 100% of its portfolio securities to consist of Massachusetts municipal securities. However, if defensive considerations or an unusual disparity between after-tax income on taxable and municipal securities makes it advisable, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments, including U.S. Government obligations and money market instruments and repurchase agreements. It is impossible to accurately predict how long such alternative strategies may be utilized.


      The Fund may temporarily invest more than 20% of its net assets in taxable securities during periods which, in the Adviser's opinion, require a defensive position. It is impossible to accurately predict how long such alternative strategies may be utilized.


      The Fund may also invest up to 20% of its net assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT bonds"). Normally, at least 80% of the Fund's net assets will be invested in securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Fund distributions from interest on certain municipal securities subject to the alternative minimum tax, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

      The Fund may invest in third party puts, and when-issued or forward delivery securities, which may involve certain expenses and risks, including credit risks. The Fund may also enter into repurchase agreements, reverse repurchase agreements and stand-by commitments which may involve certain expenses and risks, including credit risks. None of these securities and techniques is expected to comprise a major portion of the Fund's investments. In addition, the Fund may purchase indexed securities and may engage in strategic transactions.


      The Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' supervision, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term.


      Furthermore, all of the Fund's portfolio obligations, including short-term obligations, will be (a) rated at the time of purchase within the six highest grades assigned by Moody's, S&P or Fitch, (b) if not rated, judged at the time of purchase by the Adviser, to be of a quality comparable to the six highest ratings of Moody's, S&P or Fitch and to be readily marketable, or (c) issued or guaranteed by the U.S. Government. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

      During the fiscal year ended March 31, 1999, based upon the dollar-weighted average ratings of the portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities): 1% CCC and 3% unrated.


General Investment Objectives and Policies of Scudder New York Tax Free Money
Fund


      SNYTFMF seeks income exempt from New York State and New York City personal income taxes and regular federal income taxes and is consistent with maintaining a stable $1.00 share price. The Fund pursues these objectives through the professional and efficient management of a high quality portfolio consisting primarily of short-term municipal obligations (as defined below under "Investments and Investment Techniques -- Municipal Obligations") having remaining maturities of 397 calendar days or less with a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. There can be no assurance that the Fund's objectives will be met or that income to shareholders which is exempt from regular federal income tax will be exempt from state and local taxes and the federal alternative minimum tax. Because of its focus on New York tax-exempt investments, Scudder New York

Tax Free Money Fund will have a more limited number of investment options available to it than a fund that does not focus on investments from a single state. Consequently, the Fund may need to invest a significant percentage of its assets in single issuer. Changes in the financial condition or market assessment of such an issuer could have a significant adverse impact on the Fund. Therefore an investment in this Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state.


      SNYTFMF'S portfolio consists primarily of obligations issued by municipalities located in New York State whose interest payments, if distributed to New York residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from New York State and New York City personal income taxes as well as regular federal income tax. Because the Fund is intended for investors subject to New York personal income taxes and federal income tax, it may not be appropriate for all investors and is not available in all states. The Fund may also invest in taxable obligations for temporary defensive purposes. It is impossible to accurately predict how long such alternative strategies will be utilized.

      Scudder New York Tax Free Money Fund's Investments. The Fund seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax through a portfolio of high quality municipal securities. It is a fundamental policy that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), that at least 80% of the net assets of the Fund will be invested in New York municipal securities during periods of normal market conditions. However, when the Adviser determines that market conditions warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its net assets in securities the income from which may be subject to regular federal income tax and New York State and New York City personal income taxes. The Fund has reserved the freedom of action to concentrate, up to 25% of its net assets, in instruments issued by domestic banks. In the event that the Fund concentrates its investments, changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, if the Fund were concentrated, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in instruments issued by domestic banks.

      Under normal market conditions, the Fund's portfolio securities will consist of New York municipal securities. In addition, the Fund may make temporary taxable investments as described below, and may hold cash. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality ratings of two or more of the following rating agencies: Moody's (Aaa and Aa, MIG-1 and MIG-2, and P1 and P2), S&P (AAA and AA, SP1+ and SP1, A1+ and A1 and A2) and Fitch (AAA and AA, F1+, F1 and F2). The Fund may invest its assets in these securities to the extent permitted by Rule 2a-7 of the 1940 Act. The Fund may invest up to 20% of its net assets in AMT bonds. The Fund's distributions from interest on AMT bonds may be taxable depending upon an investor's particular situation. Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by a money market fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

      Subsequent to its purchase by the Fund, an issue of municipal obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. The Adviser will dispose of such security unless the Board of Trustees of the Trust determines that such disposal would not be in the best interest of the Fund. To the extent that the ratings accorded by Moody's, S&P or Fitch for municipal obligations may change as a result of changes in these rating systems, the Adviser will attempt to use comparable ratings as standards for its investment in municipal obligations in accordance with the investment policies contained herein.

      From time to time on a temporary basis or for temporary defensive purposes, the Fund may, subject to its investment restrictions, hold cash and invest in taxable investments which mature in 397 calendar days or less at the time of purchase, consisting of (1) other obligations issued by or on behalf of municipal or corporate issuers; (2) U.S. Treasury notes, bills and bonds; (3) obligations of agencies and instrumentalities of the U.S. Government; (4) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances; and (5) repurchase agreements (see below) with respect to any of the obligations which the Fund is permitted to purchase. The Fund will not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Commercial paper investments will be limited to commercial paper rated A-1 by S&P, Prime 1 by Moody's or F-1 by Fitch. The Fund may hold cash or invest in temporary taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of the Fund or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Adviser expects to invest such proceeds in municipal obligations as soon as practicable. Interest income from temporary investments may be taxable to shareholders as ordinary income. It is impossible to accurately predict how long such alternative strategies may be utilized.

General Investment Objectives and Policies of Scudder New York Tax Free Fund

      SNYTFF seeks income that is exempt from New York State and New York City personal income taxes and regular federal income taxes. The Fund pursues its objective by investing at least 80% of its net assets in New York municipal securities during periods of normal market conditions. In pursuit of its objective, the Fund will invest principally in New York municipal securities that are rated A or better by Moody's, S&P or Fitch, or are of equivalent quality as determined by the Adviser. There can be no assurance that the objective of the Fund will be met or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state or city taxes, or from the federal alternative minimum tax.

Scudder New York Tax Free Fund's Investments. As a matter of fundamental policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in New York municipal securities during periods of normal market conditions. Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

      During the fiscal year ended March 31, 1999, based upon the dollar-weighted average ratings of the Fund portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 9.0% unrated.

      The Fund's portfolio consists primarily of obligations issued by municipalities located in New York State. It is the opinion of bond counsel, rendered on the date of issuance, that income from these New York municipal securities is exempt from regular federal, as well as New York State and New York City personal income tax. The Fund may invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds and notes of issuers located in New York and of other qualifying issuers. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source. The Fund may also invest in taxable obligations for temporary or defensive purposes. It is impossible to accurately predict how long such alternative strategies will be utilized.


      Under normal market conditions, the Fund expects to invest principally in New York municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in New York municipal securities with short- and medium-term maturities as well.

            The Fund may also invest up to 20% of its net assets in AMT bonds. Fund distributions from interest on certain municipal securities subject to the alternative minimum tax such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon state and local tax laws.


      Ordinarily, the Fund expects that 100% of its portfolio securities will be New York municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in short-term taxable securities. It is impossible to accurately predict how long such alternative strategies may be utilized.


      The Fund may invest in stand-by commitments, third party puts, when-issued securities, and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions. See "Additional information about policies and investments" for more information about these investment techniques.

      A portion of the Fund's income may be subject to federal, state and local income taxes.

      When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to regular federal tax and New York State and City personal income taxes during periods which, in the opinion of the Adviser, require a defensive position for the protection of shareholders.


      Junk bonds involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Fund may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.


      Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.


      It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.


      Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

General Investment Objectives and Policies of Scudder Ohio Tax Free Fund

      SOTFF seeks income that is exempt from Ohio personal and regular federal income taxes. The Fund pursues its objective by investing at least 80% of its net assets in Ohio municipal securities. In pursuit of its objective, the Fund expects to invest principally in Ohio municipal securities that are rated A or better by Moody's, S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

      The Fund's portfolio consists primarily of obligations issued by municipalities located in the State of Ohio whose interest payments, if distributed to Ohio residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance thereof, from Ohio personal income tax as well as regular federal income tax. Because the Fund is intended for investors subject to Ohio and federal income taxes, it may not be appropriate for all investors and is not available in all states. As described below in the "Scudder Ohio Tax Free Fund's Investments," the Fund may also invest in taxable obligations.

Scudder Ohio Tax Free Fund's Investments. It is fundamental policy, that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in Ohio municipal securities. However, the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to regular federal and Ohio personal income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of the shareholders. It is impossible to accurately predict how long such alternative strategies will be utilized.

      Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

      The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

      During the fiscal year ended March 31, 1999, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 4.2% unrated.

            The Fund principally invests in municipal securities of issuers located in Ohio. It is the opinion of bond counsel, rendered on the date of issuance, that interest on these Ohio municipal securities is exempt from both Ohio personal income tax and regular federal income tax. These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable rate demand instruments. The Fund may also invest in municipal notes of issuers located in Ohio and other qualifying issuers. They are generally used to provide capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes and bond anticipation notes. The Fund may also invest in when-issued or forward delivery securities and enter into repurchase agreements, reverse repurchase agreements, and strategic transactions (as defined below). For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

      Under normal market conditions, the Fund expects to invest principally in Ohio municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Ohio municipal securities with short- and medium-term maturities as well.


      When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Ohio municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances.


General Investment Objectives and Policies of Scudder California Tax Free Money Fund


      SCTFMF seeks income that is exempt from California personal and regular federal income taxes and is consistent with maintaining a stable $1.00 share price. The Fund pursues these objectives through the professional and efficient management of a high quality portfolio consisting primarily of short-term municipal obligations (as defined under "Investments, Investment Techniques and Considerations of the Funds -- Municipal Obligations") having remaining maturities 397 calendar days or less with a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. There can be no assurance that the Fund's objectives will be met or that income to shareholders which is exempt from regular federal income tax will be exempt from state and local taxes and the federal alternative minimum tax. Because of its focus on California tax-exempt investments, the Fund may have to concentrate a significant percentage of its assets in a single issuer. Changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. An investment in the Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state. Because the Fund is intended for investors subject to both California state personal income and federal income taxes, it may not be appropriate for all investors and is not available in all states.

      Under normal market conditions, the Fund's portfolio securities consist of California municipal securities. In addition, the Fund may make temporary taxable investments as described below, and may hold cash. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality ratings categories of two or more of the following rating agencies: Moody's (Aaa and Aa, MIG-1 and MIG-2, and P1 and P2), S&P (AAA and AA, SP1+ and SP1, A1+ and A1 and A2), and Fitch (AAA and AA, F1+, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by a money market fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

Scudder California Tax Free Money Fund's Investments. SCTFMF invests in municipal securities of issuers located in California . It is the opinion of bond counsel, rendered on the date of issuance, that the income from these California municipal securities is exempt from both California personal income tax and regular federal income tax. These securities include general obligation and revenue bonds and notes of issuers located in California and of other qualifying issuers. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds with remaining maturities of 397 calendar days or less.

      Ordinarily, the Fund expects that 100% of its portfolio securities will be California municipal securities. It is a matter of fundamental policy , that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in California municipal securities during periods of normal market conditions. However, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to federal and California income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of shareholders. It is impossible to accurately predict how long such alternative strategies may be utilized.


            For temporary defensive purposes, the Fund may, subject to its investment restrictions, hold cash and invest in temporary taxable investments which mature in 397 calendar days or less at the time of purchase, consisting of (1) other obligations issued by or on behalf of municipal or corporate issuers; (2) U.S. Treasury notes, bills and bonds; (3) obligations of agencies and instrumentalities of the U.S. Government; (4) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances; and (5) repurchase agreements with respect to any of the obligations which the Fund is permitted to purchase. The Fund does not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Commercial paper investments are limited to commercial paper rated A-1 by S&P, Prime 1 by Moody's or F-1 by Fitch. The Fund may hold cash or invest in temporary taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of the Fund or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Adviser expects to invest such proceeds in municipal obligations as soon as practicable. Interest income from temporary investments may be taxable to shareholders as ordinary income.

      Special Considerations. The investment objectives and policies of SCTFMF are sought through the following additional strategies employed in the management of the portfolio which are described under "Investments, Investment Techniques and Considerations of the Funds":


      1.    Income Level and Credit Risk.

      2.    Municipal Obligations.

      3.    Investing in California.

      4.    When-Issued Securities.

      5.    Stand-By Commitments.

      6.    Third Party Puts.

      7.    Repurchase Agreements.

      8.    Reverse Repurchase Agreements.


General Investment Objectives and Policies of Scudder California Tax Free Fund

      SCTFF seeks income that is exempt from California personal and regular federal income taxes. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.


      There can be no assurance that the objective of the Fund will be met or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state or local taxes, or from the federal alternative minimum tax.


Scudder California Tax Free Fund's Investments. Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by

S&P or Fitch, or in unrated securities considered to be of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

      Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

      Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.


      It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.


      Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

      The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

            The Fund invests in municipal securities of issuers located in California. It is the opinion of bond counsel, rendered on the date of issuance, that the income from these obligations is exempt from both California personal income tax and regular federal income tax. The Fund invests in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds, industrial development and pollution control bonds of issuers located in California. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility, a specific excise tax or other revenue source.


      Under normal market conditions, the Fund expects to invest principally in California municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in California municipal securities with short- and medium-term maturities.


      The Fund may also invest up to 20% of its total assets in AMT bonds. Fund distributions from interest on certain municipal securities subject to the alternative minimum tax, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

      Ordinarily, the Fund expects 100% of its portfolio securities to be California municipal securities. It is a fundamental policy, that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in California municipal securities except as stated below. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in taxable securities. It is impossible to accurately predict how long these alternative strategies may be utilized.

      When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to federal and California income tax during periods which, in the opinion of the Adviser, require a defensive position for the protection of shareholders. Investors should be aware that shares of the Fund do not represent a complete investment program.

      The Fund may invest in stand-by commitments, third party puts, when-issued securities and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions, including derivatives. See "Additional information about policies and investments" for more information about these investment techniques.

      During the fiscal year ended March 31, 1999, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its net assets invested in debt securities rated (or if unrated, considered by the Adviser to be equivalent to rated securities) in the categories indicated: 6% unrated.

      A portion of the Fund's income may be subject to federal, state and local income taxes.


Master/feeder Fund Structure

      Each Trust's Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


High Quality Bonds

      High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

      Each Fund's investments, except SNYTFMF and SCTFMF, must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by a Fund, the Adviser will determine whether it is in the best interest of that Fund to retain or dispose of the security.


Municipal Obligations

      Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. Interest on municipal obligations issued by Massachusetts issuers is generally exempt from Massachusetts personal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

      1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

      Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

      2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

      Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

      The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.


      Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to each Fund's 20% limitation on investing in AMT bonds. For the purposes of each Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.


      3. Other Municipal Obligations. There is, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

      Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. Each Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to a Fund, or (3) to maintain an investment grade investment portfolio. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

      The variable rate demand instruments that a Fund may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. A Fund will determine the variable rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of a Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine whether it continues to meet a Fund's quality criteria.

      The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should minimize changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with the comparable portfolio of fixed income securities. A Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

      The maturity of the variable rate demand instrument held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the principal amount of the instrument or
(2) the period remaining until the instrument's next interest rate adjustment.

      4. General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as either Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.

      Obligations purchased for a Fund are subject to the limitations on holdings of securities which are not readily marketable contained in a Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. In addition, Stand-by Commitments and demand obligations also enhance marketability.

      For the purpose of a Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

      Each Fund expects that it will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, each Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations, rather than factors affecting all, or broad classes of, municipal obligations.

      Each Fund may invest up to 25% of its total assets in fixed-income securities rated below investment grade, that is, below Baa by Moody's, or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Each Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.


      Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.


      It is expected that a significant portion of the junk bonds acquired by a Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances a Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable a Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

      Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.


Amortized Cost Valuation of Portfolio Securities

      Pursuant to Rule 2a-7 of the Securities and Exchange Commission (the "SEC"), SNYTFMF and SCTFMF each uses the amortized cost method of valuing its investments, which facilitates the maintenance of a Fund's per share net asset value at $1.00. The amortized cost method, which is used to value all of a Fund's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

      Consistent with the provisions of the Rule, each Fund maintains a dollar weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 calendar days or less, and invests only in securities determined by the Trustees to be of high quality with minimal credit risks, or as directed by the Trustees.

      The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Trustees.

      The extent of deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds l/2 of l%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. A Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield of a Fund.


Management Strategies

      In pursuit of its investment objective, each Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' review, performs credit analysis and manages each Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of each Fund's portfolio are:

Emphasis on Credit Analysis. As indicated above, each Fund's portfolio will be invested in municipal obligations rated within, or judged by the Funds' Adviser to be of a quality comparable to, the six highest quality ratings categories of Moody's, S&P or Fitch, or in U.S. Government obligations. The ratings assigned by Moody's, S&P or Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal obligation market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.

      The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit ratings of the published services and to anticipate changes in credit ratings.

Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that a Fund invests in short-term maturities, capital volatility will be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading a Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above each Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of a Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that a Fund will be able to take advantage of them. Each Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code.

Special Considerations

Income Level and Credit Risk. Yield on municipal obligations depends on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Because each Fund holds primarily investment grade municipal obligations, the income earned on shares of a Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities; investment grade securities, however, may include securities with some speculative characteristics. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. Each Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although each Fund's quality standards are designed to reduce the credit risk of investing in a Fund, that risk cannot be entirely eliminated. Shares of a Fund are not insured by any agency of Massachusetts or of the U.S. Government.

Investing in Massachusetts

      The following information as to certain Massachusetts risk factors is given to investors in view of SMLTTFF's and SMTFF's policy of concentrating its investments in Massachusetts issuers. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of Massachusetts issuers and other sources believed to be reliable. No independent verification has been made of the following information.


      SMLTTFF and SMTFF are each more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than a comparable municipal bond funds that do not focus on investments of Massachusetts issuers. In 1989, Massachusetts experienced growth rates significantly below the national average and an economic recession in 1990 and 1991 caused negative growth rates in Massachusetts. All sectors of the economy experienced job losses, including high technology, construction and financial industries. In addition, the economy experienced shifts in employment from labor-intensive manufacturing industries to technology and service-based industries. In 1993, however, total Massachusetts employment showed positive annual growth in all sectors, except manufacturing which had experienced declines in each year since 1985. In 1995, total non-agricultural employment in Massachusetts grew at a rate of 2.4% with the most rapid growth coming in the construction sector and the services sector, which grew at rates of 4.7% and 4.9%, respectively. The unemployment rate for the Commonwealth for 1996 was 4.3%; it fell to 4.0% in 1997 and 3.3% in 1998. The national unemployment rate was 5.4% in 1996, 4.9% in 1997 and 4.5% in 1998. During the 1989 to 1991 recession, real income levels declined in Massachusetts. Since 1994, however, real personal per capita income levels in Massachusetts have increased faster than the national average. Massachusetts had the third highest level of per capital personal income in the United States in 1995 and 1997.

State Economy. Throughout much of the 1980s, the Commonwealth had a strong economy which was evidenced by low unemployment and high personal income growth as compared to national trends. Economic growth in the Commonwealth slowed in the late 1980s and early 1990s but outpaced that of the nation as a whole in 1997 and 1998. Current economic indicators such as retail sales, housing permits, construction, and employment levels suggest a strong and continued economic recovery. The unemployment rate for the Commonwealth as of March 1999 was 2.9% compared to a national average of 4.4%. The unemployment rate is expected to remain steady through the Year 2000. In addition, employment in manufacturing increased by almost 2% in 1997, and another 2.2% in 1998. Per capita personal income has shown growth rates of 6.2% in 1996, 6.0% in 1997 and 5.1% in 1998.

      Major infrastructure projects are anticipated in the Commonwealth over the next decade. It is currently anticipated that the federal government will assume responsibility for approximately 70% of the estimated $10.8 billion cost of projects including the depression of the central artery which traverses the City of Boston and the construction of a third harbor tunnel linking downtown Boston to Logan Airport. The current estimated date of completion of this project is 2004. In 1997, a law was passed authorizing the Commonwealth to spend up to $609 million for the design and construction of a new convention facility in South Boston. At the same time, $49.5 million was authorized for the expansion and renovation of the Springfield Civic Center, and $19 million was reimbursed to the City of Worcester for construction of a new convention center. Revenue bonds used to finance these three facilities will be paid from various parking receipts, car rental surcharges, hotel taxes and sales taxes in business located in and around the facilities.


      The fiscal viability of the Commonwealth's authorities and municipalities is inextricably linked to that of the Commonwealth. The Commonwealth guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the Commonwealth and their debt ratings may be adversely affected by a negative change in those of the Commonwealth.

      Commonwealth spending exceeded revenues in each of the five fiscal years commencing fiscal 1987. In particular, from 1987 to 1990, spending in five major expenditure categories (Medicaid, debt service, public assistance, group health insurance and transit subsidies) grew at rates in excess of the rate of inflation for the comparable period. In addition, the Commonwealth's tax revenues during this period repeatedly failed to meet official forecasts. For the budgeted funds, operating losses in fiscal 1987 and 1988, of $349 million and $370 million, respectively, were covered by surpluses carried forward from prior years. The operating losses in fiscal 1989 and 1990, which totaled $672 million and $1.251 billion, respectively, were covered primarily through deficit borrowings. During that period, operating fund balances declined from a budget surplus of $1.072 billion in fiscal 1987 to a deficit of $1.104 billion for the fiscal year ending 1990.


      For the fiscal year ended June 30, 1991, total operating revenues of the Commonwealth increased by 13.5% over the prior year, to $13.878 billion. This increase was due chiefly to state tax increases enacted in July 1990 and to a substantial federal reimbursement for uncompensated patient care under the Medicaid program. 1991 expenditures also increased over the prior year to $13.899 billion resulting in an operating loss in the amount of $21.2 million. However, after applying the opening fund balances created from proceeds of the borrowing that financed the fiscal 1990 deficit, no deficit borrowing was required to close-out fiscal 1991.


      For the fiscal year ended June 30, 1992, the budgeted operating funds ended with an excess of revenues and other sources over expenditures and other uses of $312.3 million and with a surplus of $549.4 million, when such excess is added to the fund balances carried forward from fiscal 1991.

      The budgeted operating funds of the Commonwealth ended fiscal 1993 with a surplus of revenues and other sources over expenditures and other uses of $13.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $562.5 million. Budgeted revenues and other sources for fiscal 1993 totaled approximately $14.710 billion, including tax revenues of $9.930 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to 1993, while tax revenues increased by 4.7% for the same period. In July 1992, tax revenues had been estimated to be approximately $9.685 billion for fiscal 1993. This amount was subsequently revised during fiscal 1993 to $9.940 billion.

      Commonwealth budgeted expenditures and other uses in fiscal 1993 totaled approximately $14.696 billion, which is $1.280 billion or approximately 9.6% higher than fiscal 1992 expenditures and other uses. Fiscal 1993 budgeted expenditures were $23 million lower than the initial July 1992 estimates of fiscal 1993 budgeted expenditures.


      For the fiscal year ended June 30, 1993, after payment of all Local Aid and retirement of short-term debt, the Commonwealth showed a year-end cash position of approximately $622.2 million, as compared to a projected position of $485.1 million.


      The budgeted operating funds of the Commonwealth ended fiscal 1994 with a surplus of revenues and other sources over expenditures and other uses of $26.8 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $589.3 million. Budgeted revenues and other sources for fiscal 1994 totaled approximately $15.550 billion, including tax revenues of $10.607 billion, $87 million below the Department of Revenue's fiscal 1994 tax revenue estimate of $10.694 billion. Total revenues and other sources increased by approximately 5.7% from fiscal 1993 to fiscal 1994 while tax revenues increased by 6.8% for the same period.

      Commonwealth budgeted expenditures and other uses in fiscal 1994 totaled $15.523 billion, which is $826.5 million or approximately 5.6% higher than fiscal 1993 budgeted expenditures and other uses.


      For the fiscal year ended June 30, 1994, the Commonwealth showed a year-end cash position of approximately $757 million, as compared to a projected position of $599 million.


      Fiscal 1995 tax revenue collections totaled $11.163 billion, approximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $11.151 billion, and approximately $556 million, or 5.2%, above fiscal 1994 tax revenues of $10.607 billion. Budgeted revenues and other sources, including non-tax revenues collected in fiscal 1995 totaled $16.387 billion, approximately $837 million, or 5.4%, above fiscal 1994 budgeted revenues of $15.550 billion. Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7%, above fiscal 1994 budgeted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

      The Commonwealth ended fiscal 1996 with a surplus of revenues and other sources over expenditures and other uses of $446.4 million resulting in aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.173 billion. Budgeted revenues and other sources for fiscal 1996 totaled approximately $17.327 billion, including tax revenues of approximately $12.049 billion, approximately $365 million higher than prior official estimate in May, 1996. Budgeted revenues and other sources increased by approximately 5.7% from fiscal 1995 to fiscal 1996, while tax revenues increased by approximately 7.9% for the same period. Income tax withholding payments increased by approximately 8.0% from fiscal 1995, and total income tax collections by approximately 12.3%. Budgeted expenditures and other uses in fiscal 1996 totaled approximately $16.896 billion, an increase of approximately $645.7 million, or 4.0%, over fiscal 1995.

      The fiscal 1996 year-end transfer to the Stabilization Fund amounted to approximately $179.4 million, bringing the Stabilization Fund balance to approximately $627.1 million, which exceeded the amount that can remain in the Stabilization Fund by law, $543.3 million. In fiscal 1997, the statutory ceiling on the Stabilization Fund was raised from 5% of total tax revenues to 5% of total budgetary revenues. At the end of fiscal 1997, the Stabilization Fund's balance was $799.3 million. Under state finance law, year-end surplus amounts (as defined in the law) in excess of the amount that can remain in the Stabilization Fund are transferred to the Tax Reduction Fund, to be applied, subject to legislative appropriation, to the reduction of personal income taxes.


      The budgeted operating funds of the Commonwealth ended fiscal 1997 with a surplus of revenues and other sources over expenditures and other uses of $221.0 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $1.394 billion. Budgeted revenues and other sources for fiscal 1997 totaled approximately $18.170 billion, including tax revenues of $12.864 billion, an increase of approximately 6.8% over fiscal 1996. Commonwealth budgeted expenditures and other uses in fiscal 1997 totaled $17.949 billion. At the end of fiscal 1997, the Commonwealth showed a year-end cash position of approximately $902.0 million, which did not include the aforementioned Stabilization Fund ending balance of $799.3 million.

      The budgeted operating funds of the Commonwealth ended fiscal 1998 with a surplus of revenues and other sources over expenditures and other uses of $798.1 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $2.192 billion. Budgeted revenues and other sources for fiscal 1998 totaled approximately $19.8 billion, including tax revenues of $14.026 billion. Commonwealth budgeted expenditures and other uses in fiscal 1998 totaled $19.002 billion. At the end of fiscal 1998, the Commonwealth showed a year-end cash position of approximately $1.579 billion, which did not include the Stabilization Fund's ending balance of $1.140 billion.

      Beginning in 1989, S&P and Moody's lowered their ratings of the Commonwealth's general obligation bonds from AA+ and Aa, respectively, to BBB and Baa, respectively. In March 1992, S&P placed the Commonwealth's general obligation and related guaranteed bond ratings on CreditWatch with positive implications, citing such factors as continued progress towards balanced financial operations and reduced short-term borrowing as the basis for the positive forecast. As of the date hereof, the Commonwealth's general obligation bonds are rated AAA by S&P and Aaa by Moody's. From time to time, the rating agencies may further change their ratings.

State Budget. The fiscal 1999 budget contained tax cuts with an aggregate fiscal cost of approximately $226 million, including a proposal to cut the tax rate on earned and unearned income from 5.95% to 5.00% over three years. The tax cuts initiated in the previous and current administrations translate to a total of $2 billion in annual tax savings to taxpayers. Budgeted revenues and other sources to be collected in fiscal 1999 totaled $19.726 billion. This amount includes fiscal 1999 tax revenues of $14.0 billion. Collections through April 1999 totaled $11.554 billion, up 4.3% or $474 million, from the same period in Fiscal Year 1998.

      Fiscal 1999 non-tax revenues totaled $5.726 billion, approximately $47.4 million less than fiscal 1998 non-tax revenues after adjusting for the shifts to and from certain non-budgeted items. Federal reimbursements increased by more than $80 million, from $3.361 billion in fiscal 1998 to $3.441 billion in fiscal 1999. Fiscal 1999 is projected to end with a cash balance of $975.9 million.

      On January 27, 1999 the Governor submitted the proposed budget for the 2000 fiscal year. Budgeted revenues and other sources to be collected in fiscal 2000 are estimated by the Executive Office for Administration and Finance to be approximately $20.241 billion. This amount includes estimated fiscal 2000 revenues of $14.459 billion, an increase of $459 million, or 3.3% over Fiscal Year 1999 levels. This projection incorporates proposed tax cuts of $226 million.

      Fiscal 2000 non-tax revenues are projected to total approximately $5.782 billion, approximately $57 million less than fiscal 1999 non-tax revenues after adjusting for the shifts to and from certain non-budgeted items. Federal reimbursements increase by approximately $7.8 million, from approximately $3.441 billion in fiscal 1999 to $3.449 billion in fiscal 2000. The fiscal 2000 budget is based on numerous spending and revenue estimates, the achievement of which cannot be assured.


Debt Limits and Outstanding Debt. Growth of tax revenues in the Commonwealth is limited by law. Tax revenues in each of fiscal years 1988 to 1992 were lower than the limits set by law. In addition, during each of the fiscal years 1989 through 1991, the official tax revenue forecasts made at the beginning of the year proved to be substantially more optimistic than the actual results. The fiscal 1992 budget initially was based on the joint revenue estimate of $8.292 billion, a 7% decrease from 1991, while actual tax revenues were $9.484 billion, a 5.4% increase over fiscal 1991. The fiscal 1993 budget initially was based on the joint revenue estimate of $9.685 billion, an increase of 2.1% over 1992. The actual 1993 tax revenues were $9.930 billion, a 4.7% increase over 1992. On May 13, 1993, the tax revenue forecast of the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance for fiscal 1994 was $10.540 billion, an increase of 6.1% over 1993. Actual fiscal 1994 tax revenues were $10.607 billion, a 6.8% increase over fiscal 1993.


      In May 1994, the Chairpersons of the House and Senate Ways and Means Committees and the Secretary for Administration and Finance jointly endorsed an estimate of tax revenues for fiscal 1994 of $11.328 billion, an increase of $634 million, or 5.9%, from then expected tax revenues for fiscal 1994 of $10.694 billion. The fiscal 1995 budget was based upon this tax revenue estimate, less $19.3 million of tax cuts signed by the Governor in the fiscal 1995 budget. Fiscal 1995 tax revenue collections were approximately $11.163 billion. Fiscal 1996 tax revenue collections were $12.049 billion. Fiscal 1997 tax revenue collections were $12.864 billion. Fiscal 1998 tax revenue collections were $14.026 billion. For Fiscal Year 1999, tax revenue collections were $11.554 billion through April 1999 and are expected to total $14 billion. Fiscal 2000 tax collections are projected to total $14.459 billion, an increase of 3.3%.


      Effective July 1, 1990, limitations were placed on the amount of direct bonds the Commonwealth may have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for payment of principal of and interest on general obligation debt of the Commonwealth was limited to 10 percent of such appropriation. Bonds in the aggregate principal amount of $1.399 billion issued in October and December, 1990, under Chapter 151 of the Acts of 1990 to meet the fiscal 1990 deficit are excluded from the computation of these limitations, and principal of and interest on such bonds are to be repaid from up to 15% of the Commonwealth's income receipts and tax receipts in each year that such principal or interest is payable.

      Furthermore, certain of the Commonwealth's cities and towns have at times experienced serious financial difficulties which have adversely affected their credit standing. For example, due in large part to prior year cutbacks, the City of Chelsea was forced into receivership in September 1991. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, could adversely affect the market values and marketability, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, recent developments regarding the Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to maintain debt service on their obligations.

      The Commonwealth currently has two types of bonds and notes outstanding: general obligation debt and special obligation debt. Special obligation revenue debt consists of special obligation revenue bonds ("Special Obligation

Bonds") issued under Section 20 of Chapter 29 of the Massachusetts General Laws (the "Special Obligation Act") which may be secured by all or a portion of the revenues credited to the Commonwealth's Highway Fund. The Commonwealth has issued Special Obligation Bonds secured by a pledge of 6.86 cents of the Commonwealth's 21-cent gasoline tax. Certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue debt for which the Commonwealth is either directly, in whole or in part, or indirectly liable. The Commonwealth's liabilities with respect to these bonds and notes are classified as either (a) Commonwealth-supported debt; (b) Commonwealth-guaranteed debt; or (c) indirect obligations. Indirect obligations consist of (i) obligations of the Commonwealth to fund capital reserve funds pledged to certain Massachusetts Housing Finance Agency bonds, (ii) the obligation of the Commonwealth, acting through the Higher Education Coordinating Council ("HECC"), to fund debt service, solely from moneys otherwise appropriated to HECC, on certain community college program bonds issued by the Massachusetts Health and Educational Facilities Authority, (iii) the obligation of the Commonwealth, acting through the Executive Office of Public Safety ("EOPS"), to fund debt service from amounts appropriated by the Legislature to EOPS, on certificates of participation issued to finance the new Plymouth County Correctional Facility, and (iv) the obligation of the Commonwealth to make lease payments from amounts appropriated by the Legislature with respect to the Massachusetts Information Technology Center in the city of Chelsea, Massachusetts. In addition, the Commonwealth has liabilities under certain tax-exempt capital leases. Commonwealth-guaranteed debt consists of certain liabilities arising out of the Commonwealth's guarantees of the bonds of the two higher education building authorities and certain bond anticipation notes of the Massachusetts Turnpike Authority. Commonwealth-supported debt arises from statutory requirements from payments by the Commonwealth with respect to debt service of the Massachusetts Bay Transportation Authority (including the Boston Metropolitan District), the Massachusetts Convention Center Authority, the Massachusetts Government Land Bank, the Steamship Authority and certain regional transit authorities. Hence, the Commonwealth's fiscal condition could adversely affect the market values and marketability of, or result in default in payment on, obligations of certain authorities and agencies.

Local Governments. Proposition 2 1/2, an initiative petition adopted by the voters of the Commonwealth of Massachusetts on November 4, 1980, constrains levels of property taxation and limits the charges and fees imposed on cities and towns by certain governmental entities, including county governments. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. While many communities have responded to the limits of Proposition 2 1/2 through statutorily permitted overrides and exclusions (such as exclusion of debt service on specific bonds and notes), Proposition 2 1/2 has and will continue to restrain significantly the ability of cities and towns to pay for local services, including certain debt service. To mitigate the impact of Proposition 2 1/2 on local programs and services since 1980, the Commonwealth has increased payments to its cities, towns and regional school districts.


      A statute adopted by voter initiative petition in November, 1990, regulates the distribution of Local Aid to cities and towns. Direct Local Aid decreased from $2.937 billion in fiscal 1990 to $2.360 billion in fiscal 1992; increased to $2.547 billion in fiscal 1993 and increased to $2.727 billion in fiscal 1994. Fiscal 1995 expenditures for direct Local Aid were $2.976 billion. Fiscal 1996 expenditures for direct Local Aid were $3.246 billion. Fiscal 1997 expenditures for direct Local Aid were $3.534 billion, which is approximately 8.87% above fiscal 1996 level. Fiscal 1998 expenditures for direct Local Aid were $3.904 billion. The estimated local aid spending for fiscal 1999 was $4.218 billion. It is estimated that fiscal 2000 expenditures will total $4.456 billion. Under the November, 1990 law, new Local Aid distribution formulas would have called for a substantial increase in direct Local Aid in fiscal 1992, and would call for such an increase in fiscal 1993 and in subsequent years. Local Aid payments explicitly remain subject to annual appropriation, and since the enactment of the law, appropriations for Local Aid did not meet the levels set forth in the initiative law. Reductions in, failure to fund or delays in the payment of Local Aid may create financial difficulties for certain municipalities or other local government entities.


Medicaid. The Medicaid program provides health care to low-income children and families, the disabled and the elderly. The program, which is administered by the Division of Medical Assistance (an agency within the Executive Office of Health and Human Services), is 50% funded by federal reimbursements.


      During fiscal years 1993, 1994, 1995, 1996, 1997 , 1998 and 1999 Medicaid expenditures were $3.151 billion, $3.313 billion, $3.398 billion, $3.416 billion, $3.456, $3.666 and $3.893 billion, respectively. The average annual growth rate from fiscal 1994 to fiscal 1998 was 2.0% with virtually no growth from fiscal 1995 to fiscal 1997. There was a 6.1% increase from fiscal 1997 to fiscal 1998 and a 6.2% growth from fiscal 1998 to fiscal 1999. The Executive Office for Administration and Finance estimates that fiscal 2000 Medicaid expenditures will be approximately $4.184 billion. The recent growth is due to health care reform to expand healthcare coverage.

      Fiscal 1999 is projected by the Executive Office for Administration and Finance to be the sixth year with no need for supplemental Medicaid appropriations for current year expenses. Decreased reliance on supplemental appropriations reflects an effective management of Medicaid expenditures by the Commonwealth. Prior to fiscal 1994, substantial Medicaid expenditures were provided through supplemental appropriations because program requirements consistently exceeded initial appropriations. In addition, substantial amounts have been required to cover retroactive settlement of provider payments. Medicaid expenditures for fiscal 1992 of $2.818 billion included $50.0 million for prior year provider settlements. Fiscal 1994 and fiscal 1995 Medicaid expenditures included a total of approximately $123.0 million in retroactive rate settlements funded through the final fiscal 1994 supplemental budget to pay pre-1992 liabilities to hospitals and nursing homes. Fiscal 1996 expenditures included $9.4 million for final settlement of these hospital and nursing home liabilities. The Executive Office for Administration and Finance estimates that all current Medicaid costs as well as all remaining prior year bills will be covered within the current appropriation for fiscal 1999.


Pensions. The Commonwealth is responsible for the payment of pension benefits for state employees and school teachers throughout the state and for the cost-of-living increases payable to local government retirees. In 1988, the Commonwealth adopted a funding schedule under which it is required to fund future pension liabilities currently and to amortize the accumulated unfunded liabilities over 40 years. Since the adoption of this schedule, the amount of the unfunded liability has been reduced significantly. Total pension expenditures increased at an average annual rate of 8% per year, rising from $751.5 million in fiscal 1992 to $1.005 billion in fiscal 1996. In fiscal 1996, a number of reform measures affecting pensions were enacted into law. Among the most notable were a measure consolidating the assets of the state employees' and teachers' retirement systems into a single investment fund and another that will reform the disability pension system. In fiscal 1998, the pension expenditure was $1.064 billion, a decrease of 4.0% over fiscal 1997 costs of $1.069 billion. Fiscal 1999 showed a further decrease of $93.88 million and $910 million is budgeted for fiscal 2000.


Investing in New York


      Some of the significant financial considerations relating to SNYTFMF's and SNYTFF's investments in New York municipal securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

      State Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      In the calendar years 1987 through 1997, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover.

      State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

      The Additional Information Statement reflects estimates of receipts and disbursements as formulated in the State Financial Plan released on June 25, 1998, as updated on a quarterly basis. The third quarterly update ("Third Quarterly Update") was released on January 27, 1999 in connection with the 1999-2000 Executive Budget. There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

      State Budget. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.


      State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). The State's 1998-99 fiscal year began on April 1, 1998 and ended on March 31, 1999 . The Legislature adopted the debt service component of the State budget for the 1998-99 fiscal year on March 30, 1998 and the remainder of the budget on April 18, 1998. In the period prior to adoption of the budget for the 1998-99 fiscal year, the Legislature also enacted appropriations to permit the State to continue its operations and provide for other purposes.

      The 1998-99 State Financial Plan projected a closing balance in the General Fund of $1.42 billion comprised of a reserve of $761 million available for future needs, a balance of $400 million in the Tax Stabilization Reserve Fund ("TSRF"), a balance of $158 million in the Community Projects Fund ("CPF") and a balance of $100 million in the Contingency Reserve Fund ("CRF"). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resources to help finance any extraordinary litigation costs during the fiscal year.

      The Third Quarterly Update of the 1998-99 Financial Plan projected a year-end available cash surplus of $1.79 billion in the General Fund, an increase of $749 million over the surplus estimate in the Mid-Year Update. Strong growth in receipts as well as lower-than expected disbursements during the first nine months of the fiscal year account for the higher surplus estimate. As of February 9, 1999, this amount was projected to be reduced by the transfer of $1.04 billion to the tax refund reserve. The projected remaining closing balance of $799 million in the General Fund is comprised of $473 million in the TSRF, $226 million in the CPF, and $100 million in the CRF.

      The Governor presented his 1999-2000 Executive Budget to the Legislature on January 27, 1999. The 1999-2000 Financial Plan projects General Fund disbursements and transfers to other funds of $37.10 billion, an increase of $482 million over projected spending for the current year. Grants to local governments constitute approximately 67 percent of all General Fund spending, and include payments to local governments, non-profit providers and individuals. Disbursements in this category are projected to decrease $87 million (0.4 percent) to $24.81 billion in 1999-2000, in part due to a $175 million decline in proposed spending for legislative initiatives.

      The State is projected to close the 1999-2000 fiscal year with a General Fund balance of $2.36 billion. The balance is comprised of $1.79 billion in tax reduction reserves, $473 million in the TSRF and $100 million in the CFR. The entire $226 million balance in the Community Projects Fund is expected to be used in 1999-2000, with $80 million spent to pay for existing projects and the remaining balance of $146 million, against which there are currently no appropriations as a result of the Governor's 1998 vetoes, used to fund other expenditures in 1999-2000.

      The State currently projects spending to grow by $1.09 billion (2.9 percent) in 2000-01 and an additional $1.8 billion (4.7 percent) in 2001-02. General Fund spending increases at a higher rate in 2001-02 than in 2000-01, driven primarily by higher growth rates for Medicaid, welfare, Children and Families Services, and Mental Retardation, as well as the loss of federal money that offsets General Fund spending.

      Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected. Finally, a "forecast error" of one percentage point in the estimated growth of receipts could cumulatively raise or lower results by over $1 billion by 2002.

      Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State

Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire on April 1, 1999. Actual results, however, could differ materially and adversely from their projections , and those projections may be changed materially and adversely from time to time.

      Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

      The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.


      The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.


      The proposed 1998-99 through 2003-04 Capital Program and Financing Plan was released with the Executive Budget on January 27, 1999. The recommended five-year Capital Program and Financing Plan reflects debt reduction initiatives that would reduce future State-supported debt issuances by significantly increasing the share of the Plan financed with pay-as-you-go resources. Compared to the last year of the July 1998 update to the Plan, outstanding State-supported debt would be reduced by $4.7 billion (from $41.9 billion to $37.2 billion).

      As described therein, efforts to reduce debt, unanticipated delays in the advancement of certain projects and revisions to estimated proceeds needs will modestly reduce projected borrowings in 1998-99. The State's 1998-99 borrowing plan now projects issuances of $331 million in general obligation bonds (including $154 million for purposes of redeeming outstanding BANs) and $154 million in general obligation commercial paper. The State has issued $179 million in Certificates of Participation to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 1998-99 fiscal year. Of this amount, it is anticipated that approximately $83 million will be used to finance agency equipment acquisitions, and $96 million to address Statewide technology issues related to Year 2000 compliance. Approximately $228 million for information technology related to welfare reform, originally anticipated to be issued during the 1998-99 fiscal year, is now expected to be delayed until 1999-2000.

      Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.85 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 1998-99.

      On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds.

      On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.


      New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.


      Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (5) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services;
(6) action seeking enforcement of certain sales and excise taxes on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; (7) a challenge to the Governor's application of his constitutional line item veto authority; and (8) a challenge to the enactment of the Clean Water/Clean Air Bond Act of 1996.

      Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

      The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1998-99 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.

      Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.


      Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

      Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.


      In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

      New York City and Other Localities. The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

      In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

      On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

      Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable.

      On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A.

      New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City.

      Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

      On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and CUNY and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The 1998-99 Financial Plan projects General Fund receipts (including transfers from other funds) of $36.22 billion, an increase of $1.02 billion over the estimated 1997- 1998 level. Recurring growth in the State General Fund tax base is projected to be approximately six percent during 1998-99, after adjusting for tax law and administrative changes. This growth rate is lower than the rates for 1996-97 or 1997-98, but roughly equivalent to the rate for 1995-96.


      The 1998-99 forecast for user taxes and fees also reflects the impact of scheduled tax reductions that will lower receipts by $38 million, as well as the impact of two Executive Budget proposals that are projected to lower receipts by an additional $79 million. The first proposal would divert $30 million in motor vehicle registration fees from the General Fund to the Dedicated Highway and Bridge Trust Fund; the second would reduce fees for motor vehicle registrations, which would further lower receipts by $49 million. The underlying growth of receipts in this category is projected at 4 percent, after adjusting for these scheduled and recommended changes.


      In comparison to the current fiscal year, business tax receipts are projected to decline slightly in 1998-99, falling from $4.98 billion to $4.96 billion. The decline in this category is largely attributable to scheduled tax reductions. In total, collections for corporation and utility taxes and the petroleum business tax are projected to fall by $107 million from 1997-98. The decline in receipts in these categories is partially offset by growth in the corporation franchise, insurance and bank taxes, which are projected to grow by $88 million over the current fiscal year.


      The Financial Plan is projected to show a GAAP-basis surplus of $131 million for 1997-98 and a GAAP-basis deficit of $1.3 billion for 1998-99 in the General Fund, primarily as a result of the use of the 1997-98 cash surplus. In 1998-99, the General Fund GAAP Financial Plan shows total revenues of $34.68 billion, total expenditures of $35.94 billion, and net other financing sources and uses of $42 million.


      Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the 1999 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998-2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

      The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

      Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority, was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

      The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

      The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's 1998 fiscal year financial plan projected $2.4 billion of seasonal financing , the City expected to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

      Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

      Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

      On June 30, 1998, the City of Yonkers satisfied the statutory conditions for ending the supervision of its finances by a State-ordered control board. Pursuant to State law, the control board's powers over City finances lapsed six months after the satisfaction of these conditions, on December 31, 1998.

      Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

      The 1998-99 budget includes $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.

      Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.


      From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.


      Year 2000 Compliance. The State is currently addressing Year 2000 ("Y2K") data processing compliance issues. Since its inception, the computer industry has used a two-digit date convention to represent the year. In the year 2000 , the date field will contain "00" and, as a result, many computer systems and equipment may not be able to process dates properly or may fail since they may not be able to distinguish between the years 1900 and 2000. The Year 2000 issue not only affects computer programs, but also the hardware, software and networks they operate on. In addition, any system or equipment that is dependent on an embedded chip, such as telecommunication equipment and security systems, may also be adversely affected.

      The Office for Technology is monitoring compliance progress for the State's mission-critical and high-priority systems and is reporting compliance progress to the Governor's office on a quarterly basis. As of December 1998, the State had completed 93 percent of overall compliance effort for its mission-critical systems; 18 systems are now Year 2000 compliant and the remaining systems are on schedule to be compliant by the first quarter of 1999. As of December 1998, the State has completed 70 percent of overall compliance effort on the high-priority systems; 168 systems are now Year 2000 compliant and the remaining systems are on schedule to be compliant by the second quarter of 1999. Compliance testing is expected to be completed by the end of calendar 1999.

      While New York State is taking what it believes to be appropriate action to address Year 2000 compliance, there can be no guarantee that all of the State's systems and equipment will be Year 2000 compliant and that there will not be an adverse impact upon State operations or finances as a result. Since Year 2000 compliance by outside parties is beyond the State's control to remediate, the failure of outside parties to achieve Year 2000 compliance could have an adverse impact on State operations or finances as well.


Investing in Ohio


      SOTFF, except to the extent investments are in temporary investments, will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions ("Ohio Obligations"). The Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.


      Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

      There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.


      Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1997 is 11,186,000.

      State Economy. While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

      In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years the State rates were below the national rates (4.3% versus 4.5% in 1998). The unemployment rate and its effects vary among geographic areas of the State.


      There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

      State Budget. The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.


      The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund ("BSF," a cash and budgeting management fund) to the GRF in FY 1992.


      Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected and then timely addressed an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF; and adjustments were made in the timing of certain tax payments.


      A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.


      None of the spending reductions were applied to appropriations needed for debt service or lease rentals relating to any State obligations.


      The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

      Financial Results. From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, $34 million to the BSF, and the $263 million balance to a State income tax reduction fund.

      The GRF appropriations act for the 1998-99 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act (and are included in the pending House and Senate-passed appropriation bills for FY 2000-01). Subsequent legislation increased the FY 1999 GRF appropriation level for elementary and secondary education, with the increase funded in part by mandated small percentage reductions in State appropriations for various State agencies and institutions. Expressly exempt from those reductions are all appropriations for debt service, including lease rental payments.

      The BSF had a June 8, 1999 ending balance of over $906 million.

      Debt Limits and Outstanding Debt. The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

      By 15 constitutional amendments approved from 1921 to date (the latest adopted in 1995) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At June 8, 1999, $1.14 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($23.9 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1 billion outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($112.7 million outstanding or awaiting delivery, with no more than $50 million to be issued in any one year).


      The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.


      The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.2 billion of which were outstanding at June 28, 1999.

      The General Assembly has placed on the November 1999 general election ballot a proposed constitutional amendment relating to State debt. If approved by the voters, it will authorize State general obligation debt to pay costs of facilities for a system of common schools throughout the State and facilities for state supported and assisted institutions of higher education. That, and other debt represented by direct obligations of the State (such as that authorized by the Ohio Public Facilities Commission and Ohio Building Authority, and some authorized by the Treasurer), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance. Aggregate FY 1998 rental payments under various capital lease and lease purchase agreements were approximately $9.1 million. In recent years, State agencies have also participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of June 8, 1999) to be approximately $25.8 million (of which $22 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

      A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

      A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

      State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

      Local Governments. Local school districts in Ohio receive a major portion (state-wide aggregate approximately 46% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 123 districts (as of June 28, 1999) from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order to permit time for responsive corrective actions. After a further hearing, the trial court has decided that steps taken to date by the State to enhance school funding have not met the requirements of the Supreme Court decision; the State has filed a notice of appeal with the Supreme Court, and that Court has issued a stay, pending appeal, of the implementation of the trial court's order. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totaled $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), $113.2 million for 12 districts in 1997 (including $90 million to one for restructuring its prior loans) and $23.4 million for 10 districts in FY 1998.

      Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

      For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 26 cities and villages; for 20 of them the fiscal situation was resolved and the procedures terminated (one city is in preliminary "fiscal watch" status). As of June 28, 1999, a school district "fiscal emergency" provision was applied to nine districts, and 10 were on preliminary "fiscal watch" status.

      At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

 Investing in California


SCTFMF and SCTFF each invest primarily in California municipal securities. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of the prospectus from official statements and prospectuses relating to securities offerings of the State of

California and various local agencies in California. While the sponsors have not independently verified such information, they have no reason to believe that such information is not correct in all material respects.

Economic Factors


      Fiscal Years Prior to 1995-96. Pressures on the State's budget in the late 1980's and early 1990's were caused by a combination of external economic conditions and growth of the largest General Fund Programs -- K-14 education, health, welfare and corrections -- at rates faster than the revenue base. These pressures could continue as the State's overall population and school age population continue to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders. In addition, the State's health and welfare programs are in a transition period as a result of recent federal and State welfare reform initiatives.

      As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had periods of significant budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve in the Special Fund for Economic Uncertainties ("SFEU") -- approaching $2.8 billion at its peak at June 30, 1993. Between the 1991-92 and 1994-95 Fiscal Years, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance, including significant cuts in health and welfare program expenditures; transfers of program responsibilities and funding from the State to local governments and from local governments to local school districts.

      Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the SFEU, as compared to projected positive balances. In the 1993 through 1996 Fiscal Years, the accumulated deficit was so large that it was impractical to budget to retire such deficits in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year.

      Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

      For several fiscal years during the recession, the State was forced to rely on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July 1994 and matured in April 1996.

      1995-96 and 1997-98 Fiscal Years. With the end of the recession, and a growing economy beginning in 1994, the State's financial condition improved markedly in the last three fiscal years, through a combination of increasing revenues, slowdown in growth of social welfare programs, and continued spending restraint . The last of the recession-induced budget deficits was repaid, allowing the SFEU to post a positive cash balance for only the second time in the 1990's, totaling $281 million as of June 30, 1997. The State's cash position also improved and no deficit borrowing has occurred over the end of these last three fiscal years.

      The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.4 billion in 1997-98) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was eliminated.

1998-99 Fiscal Year Budget

       When the Governor released his proposed 1998-99 Fiscal Year Budget on January 9, 1998, he projected General Fund revenues for the 1998-99 Fiscal Year of $55.4 billion, and proposed expenditures in the same amount. By the time the Governor released the May Revision to the 1998-99 Budget ("May Revision") on May 14, 1998, the Administration projected that revenues for the 1997-98 and 1998-99 Fiscal Years combined would be more than $4.2 billion higher than was projected in January. The Governor proposed that most of this increased revenue be dedicated to fund a 75% cut in the Vehicle License Fee (VLF").

       The Legislature passed the 1998-99 Budget Bill on August 11, 1998, and the Governor signed it on August 21, 1998. Some 33 companion bills necessary to implement the budget were also signed. In signing the Budget Bill, the Governor used his line-item veto power to reduce expenditures by $1.360 billion from the General Fund and $160 million from Special Funds. Of this total, the Governor indicated that about $250 million of vetoed funds were "set aside" to fund programs for education. Vetoed items included education funds, salary increases and many individual resources and capital projects.

       The 1998-99 Budget Act was based on projected General Fund revenues and transfers of $57.0 billion (after giving effect to various tax reductions enacted in 1997 and 1998), a 4.2% increase from the revised 1997-98 figures. Special Fund revenues were estimated at $14.3 billion. The revenue projections were based on the May Revision.

      After giving effect to the Governor's vetoes, the Budget Act provided authority for expenditures of $57.3 billion from the General Fund (a 7.3% increase from 1997-98), $14.7 billion from Special Funds, and $3.4 billion from bond funds. The Budget Act projected a balance in the SFEU at June 30,1999 (but without including the "set aside" veto amount) of $1.255 billion. The Budget Act assumed the State would carry out its normal intra-year cash flow borrowing in the amount of $ 1.7 billion of revenue anticipation notes, which were issued on October 1, 1998.

      The most significant feature of the 1998-99 Budget was agreement on a total of $1.4 billion of tax cuts. The central element is a bill which provides for a phased-in reduction of the VLF. Since the VLF is currently transferred to cities and counties, the bill provides for the General Fund to replace the lost revenues. Commencing January 1, 1999, the VLF has been reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

      In addition to the cut in VLF, the 1998-99 Budget includes both a temporary and permanent increase in the personal income tax dependent credit ($612 million General Fund cost in 1998-99 but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million).

      Other significant elements of the 1998-99 Budget Act are as follows:

      1. Proposition 98 funding for K-12 schools was increased by $2.2 billion in General Fund moneys over revised 1997-98 levels, about $1 billion higher than the minimum Proposition 98 guaranty. An additional $600 million was appropriated to "settle up" prior years' Proposition 98 entitlements, and was primarily devoted to one-time uses such as block grants, deferred maintenance, and computer and laboratory equipment. Of the 1998-99 funds, major new programs include money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Budget also included $250 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

      2. Funding for higher education increased substantially above the level called for in the Governor's four-year compact. General Fund support was increased by $339 million (15.6%) for the University of California and $271 million (14.1%) for the California State University system. In addition, Community Colleges received an increase of $183 million (9%).

      3. The Budget included increased funding for health, welfare and social services programs. A 4.9% grant increase was included in the basic welfare grants, the first increase in those grants in 9 years. Future increases will depend on sufficient General Fund revenue to trigger the phased cuts in VLF described above.

      4. Funding for the judiciary and criminal justice programs increased by about 15% over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

      5. Various other highlights of the Budget included new funding for resources projects, dedication of $240 million of General Fund moneys for capital outlay projects, funding of a State employee salary increase, funding of 2,000 new Department of Transportation positions to accelerate transportation construction projects, and funding of the Infrastructure and Economic Development Bank ($50 million).

      6. The State of California received approximately $167 million of federal reimbursements to offset costs related to the incarceration of undocumented alien felons for federal fiscal year 1997. The State anticipates receiving approximately $173 million in federal reimbursements for federal fiscal year 1998.

Proposed 1999-2000 Budget

      On June 29, 1999, Governor Davis signed the new state budget for Fiscal Year 1999-2000 (the "Budget").

      The Budget anticipates $74.3 billion in expenditures in FY 1999-00, with an $881 million SFEU reserve at June 30, 2000. The Budget represented a 10% increase from the 1998-99 budget. Some of the principal budget matters are summarized below:

      1. Spending for education is increased by $2.3 billion to a record $26.4 billion. New program initiatives were proposed for: reading improvement, new textbooks school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and child care programs and funding deferred maintenance of school facilities. The Budget also proposed increased funding for higher education at the University of California and California State University.

      2. About $1 billion would be directed toward infrastructure costs, including $425 million in funding for the Infrastructure Bank, construction of a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for State parks.

      3. The Governor proposes to maintain the SFEU budget reserve at a level of $881 million at June 30, 2000, about $470 million above the Budget proposal.

Constitutional, Legislative and Other Factors. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

      Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers that rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.


      Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

      The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.


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

      Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.


      California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

      These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

      Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

      Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

      In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

      Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

      Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.


      Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.


      Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under `full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.


      Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.


      Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

      Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

      Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

      During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

      Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.


      Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:


      1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;


      2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

      3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

      4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

      5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

      6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

      7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

      8. Permits these provisions to be amended exclusively by the voters of the State of California.


      In September 1988, the California Court of Appeal in City of Westminster
v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

      In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28,
1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

      In McBrearty v. City of Brawley, 59 Cal. App. 4th 1441, 69 Cal. Rptr. 2d 862 (Cal. Ct. App. 1997), the Court of Appeal held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

      First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Porposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis. Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed prior to January 1, 1995 against challenge.

      Assembly Bill 1362 (Mazzoni), introduced February 28, 1997, which would have made the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995, was vetoed by the Governor on October 11, 1997. The California State Senate passed the Bill on May 16, 1996 and the California State Assembly passed the bill on September 11, 1996. It is not clear whether the Bill, if enacted, would have been constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

      Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.


      Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

      Article XIII C of Proposition 218 also expressly extends the initiative's power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative's power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.


      The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.


      Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

      Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.


      Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.


                 POLICIES AND TECHNIQUES APPLICABLE TO THE FUNDS


When-Issued Securities. Each Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that a Fund will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. Each Fund does not believe that a Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund will not enter into such transactions for leverage purposes.


Stand-by Commitments. Each Fund subject to the receipt of any required regulatory authorization, may acquire "stand-by commitments," which will enable a Fund to improve its portfolio liquidity by making available same day settlements on portfolio sales (and thus facilitate the payment of same day payments of redemption proceeds in federal funds). A Fund may enter into such transactions subject to the limitations in the rules under the 1940 Act. A stand-by commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at a Fund's option, at a specified price. Stand-by commitments are also known as "puts." Each Fund's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity. The exercise by a Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.


      Stand-by commitments acquired by a Fund will have the following features:
(1) they will be in writing and will be physically held by the Funds' custodian, State Street Bank and Trust Company; (2) a Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be
(i) a Fund's acquisition cost (excluding the cost, if any, of the stand-by commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which a Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period a Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date. A Fund expects to refrain from exercising a stand-by commitment in the event that the amount receivable upon exercise of the stand-by commitment is significantly greater than the then current market value of the underlying municipal obligations, determined as described below under "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing a Fund's business relationship with that seller.

      Each Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by a Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any stand-by commitment is acquired. If the Fund pays additional consideration for a stand-by commitment, the yield on the security to which the stand-by commitment relates will, in effect, be lower than if a Fund had not acquired such stand-by commitment.

      It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

      Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that stand-by commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. Each Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. A Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest or downgrading of a bond to below investment grade or a loss of its tax-exempt status, the put option will terminate automatically and the risk to a Fund will be that of holding a long-term bond. A Fund may be assessed "tender fees" for each tender period at a rate equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the bond coupled with the option to trade at par on the date of such determination.

      These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. Each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage a Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Variable Rate Demand Instruments. Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Funds to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover a Fund's original investment.

      Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

      Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of a Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by a Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Fund.

      Each Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide a Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide a Fund with the right to demand payment, on not more than seven days' notice, of all or any part of such Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. Each Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and Massachusetts state income tax.


Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the 1933 Act, or the availability of an exemption from registration (such as Rule
144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the net assets of SMLTTFF, SMTFF, SNYTFF, SOTFF and SCTFF, or more than 10% of the net assets of SNYTFMF or SCTFMF. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

      Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event , a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

      Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest quality ratings categories assigned by Moody's, S&P or Fitch.


      A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

      For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. There is no current intention to invest more than 5% of the Fund's net assets in reverse repurchase agreements.

Indexed Securities. Each Fund, except SNYTFMF and SCTFMF, may each invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

      Indexed securities differ from other types of debt securities in which a Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

      Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Securities Backed by Guarantees. Certain Funds may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. SNYTFMF's and SCTFMF's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Fund and affect its share price.

Strategic Transactions and Derivatives. Each Fund, except SNYTFMF and SCTFMF, may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

      In the course of pursuing these investment strategies, the Funds may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit (except to the extent that 80% of the Funds' net assets are required to be invested in tax-exempt municipal securities, and as limited by the Funds' other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Funds' portfolio resulting from securities markets fluctuations, to protect the Funds' unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Funds' portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Funds to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the Funds and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of that Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. A Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

      Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes a Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

      Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes and for duration management, and for risk management and return enhancement, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of a Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which a Fund may enter are interest rate and index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as each Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate cash or liquid assets equal to the exercise price.


      OTC options entered into by a Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. (See "TAXES.")


Trustees' Power to Change Objective and Policies. Except as specifically stated to the contrary, the objectives and policies stated above may be changed by the Trustees without a vote of the shareholders of the Funds.


Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of a Fund present at a meeting if the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.


      As a matter of fundamental policy, SMLTTFF, SMTFF, SNYTFMF, SNYTFF, SOTFF, SPTFF and SCTMF have each elected to be classified as a non-diversified series of an open-end investment company; SCTFF has elected to be classified as a diversified series of an open-end investment company. In addition, as a matter of fundamental policy, SMLTTFF, SMTFF, SNYTFMF, SNYTFF, SOTFF, SCTFMF and SCTFF each will not:


      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time (except that Scudder New York Tax Free Money Fund reserves the freedom of action to concentrate its investments in instruments issued by domestic banks);

      (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (6) purchase physical commodities or contracts relating to physical commodities; or

      (7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

      As a matter of fundamental policy, each of SMLTTFF and SMTFF will:

      (8) have at least 80% of its net assets invested in municipal securities of issuers located in Massachusetts and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam) during periods of normal market conditions.

      As a matter of fundamental policy, each of SNYTFF and SNYTFMF will:


      (9) have at least 80% of its net assets invested in New York municipal securities during periods of normal market conditions.


      As a matter of fundamental policy, SOTFF will:


      (10) have at least 80% of its net assets invested in Ohio municipal securities during periods of normal market conditions.

      As a matter of nonfundamental policy, SMLTTFF, SMTFF, SNYTFMF, SNYTFF, SOTFF, SCTFMF and SCTFF each may not:


      (i) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

      (ii) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (iii) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (iv) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (v) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (vi) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

Additional Information About Opening an Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-

225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum Balances

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

      The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

      o assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

      o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

      Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

      Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are not available for Scudder IRA accounts.


      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.


      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

      A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of the Trusts' management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information


      Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


      The Boards of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

      The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

Exchanges


      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"
(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee .


      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. Each Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

Redemption by Telephone

      Shareholders currently receive the right automatically, without having to elect it, to redeem up to $100,000 to their address of record. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Plan holders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appear on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares held in retirement accounts.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for each wire redemption.

      Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      Each Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders that wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).


      It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


      The requirements for IRA redemptions are different from those of regular accounts. For more information call 1-800-225-5163.

Redemption by Checkwriting

      All new investors and existing shareholders of SMLTFF, SNYTFMF and SCTFMF who apply to State Street Bank and Trust Company for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on a Fund's book for seven business days. Shareholders who use this service may also use other redemption procedures. Each Fund pays the bank charges for this service. However, each Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Funds, Scudder Service Corporation and State Street Bank and Trust Company reserve the right at any time to suspend or terminate the "Checkwriting" procedure.

Redemption-in-Kind

      Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

Other Information

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge although a wire charge will be charged for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund and redemptions by Checkwriting, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "Taxes.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

The No-Load Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.


      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under Rule 12b-1 under the 1940 Act.


      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      Investors are encouraged to review the fee and expense tables and the consolidated financial highlights of the Funds' prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access


World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders that have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.


Dividends and Capital Gains Distribution Options


      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


Reports to Shareholders


      The Trusts issue shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET
      Scudder U.S. Treasury Money Fund
      Scudder Cash Investment Trust
      Scudder Money Market  Series+
      Scudder Government Money Market Series+

TAX FREE MONEY MARKET
      Scudder Tax Free Money Fund
      Scudder Tax Free Money Market  Series+
      Scudder California Tax Free Money Fund*
      Scudder New York Tax Free Money Fund*

TAX FREE
      Scudder Limited Term Tax Free Fund
      Scudder Medium Term Tax Free Fund
      Scudder Managed Municipal Bonds
      Scudder High Yield Tax Free Fund
      Scudder California Tax Free Fund*
      Scudder Massachusetts Limited Term Tax Free Fund*
      Scudder Massachusetts Tax Free Fund*
      Scudder New York Tax Free Fund*
      Scudder Ohio Tax Free Fund*
      Scudder Pennsylvania Tax Free Fund*

U.S. INCOME
      Scudder Short Term Bond Fund
      Scudder GNMA Fund
      Scudder Income Fund
      Scudder Corporate Bond Fund
      Scudder High Yield Bond Fund

GLOBAL INCOME
      Scudder Global Bond Fund
      Scudder International Bond Fund
      Scudder Emerging Markets Income Fund


----------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

ASSET ALLOCATION
      Scudder Pathway Series: Conservative Portfolio
      Scudder Pathway Series: Balanced Portfolio
      Scudder Pathway Series: Growth Portfolio
      Scudder Pathway Series: International Portfolio

U.S. GROWTH AND INCOME
      Scudder Balanced Fund
      Scudder Dividend & Growth Fund
      Scudder Growth and Income Fund
      Scudder Select 500 Fund
      Scudder S&P 500 Index Fund
      Scudder Real Estate Investment Fund

U.S. GROWTH

   Value
      Scudder Large Company Value Fund
      Scudder Value Fund**
      Scudder Small Company Value Fund
      Scudder Micro Cap Fund

   Growth
      Scudder Classic Growth Fund**
      Scudder Large Company Growth Fund
      Scudder Select 1000 Growth Fund
      Scudder Development Fund
      Scudder 21st Century Growth Fund

GLOBAL EQUITY

   Worldwide
      Scudder Global Fund
      Scudder International Value Fund
      Scudder International Growth and Income Fund
      Scudder International Fund***
      Scudder International Growth Fund
      Scudder Global Discovery Fund**
      Scudder Emerging Markets Growth Fund
      Scudder Gold Fund

   Regional
      Scudder Greater Europe Growth Fund
      Scudder Pacific Opportunities Fund
      Scudder Latin America Fund
      The Japan Fund, Inc.


----------
**    Only the Scudder Shares are part of the Scudder Family of Funds.
***   Only the International Shares are part of the Scudder Family of Funds.

INDUSTRY SECTOR FUNDS


   Choice Series
      Scudder Financial Services Fund
      Scudder Health Care Fund
      Scudder Technology Fund

SCUDDER PREFERRED SERIES
      Scudder Tax Managed Growth Fund
      Scudder Tax Managed Small Company Fund

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS


      Detailed information on any Scudder investment plan, including applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plans. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan

      Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of a Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System -- Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations

      To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others.

Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund.

      In its discretion, a Fund may accept minimum initial investments of less than $2,500 as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

      Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS -- Other Information."

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      Each Fund will follow the practice of distributing substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income (defined under "ADDITIONAL INFORMATION -- Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment.

      Dividends will be declared daily and distributions of net investment income will be made monthly. Any dividend declared in October, November, or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions of net short-term and net long-term capital gains realized during each fiscal year, if any, will be made annually within three months after the end of each Fund's fiscal year end. An additional distribution may also be made (or treated as made) in November or December if necessary to avoid the excise tax enacted by the Tax Reform Act of 1986 (See "TAXES," below). Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which a Fund has designated as tax-exempt and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.

                             PERFORMANCE INFORMATION

      From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for one year, five years and for the life of a Fund, ended on the last day of a Fund's fiscal year end. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
     Where:
             T     =    Average annual total return
             P     =    a hypothetical initial investment of $1,000
             n     =    Number of years
             ERV   =    Ending redeemable value: ERV is the value, at the end of
                        the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          Average Annual Total Return for periods ended March 31, 1999


                                                   One    Five    Ten    Life of
                                                   Year   Years  Years    Fund
                                                   ----   -----  -----    ----
Scudder Massachusetts Limited Term Tax Free Fund+  4.46%  5.08%     --    4.67%*
Scudder Massachusetts Tax Free Fund+               5.29   7.21    8.06%     --
Scudder New York Tax Free Money Fund+              2.71   2.87    3.18      --
Scudder New York Tax Free Fund                     5.46   7.13    7.91      --
Scudder Ohio Tax Free Fund+                        5.18   7.09    7.66      --
Scudder California Tax Free Money Fund+            2.52   2.87    3.23      --
Scudder California Tax Free Fund                   5.78   7.54    8.15      --
*     For the period beginning February 15, 1994 (commencement of operations).
+ If the Adviser had not maintained Fund expenses and had imposed a full management fee, average annual total returns would have been lower.


Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
     Where:

             C     =    Cumulative Total Return
             ERV   =    Ending redeemable value: ERV is the value, at the end of
                        the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

          Cumulative Total Returns for the period ended March 31, 1999


                                                      One      Five       Ten       Life of
                                                      Year     Years      Years      Fund
                                                      ----     -----      -----      ----
Scudder Massachusetts Limited Term Tax Free Fund+     4.46%    28.13%        --     26.37%*
Scudder Massachusetts Tax Free Fund+                  5.29     41.66     117.19%       --
Scudder New York Tax Free Money Fund+                 8.87     15.22      36.82        --
Scudder New York Tax Free Fund                        5.46     41.10     114.12        --
Scudder Ohio Tax Free Fund+                           5.18     40.83     109.09        --
Scudder California Tax Free Money Fund+               2.52     15.21      37.37        --
Scudder California Tax Free Fund                      5.78     43.85     118.99        --

*     For the period beginning February 15, 1994 (commencement of operations).
+ If the Adviser had not maintained Fund expenses and had imposed a full management fee, cumulative total returns would have been lower.


Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

SEC Yield


      Yield for SNYTFMF and SCTFMF is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yields of SNYTFMF and SCTFMF for the seven-day period ended March 31, 1999 were 2.36% and 2.23%, respectively.


      Yield for each Fund, except SNYTFMF and SCTFMF, is the net annualized SEC yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                     YIELD = 2[((a-b)/cd + 1)^6 - 1]

Where:
            a    =   Dividends and interest earned during the period including
                     the amortization of market premium or accretion of market
                     discount.
            b    =   Expenses accrued for the period (net of reimbursements).
            c    =   The average daily number of shares outstanding during the
                     period that were entitled to receive dividends.
            d    =   The maximum offering price per share on the last day of the period.

      30-day Net-Annualized SEC Yields for the period ended March 31, 1999


         Scudder Massachusetts Limited Term Tax Free Fund   2.96%
         Scudder Massachusetts Tax Free Fund                3.98
         Scudder New York Tax Free Fund                     3.84
         Scudder Ohio Tax Free Fund                         3.87
         Scudder California Tax Free Fund                   3.92


Effective Yield

      Effective yield for SNYTFMF and SCTFMF is the net annualized yield for a specified seven calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:


             Effective Yield = [(Base Period Return + 1)^365/7] - 1


                 Effective Yield for period ended March 31, 1999


                Fund                                  Effective Yield
                ----                                  ---------------
                Scudder New York Tax Free Money Fund       2.36%
                Scudder California Tax Free Money Fund     2.23%


Tax-equivalent Yield for SNYTFMF and SCTFMF


      Tax-equivalent yield for SNYTFMF and SCTFMF is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 7-day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of a Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.

SNYTFMF. Taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 4.19% to receive after-tax income equal to the 2.36% tax-free effective yield of SNYTFMF for the seven day period ended March 31, 1999.

SCTFMF. Taxpayers in the highest combined state and federal income tax bracket would need to earn a taxable yield of 4.07% to receive after-tax income equal to the 2.23% tax-free effective yield of SCTFMF for the seven day period ended March 31, 1999.


Tax-equivalent Yield for All Other Funds

      Tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.


SMLTTFF. Taxpayers with an effective combined marginal tax rate of 43.19% would need to earn a taxable yield of 5.21% to receive after-tax income equal to the 2.96% tax-free yield of SMLTTFF for the 30-day period ended March 31, 1999.

SMTFF. Taxpayers with an effective combined marginal tax rate of 43.19% would need to earn a taxable yield of 7.01% to receive after-tax income equal to the 3.98% tax-free yield of SMTFF for the 30-day period ended on March 31, 1999.

SNYTFF. Taxpayers with an effective combined marginal income tax rate of 43.74% would need earn a taxable yield of 6.83% to receive after-tax income equal to the 3.84% tax-free yield of Scudder New York Tax Free Fund for the 30-day period ended March 31, 1999.

SOTFF. Taxpayers with an effective combined marginal income tax rate of 44.13% would have to earn a taxable yield of 6.88% to receive after-tax income equal to the 3.87% tax-free yield of Scudder Ohio Tax Free Fund for the 30-day period ended on March 31, 1999.


SCTFF. Taxpayers with an effective combined marginal income tax rate of 45.22% would have to earn 3.92% to receive the after-tax income equal to the 7.16% tax-free yield of Scudder California Tax Free Fund for the 30-day period ended March 31, 1999.

      Quotations of each Fund's performance are historical and are not intended to indicate future performance. Performance of a Fund will vary based on changes in market conditions and the level of each Fund's expenses. An investor's shares, when redeemed, may be worth more or less than their original cost.


      Investors should be aware that the principal of each Fund is not insured.

Massachusetts Tax-free Yields

      The table below shows Massachusetts taxpayers what an investor would have to earn from a comparable taxable investment to equal SMLTTFF's or SMTFF's double tax-free yield.


--------------------------------------------------------------------------------
                                To Equal Hypothetical Tax-Free Yields of 5%, 7%
                               and 9%, a Taxable Investment Would Have to Earn*:
--------------------------------------------------------------------------------
  1999 Taxable  Combined Marginal
    Income:          Tax Rate:                   5%             7%           9%
--------------------------------------------------------------------------------
            INDIVIDUAL
--------------------------------------------------------------------------------
    $0-25,750          20.06%                 6.25%          8.76%       11.26%
--------------------------------------------------------------------------------
 25,751-62,450         27.24                  6.87           9.62        12.37
--------------------------------------------------------------------------------
 62,451-130,250        31.33                  7.28          10.19        13.11
--------------------------------------------------------------------------------
130,251-283,150        35.91                  7.80          10.92        14.04
--------------------------------------------------------------------------------
  OVER 283,150         43.19                  8.80          12.32        15.84
--------------------------------------------------------------------------------
           JOINT RETURN
--------------------------------------------------------------------------------
    $0-43,050          20.06%                 6.25%         8.76%        11.26%
--------------------------------------------------------------------------------
 43,051-104,050        27.22                  6.87           9.62        12.37
--------------------------------------------------------------------------------
104,051-158,550        29.93                  7.28          10.19        13.11
--------------------------------------------------------------------------------
158,551-283,150        34.28                  7.80          10.92        14.04
--------------------------------------------------------------------------------
  OVER 283,150         43.19                  8.80          12.32        15.84
--------------------------------------------------------------------------------


* These illustrations assume a marginal federal tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.

New York Tax-free Yields

      The table below shows New York City taxpayers what an investor would have to earn from a comparable taxable investment to equal SNYTFMF's or SNYTFF's triple tax-free yield.


--------------------------------------------------------------------------------
                                To Equal Hypothetical Tax-Free Yields of 5%, 7%
                               and 9%, a Taxable Investment Would Have to Earn*:
--------------------------------------------------------------------------------
  1999 Taxable  Combined Marginal
    Income:          Tax Rate+:                5%            7%            9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            INDIVIDUAL
--------------------------------------------------------------------------------
    $0-16,000          18.40%                 6.13%         8.58%        11.03%
--------------------------------------------------------------------------------
  8,001-11,000         18.51                  6.14          8.59         11.04
--------------------------------------------------------------------------------
 11,001-13,000         18.66                  6.15          8.61         11.07
--------------------------------------------------------------------------------
 13,001-20,000         19.14                  6.18          8.66         11.13
--------------------------------------------------------------------------------
 20,000-25,750         19.51                  6.21          8.70         11.18
--------------------------------------------------------------------------------
 25,751-62,451         27.94                  6.94          9.71         12.49
--------------------------------------------------------------------------------
 62,451-130,250        31.99                  7.35         10.29         13.23
--------------------------------------------------------------------------------
130,251-283,150        36.53                  7.88         11.03         14.18
--------------------------------------------------------------------------------
  OVER 283,150         43.74                  8.89         12.44         16.00
--------------------------------------------------------------------------------
           JOINT RETURN
--------------------------------------------------------------------------------
    $0-16,000          18.40%                 6.13%         8.58%        11.03%
--------------------------------------------------------------------------------
 16,001-22,000         18.52                  6.14          8.59         11.04
--------------------------------------------------------------------------------
 22,001-26,000         18.66                  6.15          8.61         11.07
--------------------------------------------------------------------------------
 26,001-40,000         19.14                  6.18          8.66         11.13
--------------------------------------------------------------------------------
 40,001-43,050         19.25                  6.19          8.67         11.15
--------------------------------------------------------------------------------
 43,051-104,050        27.92                  6.94          9.71         12.49
--------------------------------------------------------------------------------
104,051-158,550        30.60                  7.20         10.09         12.97
--------------------------------------------------------------------------------
158,551-283,150        34.91                  7.68         10.75         13.83
--------------------------------------------------------------------------------
  OVER 283,150         43.74                  8.89         12.44         16.00
--------------------------------------------------------------------------------

* These illustrations assume a marginal federal income tax rate of 15% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Moreover, upper income taxpayers will also be subject to a tax table benefit recapture imposed by New York state that will have the effect of increasing their effective tax rate. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.
+ Combined marginal tax rates are adjusted for the deductibility of state and City taxes.


Ohio Tax-free Yields

      The table below shows Ohio taxpayers what an investor would have to earn from a comparable taxable investment to equal SOTFF's double tax-free yield.

--------------------------------------------------------------------------------
                                    To Equal Hypothetical Tax-Free Yields of 3%,
                                     4%, 5% and 6%, a Taxable Investment Would
                                                   Have to Earn*:
--------------------------------------------------------------------------------
  1999 Taxable  Combined Marginal
    Income:          Tax Rate:                  5%           7%             9%
--------------------------------------------------------------------------------
            INDIVIDUAL
--------------------------------------------------------------------------------
    $0-5,000           15.63%                5.93%        8.30%         10.67%
--------------------------------------------------------------------------------
  5,001-10,000         15.94                 5.95         8.33          10.71
--------------------------------------------------------------------------------
 10,001-15,000         16.47                 5.99         8.38          10.71
--------------------------------------------------------------------------------
 15,001-20,000         16.89                 6.02         8.42          10.83
--------------------------------------------------------------------------------
 20,001-25,750         17.32                 6.05         8.47          10.89
--------------------------------------------------------------------------------
 25,751-40,000         22.31                 6.44         9.01          11.59
--------------------------------------------------------------------------------
 40,001-62,450         25.74                 6.73         9.43          12.12
--------------------------------------------------------------------------------
 62,451-80,000         27.70                 6.92         9.68          12.45
--------------------------------------------------------------------------------
 80,001-100,000        29.19                 7.06         9.89          12.71
--------------------------------------------------------------------------------
100,001-130,250        30.74                 7.22        10.11          13.00
--------------------------------------------------------------------------------
130,251-200,000        34.15                 7.59        10.63          13.67
--------------------------------------------------------------------------------
200,001-283,150        35.47                 7.75        10.85          13.95
--------------------------------------------------------------------------------
  OVER 283,150         44.13                 8.95        12.53          16.11
--------------------------------------------------------------------------------
           JOINT RETURN
--------------------------------------------------------------------------------
    $0-5,000           15.63%                5.93%        8.30%         10.67%
--------------------------------------------------------------------------------
  5,001-10,000         15.94                 5.95         8.33          10.71
--------------------------------------------------------------------------------
 10,001-15,000         16.47                 5.99         8.38          10.71
--------------------------------------------------------------------------------
 15,001-20,000         16.89                 6.02         8.42          10.83
--------------------------------------------------------------------------------
 20,001-40,000         17.84                 6.09         8.52          10.95
--------------------------------------------------------------------------------
 40,001-43,050         17.95                 6.09         8.53          10.97
--------------------------------------------------------------------------------
 63,051-80,000         24.37                 6.61         9.26          11.90
--------------------------------------------------------------------------------
 80,001-100,000        25.97                 6.75         9.46          12.16
--------------------------------------------------------------------------------
100,001-104,050        26.24                 6.78         9.49          12.20
--------------------------------------------------------------------------------
104,051-158,550        29.56                 7.10         9.94          12.78
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
158,551-200,000        31.84                 7.34        10.27          13.20
--------------------------------------------------------------------------------
200,001-283,150        34.50                 7.63        10.69          13.74
--------------------------------------------------------------------------------
  OVER 283,150         44.13                 8.95        12.53          16.11
--------------------------------------------------------------------------------

* These illustrations assume a marginal federal tax rate of 15% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.

California Tax-free Yields


      The table below shows California taxpayers what an investor would have to earn from a comparable taxable investment to equal SCTFMF's or SCTFF's double tax-free yield.


--------------------------------------------------------------------------------
                                To Equal Hypothetical Tax-Free Yields of 5%, 7%
                               and 9%, a Taxable Investment Would Have to Earn*:
--------------------------------------------------------------------------------
  1999 Taxable  Combined Marginal
    Income:          Tax Rate:                   5%            7%            9%
--------------------------------------------------------------------------------
            INDIVIDUAL
--------------------------------------------------------------------------------
    $0-5,131           15.85%                 5.94%         8.32%        10.70%
--------------------------------------------------------------------------------
  5,132-12,161         16.34                  5.98          8.37         10.76
--------------------------------------------------------------------------------
 12,162-19,193         17.10                  6.03          8.44         10.86
--------------------------------------------------------------------------------
 19,194-25,750         17.86                  6.09          8.52         10.96
--------------------------------------------------------------------------------
 25,751-26,644         18.36                  6.12          8.57         11.02
--------------------------------------------------------------------------------
 26,645-33,673         21.67                  6.38          8.94         11.49
--------------------------------------------------------------------------------
 33,674-62,450         27.79                  6.92          9.69         12.46
--------------------------------------------------------------------------------
 62,451-130,250        32.85                  7.45         10.42         13.40
--------------------------------------------------------------------------------
130,251-283,150        37.80                  8.04         11.25         14.47
--------------------------------------------------------------------------------
  OVER 283,150         45.22                  9.13         12.78         16.43
--------------------------------------------------------------------------------
           JOINT RETURN
--------------------------------------------------------------------------------
    $0-10,262          15.85%                 5.94%         8.32%        10.70%
--------------------------------------------------------------------------------
 10,263-24,322         16.34                  5.98          8.37         10.76
--------------------------------------------------------------------------------
 24,323-38,386         17.10                  6.03          8.44         10.86
--------------------------------------------------------------------------------
 38,387-43,050         17.42                  6.05          8.48         10.90
--------------------------------------------------------------------------------
 43,051-53,288         20.34                  6.28          8.79         11.30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 53,289-67,346         23.22                  6.51          9.12         11.72
--------------------------------------------------------------------------------
 67,347-104,050        27.36                  6.88          9.64         12.39
--------------------------------------------------------------------------------
104,051-158,550        30.88                  7.23         10.13         13.02
--------------------------------------------------------------------------------
158,551-283,150        35.81                  7.79         10.90         14.02
--------------------------------------------------------------------------------
  OVER 283,150         45.22                  9.13         12.78         16.43
--------------------------------------------------------------------------------

* These illustrations assume a marginal federal tax rate of 15% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.
+     Combined marginal tax rates are adjusted for deductibility of state taxes.


Comparison of Fund Performance


      In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

      From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations .


      From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


      The Funds may be advertised as an investment choice in Scudder's college planning program.


      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.


      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds.


                            ORGANIZATION OF THE FUNDS


      SMLTTFF, SMTFF, SNYTFMF, SNYTFF and SOTFF are each a non-diversified series of Scudder State Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 25, 1983, as amended from time to time. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The shares are currently divided into six series. The Trustees have the right to issue more series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

      SCTFMF is a non-diversified series, and SCTFF is a diversified series, of Scudder California Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 3, 1983, as amended from time to time. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $.01 par value. The shares are currently divided into two series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding are fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.


      The assets of each Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of each Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of each Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of each Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trusts entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

      The Declarations of Trust provides that obligations of the Trusts are not binding upon the Trustees individually but only upon the property of a Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of a Trust. However, nothing in the Declarations of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                               INVESTMENT ADVISER


      Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.


      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

      In selecting the securities in which each Fund may invest, the conclusions and investment decisions of the Adviser with respect to a Fund are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

      Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.


      In certain cases the investments for the Funds are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Funds. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.


      On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

      Upon consummation of this transaction, the Funds' existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreements (the "Agreements") with the Adviser, which are substantially identical to the current investment management agreements, except for the date of execution and termination. The agreements became effective September 7, 1998, upon the termination of the then current investment management agreements and were approved at a shareholder meeting held in December 1998.

      The Agreements dated September 7, 1998 were approved by the Trustees on August 10, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Funds. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' notice and automatically terminates in the event of its assignment.

      Under each Agreement, the Adviser regularly provides a Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies. The Adviser determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

      The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.


SMLTTFF. For these services, SMLTTFF pays the Adviser a monthly fee of 0.60 of 1% of the average daily net assets of the Fund. The Adviser agreed to maintain the annualized expenses at 0.75% of average daily net assets until July 31, 2000. The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended October 31, 1997 and 1998, pursuant to these agreements, the investment management fees incurred by SMLTTFF were $302,455 and $466,504 , respectively. Had the Adviser imposed a full investment management fee for these fiscal years, the investment management fees would have equaled $424,432 and $549,378 , respectively. For the five months ended March 31, 1999, the Adviser did not impose a portion of its management fee amounting to $57,273, and the amount imposed amounted to $186,192, of which $18,971 was unpaid at March 31, 1999.

SMTFF. For these services, SMTFF pays the Adviser a monthly fee of 0.60 of 1% of the average daily net assets of the Fund. The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended March 31, 1997, 1998 and 1999, pursuant to these agreements, the investment management fees incurred by SMTFF were $1,933,810, $2,110,713 and $2,375,568, respectively, of which
$206,036 was unpaid at March 31, 1999.

SNYTFF. For these services, SNYTFF pays a fee of 0.625 of 1% on an annual basis of the first $200 million of average daily net assets of the Fund and 0.60 of 1% on an annual basis of such net assets in excess of $200 million payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the fiscal years ended March 31, 1997, 1998 and 1999 the investment management fees incurred by SNYTFF were $1,165,330, $1,184,089 and $1,285,712, respectively, of which $110,428 was unpaid at March 31, 1999.

SNYTFMF. For these services SNYTFMF pays a monthly fee of 1/24 of 1% (approximately 0.50 of 1% on an annual basis) of the average daily net assets of the Fund. The Adviser agreed to maintain the annualized expenses at 0.60% of average daily net assets until July 31, 2000. The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended March 31, 1997, 1998 and 1999, investment management fees incurred by SNYTFMF were $286,728, $337,692 and $311,138, respectively, of which $28,164 is unpaid at March 31, 1999. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of average daily net assets of the Fund until July 31, 1999. For the fiscal year ended March 31, 1999, the Adviser did not impose a portion of its fee amounting to $114,854.

SOTFF. For these services, the Fund pays the Adviser a monthly fee of 1/20 of 1% (approximately 0.60 of 1% on an annual basis) of the average daily net assets of the Fund. The Adviser agreed to maintain the annualized expenses at 0.75% of average daily net assets until July 31, 2000. The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended March 31, 1997, 1998 and 1999, the investment management fees incurred by the Fund were $190,438, $226,379 and $583,428, respectively, of which $46,618 was unpaid at March 31, 1999. Had the Adviser imposed a full investment management fee for the fiscal years ended March 31, 1997, 1998 and 1999, the investment management fees would have equaled $509,970, $532,714 and $803,680 , respectively.

SCTFMF. For these services, SCTFMF pays an annual fee of 0.50 of 1% of the average daily net assets of the Fund. The Adviser agreed to maintain the annualized expenses at 0.60% of average daily net assets until July 31, 2000. The Agreements provide that if a Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease a Fund's expenses and improve its performance. For the fiscal years ended March 31, 1997, 1998 and 1999, the investment management fees incurred by SCTFMF were $210,030, $218,236 and $214,715, respectively, of which $19,906 was unpaid at March 31, 1999. For the fiscal year ended March 31, 1999, the Adviser did not impose a portion of the fee which would have amounted to $131,057.

SCTFF. For these services, SCTFF pays an annual fee of 0.625 of 1% of the first $200 million of average daily net assets of such Fund and 0.60 of 1% of such net assets in excess of $200 million. For the fiscal years ended March 31, 1997, 1998 and 1999 the investment management fees incurred by SCTFF were $1,800,657, $1,892,742 and $2,058,110, respectively, of which $174,541 was unpaid at March 31, 1999.


      Under the Agreements each Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expense, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

      Each Agreement further provides that as between each Fund and the Adviser each Fund will be responsible for all expenses, including clerical expense, of offer, sale, underwriting and distribution of a Fund's shares only so long as a Fund employs a principal underwriter to act as the distributor of a Fund's shares pursuant to an underwriting agreement which provides that the underwriter will assume such expenses. The Trust's underwriting agreement provides that the principal underwriter shall pay all expenses of offer and sale of a Fund's shares except the expenses of preparation and filing of registration statements under the Securities Act of 1933 and under state securities laws, issue and transfer taxes, if any, and a portion of the prospectuses used by a Fund. In the event that a Fund ceases to employ a principal underwriter to act as the distributor of a Fund's shares, the expenses of distributing a Fund's shares will be borne by the Adviser unless a Fund shall have adopted a plan pursuant to Rule 12b-1 under the 1940 Act providing that a Fund shall be responsible for some or all of such distribution expenses.

      Each Agreement requires the Adviser to return to a Fund all or a portion of advances of its management fee to the extent annual expenses of a Fund (including the management fee stated above) exceed the limitations prescribed by any state in which a Fund's shares are offered for sale. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to a Fund will be returned as promptly as practicable after the end of each Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION -- Other Information."

      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of each Agreement and in discussions with the Adviser concerning the Agreement, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at that Fund's expense.

      Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

      None of the Trustees or officers of the Trust may have dealings with either Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of such Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

      Unless otherwise indicated, trustees and officers serve for both Scudder State Tax Free Trust and Scudder California Tax Free Trust.

                              TRUSTEES AND OFFICERS

                                                                                        Position with
                                                                                        Underwriter,
                                     Position            Principal                      Scudder Investor
Name, Age and Address                With Trust          Occupation**                   Services, Inc.
---------------------                ----------          ------------                   --------------
Lynn S. Birdsong*+@ (52)             President and       Managing Director of Scudder   Vice President,
                                     Trustee             Kemper Investments, Inc.       Director and
                                                                                        Assistant Treasurer

Henry P. Becton, Jr. (55)            Trustee             President and General          --
WGBH                                                     Manager, WGBH Educational
125 Western Avenue                                       Foundation
Allston, MA 02134

Dawn-Marie Driscoll (52)             Trustee             Executive Fellow, Center for   --
4909 SW 9th Place                                        Business Ethics, Bentley
Cape Coral, FL 33914                                     College; President, Driscoll
                                                         Associates (consulting firm)

Peter B. Freeman@ (66)               Trustee             Trustee, Eastern Utilities     --
100 Alumni Avenue                                        Associates; Director, Swan
Providence, RI 02906                                     Point Cemetery; Director,
                                                         AMICA Mutual Insurance Co.;
                                                         Trustee, various non-family
                                                         trusts and charitable
                                                         institutions; Director, the
                                                         A.H. Belo Company


George M. Lovejoy, Jr. (68)          Trustee             President and Director,        --
50 Congress Street, Suite 543                            Fifty Associates (real
Boston, MA  02109-4002                                   estate  corporation)

Wesley W. Marple, Jr.@ (67)          Trustee             Professor of Business         --
413 Hayden Hall                                          Administration, Northeastern
360 Huntington Avenue                                    University, College of
Boston, MA 02115                                         Business Administration

Kathryn L. Quirk#@ (46)              Trustee, Vice       Managing Director of Scudder   Senior Vice
                                     President and       Kemper Investments, Inc.       President, Director
                                     Assistant                                          and Clerk
                                     Secretary

Jean C. Tempel (56)                  Trustee             Venture Partner, Internet      --
Internet Capital Group                                   Capital Group
10 Post Office Square
Suite 1325
Boston, MA 02109-4603


                                                                                        Position with
                                                                                        Underwriter,
                                     Position            Principal                      Scudder Investor
Name, Age and Address                With Trust          Occupation**                   Services, Inc.
---------------------                ----------          ------------                   --------------

Eleanor R. Brennan+@@ (35)           Vice President      Vice President of Scudder      --
                                                         Kemper Investments, Inc.


Philip G. Condon+## (48)             Vice President      Managing Director of Scudder   --
                                                         Kemper Investments, Inc.

Thomas W. Joseph+ (59)               Vice President      Senior Vice President of       Director, Vice
                                                         Scudder Kemper Investments,    President, Treasurer
                                                         Inc.                           and Assistant Clerk

Ann M. McCreary# (42)                Vice President      Managing Director of Scudder   --
                                                         Kemper Investments, Inc.

Frank J. Rachwalski, Jr.***###(54)   Vice President      Managing Director of Scudder   --
                                                         Kemper Investments, Inc.

Rebecca Wilson+ (37)                 Vice President      Vice President of Scudder      --
                                                         Kemper Investments, Inc.


John R. Hebble+ (41)                 Treasurer           Senior Vice President of       --
                                                         Scudder Kemper Investments,
                                                         Inc.

John Millette+ (36)                  Vice President      Assistant Vice President of    --
                                     and Secretary       Scudder Kemper Investments,
                                                         Inc. since September 1994;
                                                         previously employed by the
                                                         law firm Kaye, Scholer,
                                                         Fierman, Hays & Handler


Caroline Pearson+ (37)               Assistant           Senior Vice President of       Clerk
                                     Secretary           Scudder Kemper Investments,
                                                         Inc.; Associate, Dechert
                                                         Price & Rhoads (law firm),
                                                         1989-1997

* Mr. Birdsong and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of each Fund within the meaning of the 1940 Act.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.
+     Address: Two International Place, Boston, Massachusetts 02110.
#     Address: 345 Park Avenue, New York, New York 10154.
@@    Ms. Brennan serves as Vice President for Scudder State Tax Free Trust only.
##    Mr. Condon serves as Vice President for Scudder State Tax Free Trust only.
***   Address: 111 E. Wacker Drive -- Suite 2200, Chicago, Illinois 60601
### Mr. Rachwalski serves as Vice President for Scudder State Tax Free Trust only.
@ Messrs. Freeman, Marple, Birdsong and Ms. Quirk are members of the Executive Committee of the Trust, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

      The Trustees and officers of the Trust may also serve in similar capacities with other Scudder Funds.

      As of June 30, 1999, all Trustees and officers of each Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the outstanding shares of each Fund on such date.

      Certain accounts for which the Adviser acts as investment adviser owned 917,133 shares in the aggregate, or 11.2% of the outstanding shares of Scudder Massachusetts Limited Term Tax Free Fund on June 30, 1999. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Adviser acts as investment adviser owned 2,883,143 shares in the aggregate, or 9.76% of the outstanding shares of Scudder Massachusetts Tax Free Fund on June 30, 1999. The Adviser may be deemed to be the beneficial owner of such shares, but disclaims any beneficial ownership in such shares.

      As of June 30, 1999, 1,766,600 shares in the aggregate or 5.98% of the outstanding shares of Scudder Massachusetts Tax Free Fund were held in the name of National Financial Service Company (for exclusive benefit of customers,) P.O. Box 3908, Church St. Station, New York, NY 10008, who may be deemed to be beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      As of June 30, 1999, 1,849,999 shares in the aggregate or 6.26% of the outstanding shares of Scudder Massachusetts Tax Free Fund were held in the nominees of Fiduciary Trust Company. Fiduciary Trust Company may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      As of June 30, 1999, 554,559 shares in the aggregate or 6.77% of the outstanding shares of Massachusetts Limited Term Tax Free Fund were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94101, who may be deemed to be beneficial owner of certain of these shares but disclaims any beneficial ownership therein.

      As of June 30, 1999, 579,807 shares in the aggregate or 7.08% of the outstanding shares of Scudder Massachusetts Limited Term Tax Free Fund were held in the nominees of Fiduciary Trust Company. Fiduciary Trust Company may be deemed to be the beneficial owner of certain of these shares, but disclaims any beneficial ownership therein.

      Certain accounts for which the Investment Manager acts as investment adviser owned 4,343,241 shares in the aggregate, or 5.45% of Scudder New York Tax Free Money Fund on June 30, 1999. The Investment Manager may be deemed to be a beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of June 30, 1999, 10,297,946 shares in the aggregate or 12.92% of the outstanding shares of Scudder New York Tax Free Money Fund, were held in the name of Edmond D. Villani, 345 Park Avenue, 25th Floor, New York, NY 10154-0004.

      Certain accounts for which the Investment Manager acts as investment adviser owned 1,049,803 shares in the aggregate, or 5.81% of Scudder New York Tax Free Fund on June 30, 1999. The Investment Manager may be deemed to be a beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of June 30, 1999, 963,621 shares in the aggregate, or 5.34% of the outstanding shares of Scudder New York Tax Free Fund were held in the name of Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94101, who may be deemed to be beneficial owner of certain of these shares but disclaims any beneficial ownership therein.

      Certain accounts for which the Investment Manager acts as investment adviser owned 378,014 shares in the aggregate, or 5.22% of the outstanding shares of Scudder Ohio Tax Free Fund on June 30, 1999. The Investment Manager may be deemed to be a beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of June 30, 1999, Charles Schwab & Co. owned in the aggregate, by or on behalf of accounts for which it acts as investment adviser, 665,198 shares of Scudder Ohio Tax Free Fund or 9.19% of the outstanding shares of such Fund. Charles Schwab & Co. may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      Certain accounts for which the Investment Manager acts as investment adviser owned 1,994,722 shares in the aggregate, or 6.52% of the outstanding shares of Scudder California Tax Free Fund on June 30, 1999. The Investment Manager may be deemed to be a beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of June 30, 1999, 3,107,539 shares in the aggregate, or 10.16% of the outstanding shares, of Scudder California Tax Free Fund were held in the name of Charles Schwab and Co., Inc., 101 Montgomery Street, San Francisco, CA 94101-4122, who may be deemed to be the beneficial owner of certain of these shares but disclaims any beneficial ownership therein.

      Certain accounts for which the Adviser acts as investment adviser owned 5,733,729 shares in the aggregate, or 7.42% of the outstanding shares of Scudder California Tax Free Money Fund on June 30, 1999. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      As of June 30, 1999, 4,814,599 shares in the aggregate, or 6.23% of outstanding shares, of Scudder California Tax Free Money Fund were held in the name of Artie Kurtzig.

      As of June 30, 1999, 6,010,297 shares in the aggregate, or 7.78% of outstanding shares, of Scudder California Tax Free Money Fund were held in the name of Frederick Llewellyn.

      To the knowledge of the Trusts, as of June 30, 1999, no person owned beneficially more than 5% of each Fund's outstanding shares except as stated above.


      The Trustees and officers of each Trust also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

      Each Trust's Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

      Each Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees


      The Independent Trustees receive the following compensation from each
Fund: an annual trustee's fee of $1,800 for each of SNYTFMF, SOTFF, and SCTFMF and $3,600 for each of SMLTTFF, SMTFF, SNYTFF and SCTFF; a fee of $75 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. The Independent Trustee who serves as lead or liaison Trustee receives an additional annual retainer fee of $500 from each Fund. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation or other activities.

      The Independent Trustees of the Funds also serve as Independent Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1998, the Independent Trustees participated in 26 meetings of the Funds' board or board committees, which were held on 21 different days during the year.


      The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of Scudder funds as a group.

                                Scudder State       Scudder California
   Name                       Tax Free Trust(1)     Tax Free Trust(2)         All Scudder Funds(3)
   ----                       -----------------     -----------------         --------------------

   Henry P. Becton,                $19,039                $6,796            $135,000     (28 funds)
   Trustee

   Dawn-Marie Driscoll,            $21,599                $7,650            $145,000     (28 funds)
   Trustee

   Peter B. Freeman,               $19,324                $6,892            $172,425     (46 funds)
   Trustee

   George M. Lovejoy, Jr.,         $19,039                $6,796            $148,600     (29 funds)
   Trustee

   Wesley W. Marple, Jr.,          $19,039                $6,796            $135,000     (28 funds)
   Trustee

   Jean C. Tempel,                 $19,103                $6,818            $135,000     (29 funds)
   Trustee

      (1) Scudder State Tax Free Trust consists of six funds: Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free and Scudder Pennsylvania Tax Free Fund.
      (2) Scudder California Tax Free Trust consists of two funds: Scudder California Tax Free Money Fund and Scudder California Tax Free Fund.
      (3) No fees were incurred by the Funds with respect to the alliance with B.A.T.

      Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


      Each Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), Two International Place, Boston, MA 02110-4103, a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. Each Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreements were last approved by the Trustees on August 10, 1998.


      Under the underwriting agreements, each Trust is responsible for the payment of all fees and expenses in connection with the preparation and filing with the SEC of a Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering a Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Trust; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trusts and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of each Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by a Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

      Note: Although each Fund does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, either Fund would also pay those fees and expenses permitted to be paid or assumed by such Fund pursuant to a 12b-1 Plan, if any, were such a plan adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.

      Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in a Fund.

Federal Taxation

      Each Fund within a Trust will be separate for investment and accounting purposes, and will be treated as a separate taxable entity for federal income tax purposes. Each Fund has elected to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Code") and has qualified as such. Each Fund intends to continue to qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the fund level.

      In order to qualify as a regulated investment company, each Fund must meet certain requirements regarding the source of its income and the diversification of its assets.

      As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income (including net short-term capital gain in excess of net long-term capital loss) and at least 90 percent of its tax-exempt net investment income and is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to distribute at least annually substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income and net realized capital gains.

      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of federal income taxes paid by a Fund on such gains as a credit against his own federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and his tax credit.


      If any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deductions for corporations in the case of corporate shareholders.


      Each Fund is subject to a 4% non-deductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed. Each Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.


      Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a fund. Scudder Massachusetts Tax Free Fund and Massachusetts Limited Term Tax Free Fund intend to offset realized capital gains by using their capital loss carryforwards before distributing any gains. In addition, Scudder Massachusetts Tax Free Fund intends to offset realized capital gains by using its post-October loss before distributing gains. At March 31, 1999, SMLTTFF had a net tax basis capital loss carryforward of approximately $121,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2004 ($97,000) and March 31, 2006 ($24,000), the respective expiration dates, whichever occurs first. As of March 31, 1999, SNYTFF had a net capital loss carryforward of approximately $3,508,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2003, $1,128,000 and March 31, 2004, $2,308,000, the respective expiration dates, whichever occurs first. As of March 31, 1999, SNYTFMF had a capital loss carryforward of approximately $53,000, which may be applied against realized capital gains of each succeeding year until fully utilized or until March 31, 2000 ($1,000), March 31, 2001 ($2,000), March 31, 2002 ($4,000) and
March 31, 2003 ($43,000), and March 31, 2004 ($3,000), the respective expiration dates, whichever occurs first. As of March 31, 1999, SCTFMF had a net tax basis capital loss carryforward of approximately $95,300, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2000 ($13,600), March 31, 2002 ($7,500), March 31,
2003 ($55,200), March 31, 2004 ($17,800), March 31, 2005 ($400) and March 31,
2007 ($800), the respective expiration dates, whichever occurs first. As of March 31, 1999, SCTFF had a net tax basis capital loss carryforward of approximately $2,400,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2003 ($2,000,000) and March 31, 2004 ($400,000), the respective expiration dates, whichever occurs first.


      Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

      Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by a Fund for the taxable year are therefore not expected to be subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

      Market discount recognized on a tax-exempt bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Gain on the disposition of a tax-exempt obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

      Since no portion of either Fund's income will be comprised of dividends from domestic corporations, none of the income distributions of a Fund will be eligible for the dividends-received deduction available for certain taxable dividends received by corporations.

      Any short-term capital loss realized upon the redemption of shares within six months of the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares, although the period may be reduced under Treasury regulations to be prescribed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are repurchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions to corporate shareholders of a Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares.

      Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to, or increase their liability under the 26% and 28% individual alternative minimum tax, but normally no more than 20% of a Fund's net assets will be invested in securities the interest on which is such a tax preference item for individuals.

      Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund issues to its shareholders a statement of the Federal income tax status of all distributions. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends or capital gains distributions declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders in December if paid during January of the following year. Shareholders are also required to report tax-exempt interest. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of social security or railroad retirement benefits subject to tax.

      Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

      Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. Neither Fund has undertaken any investigation as to the users of the facilities financed by bonds in such Fund's portfolio.

      Distributions by each Fund result in a reduction in the net asset value of a Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, will nevertheless be taxable to them.

      All futures contracts entered into by a Fund and all listed nonequity options written or purchased by a Fund (including options on futures contracts and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term.

      Positions of each Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of a Fund as a regulated investment company for federal income tax purposes.

      Under the federal income tax law, each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of a Fund will not be subject to backup withholding if a Fund reasonably estimates that at least 95% of all of its distributions will consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

State Taxation

      Each Trust is organized as a Massachusetts business trust, and neither the Trusts nor a Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company.

Scudder Massachusetts Limited Term Tax Free Fund and Scudder Massachusetts Tax Free Fund

      Individual shareholders of SMLTTFF or SMTFF resident in Massachusetts will not be subject to Massachusetts personal income tax on distributions received from a Fund to the extent such distributions constitute either (1) exempt-interest dividends under Section 852(b)(5) of the Code which a Fund properly identifies as consisting of interest on tax-exempt obligations of the Commonwealth of Massachusetts for its political subdivisions or any agency or instrumentality of the foregoing, or (2) dividends which a Fund properly identifies as attributable to interest on tax-exempt obligations of the United States and instrumentalities or obligations issued by the Governments of Puerto Rico, The Virgin Islands and Guam.

      Other distributions from either Fund, including those derived from taxable interest income and long-term and short-term capital gains, generally will not be exempt from Massachusetts personal income taxation except for distributions which qualify as capital gain dividends under Section 852(b)(3) of the Code, and are properly identified by a Fund as attributable to the sale of certain Massachusetts obligations issued pursuant to legislation which specifically exempts capital gain on the sale of such obligations from Massachusetts income taxation.

      Fund distributions will not be excluded from net income, and shares of either Fund will not be excluded from the net worth of intangible property corporations, for purposes of computing the Massachusetts corporate excise tax.

      Shares of either Fund will not be subject to Massachusetts local property taxes.

Scudder New York Tax Free Money Fund and Scudder New York Tax Free Fund

      New York State corporate tax law has special provisions governing regulated investment companies that are qualified and taxed under Subchapter M of the Code. To the extent a Fund has no federal income tax liability because it distributes all of its investment income and the excess of net short-term capital gain over net long-term capital loss and all of the excess of net long-term capital gain over net short-term capital loss, it will incur no New York State income tax, other than a possible nominal minimum tax. New York City tax consequences are identical except that the amount of the possible minimum tax differs. Individual shareholders who are residents of New York State will be able to exclude for state income tax purposes that portion of the distributions which is derived from interest on obligations of New York State and its political subdivisions and of Puerto Rico, The Virgin Islands and Guam, because at least 50% of the value of the assets of a Fund will be invested in state or municipal obligations the interest on which is exempt for federal income tax purposes.

      Individual shareholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Capital gains that are retained by each Fund will be taxed to that Fund, and New York State and New York City residents will receive no New York income tax credit for such tax. Capital gains that are distributed by a Fund will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents.

Scudder Ohio Tax Free Fund


      In the opinion of Ohio tax counsel, Squire, Sanders & Dempsey L.L.P., under Ohio law, provided that the Fund continues to qualify as a regulated investment company under the Code, and that at all times at least 50 % of the value of the total assets of the Ohio Fund consists of obligations issued by or on behalf of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), or similar obligations of other states or their subdivisions (the "RIC and 50% value tests"), (i) distributions with respect to shares of the Fund ("Distributions") will be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and will be excluded from the net income base of the Ohio corporation franchise tax to the extent such Distributions are properly attributable to interest payments on Ohio Obligations, and (ii) Distributions of profit made on the sale, exchange, or other disposition of Ohio Obligations, including Distributions of "capital gain dividends," as defined in the Code, properly attributable to the sale, exchange, or other disposition of Ohio Obligations, will be exempt from Ohio personal income tax, and municipal and school district income taxes in Ohio, and will be excluded from the net income base of the Ohio corporation franchise tax.

      Assuming the RIC and 50% value tests are satisfied, Distributions that are properly attributable to interest on obligations of the United States or its territories or possessions (including obligations issued by the governments of the Commonwealth of Puerto Rico, the United States Virgin Islands or Guam ("Territorial Obligations")) or of any authority, commission, or instrumentality of the United States that is exempt from state income taxes under the laws of the United States will be exempt from Ohio personal income tax and municipal and school district taxes in Ohio, and, provided, in the case of Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, will be excluded from the net income base of the Ohio corporation franchise tax.

      However, other Distributions will generally not be exempt from Ohio personal income tax and municipal and school district income taxes in Ohio, and shares of the Ohio Fund will not be excluded from the net worth base of the Ohio corporation franchise tax.

      The foregoing is a general, abbreviated summary of certain of the provisions of, and administrative interpretations of, the Ohio Revised Code presently in effect as they directly govern the tax consequences of investment in the Fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. You are urged to consult with your own tax adviser for more detailed information concerning Ohio tax matters.


Scudder California Tax Free Money Fund and Scudder California Tax Free Fund


      In any year in which the Funds qualify as regulated investment companies under Subchapter M of the Code and are exempt from federal income tax, the Funds will also be relieved of liability for California state franchise and corporate income tax to the extent their earnings are distributed to their shareholders. Each Fund may be taxed on its undistributed taxable income (including interest income on California municipal securities for franchise tax purposes). If for any year either of the Funds does not qualify for the special tax treatment afforded regulated investment companies, then all of such Fund's taxable income may be subject to California state franchise or income tax at regular corporate rates.

      If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company (or series thereof) consists of obligations the interest on which, if held by an individual, is exempt from taxation by California, then the regulated investment company (or series thereof) will be qualified to pay dividends exempt from California personal income tax (hereinafter referred to as "California exempt-interest dividends"). Each of the Funds intends to qualify under the above requirements so it can pay California exempt-interest dividends. However, if a Fund fails to so qualify, then no part of its dividends to shareholders will be exempt from California personal income tax.


      Within 60 days after the close of its taxable year, each Fund will notify each shareholder of the portion of the dividends paid by the Fund with respect to such taxable year which is exempt from California state personal income tax. Interest on obligations of Puerto Rico and other U.S. Possessions, as well as interest on obligations of the State of California or its political subdivisions, may be distributed as California tax-exempt interest dividends. Distributions from the Funds which are attributable to sources other than those described in the preceding sentence generally are taxable to such shareholders as ordinary income. However, distributions derived from interest on U.S. Government obligations, if any, may also be designated by a Fund and treated by shareholders as exempt under the California personal income tax provided the 50% requirement of the preceding paragraph is satisfied.


      In cases where shareholders of a Fund are "substantial users" or "related persons" with respect to California municipal securities held by the Fund, such shareholders should consult their own tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such securities retain California state personal income tax exclusion for such shareholders. In this connection, rules similar to those regarding the possible unavailability of exempt interest treatment of Fund dividends to "substantial users" (or persons related thereto) for federal income tax purposes are applicable for California state tax purposes. See "Federal Taxation" above.

      To the extent, if any, dividends paid to shareholders of a Fund are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends. Such dividends will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gain dividends for federal income tax purposes; provided that California has not adopted the federal rule that allows a regulated investment company to elect to treat such capital gains as having been distributed even though no capital gain dividend has actually been paid. See "Federal Taxation" above. In the case where the Funds make this election for federal income tax purposes, any such capital gains may be subject to tax at the Fund level for California franchise or corporate income tax purposes.


      Shares of the Funds are not subject to the California property tax.


      Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund are not deductible for California personal income tax purposes. In addition, any loss realized by a shareholder of a Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution on such shares is treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption shares within 30 days before or after the acquisition of other shares of the same Fund may be disallowed under the "wash sale" rules.


      The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable for California state personal income tax only. Any dividends paid to shareholders subject to California state franchise or California state corporate income tax may therefore be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of dividends is exempt from California state personal income tax. Accordingly, potential investors in a Fund, excluding, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions


       Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

      The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Funds. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Funds in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers . The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

      Although certain research services from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Funds, and not all such information is used by the Adviser in connection with the Funds. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Funds.

      The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


Portfolio Turnover


      The portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at time of acquisition of one year or less. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet a Fund's objective. Under the above definition, SNYTFMF and SCTFMF will have no portfolio turnover.


              Portfolio Turnover Rates for periods ended March 31,

                                                      1999      1998     1997
                                                      ----      ----     ----


Scudder Massachusetts Limited Term Tax Free Fund       8.4%*    9.1%**    9.8%**
Scudder Massachusetts Tax Free Fund                   10.7      8.4      11.5
Scudder New York Tax Free Fund                        44.5     28.8      71.0
Scudder Ohio Tax Free Fund                            20.5      4.9       9.7
Scudder California Tax Free Fund                      40.6     21.5      70.8

*     For the five months ended March 31, 1999 (annualized).
**    For the fiscal years ended October 31, 1998 and 1997, respectively.


                                 NET ASSET VALUE

      The net asset value per share of a Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less, maturing at par, shall be valued at the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker as of the Value Time. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

      If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of the Fund's other portfolio holdings is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                             ADDITIONAL INFORMATION

Experts


      The Financial Highlights of each Fund included in each Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of each Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.


Shareholder Indemnification

      Each Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declarations of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of the Trusts. The Declarations of Trust also provides for indemnification out of a Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

      The six highest quality ratings categories of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

      Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG-1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2 are of high quality, with margins of protection ample although not as large as in the preceding group.

      The six highest quality ratings categories of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB or B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

      S&P's top ratings categories for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

      The six highest quality ratings categories of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

      Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

      The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity;
(2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity; (7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

      Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary


      1. Bond -- A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one half the annual interest rate.

      2. Debt Obligation -- A general term which includes fixed income and variable rate securities, obligations issued at a discount and other types of securities which evidence a debt.

      3. Discount and Premium -- A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

      4. Maturity -- The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

      5. Municipal Obligation -- Obligations issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from federal income tax.

      6. Net Asset Value Per Share -- The value of each share of the Fund for purposes of sales and redemptions.

      7. Net Investment Income -- The net investment income of a Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued computed under GAAP.


Other Information

      The CUSIP number of SMLTTFF is 8111209-10-5.

      The CUSIP number of SMTFF is 811184-30-8.

      The CUSIP number of SNYTFMF is 811184-20-9.

      The CUSIP number of SNYTFF is 811184-10-0.

      The CUSIP number of SOTFF is 811184-40-7.


      The CUSIP number of SCTFMF is 811115-20-3.


      The CUSIP number of SCTFF is 811115-10-4.

      Each Fund has a fiscal year ending on March 31.

      Portfolio securities of the Funds are held separately, pursuant to a custodian agreement, by the Funds' Custodian, State Street Bank and Trust Company.

      The firm of Willkie Farr & Gallagher of New York is counsel for each Trust.

      The names "Scudder State Tax Free Trust" and "Scudder California Tax Free Trust" are the designation of the Trustees for the time being under an Amended and Restated Declarations of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. No Fund of the Trusts liable for the obligations of any other Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by each Trust's Declaration of Trust, as amended from time to time. The Declarations of Trust of each Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of such Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of that Fund.


      Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value per share for each Fund. Each Fund pays SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. The fee incurred by SMLTTFF to SFAC for the fiscal year ended October 31, 1997 was $36,000, for the fiscal year ended October 31,

1998 was $36,000 and for five months ended March 31, 1999 was $15,000, of which $3,000 was unpaid at March 31, 1999. For the fiscal years ended March 31, 1997 and 1998, the amounts charged to SMTFF by SFAC amounted to $58,015 and $59,760 , respectively. For the fiscal year ended March 31, 1999, the amount charged was $66,955, of which $11,433 was unpaid at March 31, 1999. The fee incurred by SNYTFMF for the fiscal years ended March 31, 1997, 1998 and 1999 amounted to $30,000, $30,000 and $30,000, respectively, of $2,500 was unpaid at March 31, 1999. The fee incurred by SNYTFF for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, amounted to $53,983, $52,711 and $53,895, respectively, of which $8,895 was unpaid at March 31, 1999. For the fiscal years ended March 31, 1997, 1998 and 1999, respectively, the amounts charged to SOTFF by SFAC amounted to $36,000, $36,000 and $36,000, of which $3,000 was unpaid at March 31, 1999. For the fiscal years ended March 31, 1997, 1998 and 1999, respectively, the amounts charged to SCTFMF by SFAC amounted to $30,000, $30,000 and $30,000, of which $5,000 was unpaid at March 31, 1999. For the fiscal years ended March 31, 1997, 1998 and 1999, respectively, the amounts charged to SCTFF by SFAC amounted to $66,630, $66,491 and $68,917, of which $5,665 was unpaid at March 31, 1999.

      Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend-paying agent. SSC also serves as shareholder service agent. Each Fund pays Service Corporation an annual fee of $25.00 for each account maintained for a shareholder. The fees incurred by SMLTTFF to SSC for the fiscal years ended October 31, 1997 and 1998, and for the five months ended March 31, 1999, respectively, were $41,127, $43,271 and $20,025, of which $3,437 was unpaid at March 31, 1999. The fees incurred by SMTFF to SSC for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, were $188,646, $194,865 and
$193,395, of which $15,963 was unpaid at March 31, 1999. The fees incurred by SNYTFMF to SSC for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, were $58,369, $57,141 and $54,875, of which $4,476 was unpaid at March 31, 1999. The fees incurred by SNYTFF to SSC for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, were $119,944, $118,928 and
$114,000, of which $9,422 was unpaid at March 31, 1999. The fees incurred by SOTFF to SSC for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, were $58,820, $58,657 and $56,539, of which $4,565 was unpaid at March 31, 1999. The fees incurred by SCTFMF to SSC for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, were $57,597, $71,043 and $59,762, of which $4,539 was unpaid at March 31, 1999. The fees incurred by SCTFF to SSC for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, were $159,122, $164,689 and $149,887, of which $12,170 was unpaid at March 31, 1999.


      The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


      The financial statements, including the investment portfolio, of each Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Reports to the Shareholders of the Funds dated March 31, 1999, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                       SCUDDER PENNSYLVANIA TAX FREE FUND

                    A series of Scudder State Tax Free Trust




--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1999

--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus. The prospectus of the Fund dated August 1, 1999, as amended from time to time, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.



         The Annual Report to Shareholders of the Fund dated March 31, 1999 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.

                                TABLE OF CONTENTS
                                                                                                           Page

THE  FUND'SINVESTMENT OBJECTIVES AND POLICIES.................................................................1
          General Investment Objective and Policies of
              Scudder Pennsylvania Tax Free Fund..............................................................1
         Master/feeder Fund Structure.........................................................................2
         High Quality Bonds...................................................................................2
         Municipal Obligations................................................................................3
         Management Strategies................................................................................5
         Special Considerations...............................................................................6
         Investing in Pennsylvania............................................................................6

 POLICIES AND TECHNIQUES APPLICABLE TO THE FUND..............................................................12
         Investment Restrictions.............................................................................21

PURCHASES....................................................................................................22
         Additional Information About Opening an Account.....................................................22
         Minimum Balances....................................................................................22
         Additional Information About Making Subsequent
              Investments....................................................................................23
         Additional Information About Making Subsequent
              Investments by QuickBuy........................................................................23
         Checks..............................................................................................23
         Wire Transfer of Federal Funds......................................................................24
         Share Price.........................................................................................24
         Share Certificates..................................................................................24
         Other Information...................................................................................24

EXCHANGES AND REDEMPTIONS....................................................................................25
         Exchanges...........................................................................................25
         Redemption by Telephone.............................................................................25
         Redemption By QuickSell.............................................................................26
         Redemption by Mail or Fax...........................................................................26
         Redemption-in-Kind..................................................................................27
         Other Information...................................................................................27

FEATURES AND SERVICES OFFERED BY THE  FUND...................................................................27
         The No-Load Concept.................................................................................27
         Internet access.....................................................................................28
         Dividends and Capital Gains Distribution Options....................................................28
         Reports to Shareholders.............................................................................29
         Transaction Summaries...............................................................................29

THE SCUDDER FAMILY OF FUNDS..................................................................................29

SPECIAL PLAN ACCOUNTS........................................................................................31
         Automatic Withdrawal Plan...........................................................................31
         Cash Management System --Group Sub-Accounting Plan
              for Trust Accounts, Nominees and Corporations..................................................32
         Automatic Investment Plan...........................................................................32
         Uniform Transfers/Gifts to Minors Act...............................................................32

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS....................................................................32


                                        i


                          TABLE OF CONTENTS (continued)
                                                                                                           Page

PERFORMANCE INFORMATION......................................................................................33
         Average Annual Total Return.........................................................................33
         Cumulative Total Return.............................................................................33
         Total Return........................................................................................34
         SEC Yield...........................................................................................34
         Tax-equivalent Yield................................................................................34
         Pennsylvania Tax-free Yields........................................................................35
         Comparison of Fund Performance......................................................................35

ORGANIZATION OF THE  FUND....................................................................................36

INVESTMENT ADVISER...........................................................................................37
         Personal Investments by Employees of the Adviser....................................................40

TRUSTEES AND OFFICERS........................................................................................40

REMUNERATION.................................................................................................42
         Responsibilities of the Board -- Board and
              Committee Meetings.............................................................................42
         Compensation of Officers and Trustees...............................................................43

DISTRIBUTOR..................................................................................................44

TAXES........................................................................................................44
         Federal Taxation....................................................................................45
         State Taxation......................................................................................47

PORTFOLIO TRANSACTIONS.......................................................................................48
         Brokerage Commissions...............................................................................48
         Portfolio Turnover..................................................................................49

NET ASSET VALUE..............................................................................................49

ADDITIONAL INFORMATION.......................................................................................49
         Experts.............................................................................................49
         Shareholder Indemnification.........................................................................50
         Ratings of Municipal Obligations....................................................................50
         Commercial Paper Ratings............................................................................51
         Glossary............................................................................................51
         Other Information...................................................................................52

FINANCIAL STATEMENTS.........................................................................................53


                  THE FUND'S INVESTMENT OBJECTIVES AND POLICIES

         Scudder Pennsylvania Tax Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust"). The Trust is a no-load open-end management investment company and consists of six series.

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as short selling, hedging, etc.) or a financial instrument in which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

General Investment Objectives and Policies of Scudder Pennsylvania Tax Free Fund

         The Fund seeks income that is exempt from Pennsylvania personal income tax and regular federal income taxes The Fund pursues its objective by investing mainly in securities of Pennsylvania municipalities and other securities that are commonly considered to have similar tax status. The Fund expects to invest principally in Pennsylvania municipal securities that are rated A or better by Moody's , S&P or Fitch. There can be no assurance that the objective of the Fund will be achieved or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state income or local taxes or that income exempt from regular federal income tax will be exempt from the federal alternative minimum tax.

         The Fund's portfolio consists primarily of obligations issued by municipalities located in the Commonwealth of Pennsylvania whose interest payments, if distributed to Pennsylvania residents, would be exempt, in the opinion of bond counsel rendered on the date of issuance, from Pennsylvania personal income tax as well as regular federal income tax. Because the Fund is intended for investors subject to Pennsylvania and federal income taxes, it may not be appropriate for all investors and is not available in all states. As described below in "Investments," the Fund may also invest in taxable obligations.

Investments. It is fundamental policy, that cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined below under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in Pennsylvania municipal securities. However, the Fund may temporarily invest more than 20% of its net assets in securities the income from which may be subject to federal and Pennsylvania state income taxes during periods which, in the opinion of the Adviser, require a temporary defensive position for the protection of shareholders. It is impossible to accurately predict how long such alternative strategies will be utilized.




         Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.



         During the fiscal year ended March 31, 1999, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the category indicated: 5% unrated.

         The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser, to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

                  The Fund invests in municipal securities of issuers located in Pennsylvania . It is the opinion of bond counsel, rendered on the date of issuance, that income from these Pennsylvania municipal securities is exempt from both Pennsylvania personal income tax and regular federal income tax. These securities include municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. Municipal bonds include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, which may be issued to finance projects owned or used by either private or public entities and which include bonds issued to finance industrial enterprises and pollution control facilities. The Fund may invest in other municipal securities such as variable-rate demand instruments. The Fund may also invest in municipal notes of issuers located in Pennsylvania and other qualifying issuers. They are generally used to provide short-term capital needs and have maturities of one year or less.


         Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. For federal income tax purposes, the income earned from municipal securities may be entirely tax-free, taxable or subject to only the alternative minimum tax.

         Under normal market conditions, the Fund expects to invest principally in Pennsylvania municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in Pennsylvania municipal securities with short- and medium-term maturities as well.


         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable Pennsylvania municipal securities make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and banker's acceptances. The Fund may also invest in when-issued or forward delivery securities and enter into repurchase agreements and reverse repurchase agreements.


Master/feeder Fund Structure


         The Trust's Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.


         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


High Quality Bonds

         High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields in the past than investment-grade bonds, they are considered to be predominantly speculative and, therefore, carry greater risk.

         The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Municipal Obligations


         Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. Interest on municipal obligations issued by Pennsylvania issuers is generally exempt from Pennsylvania personal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."


         1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes.

         Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "general obligation" bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.


         Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously issued bonds of these types and certain refundings of such bonds are not affected. The Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to the Fund's fundamental investment policies, and also subject to the Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to the Fund's 20% limitation on investing in municipal securities the interest income from which is subject to the alternative minimum tax ("AMT bonds"). For the purposes of the Fund's investment limitation regarding concentration of investments in any one industry, industrial development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Other Municipal Obligations. There is, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.


         The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Fund intends to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Fund, or (3) to maintain an investment grade investment portfolio. A bank that issues a repurchase commitment may receive a fee from the Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that the Fund may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Fund will determine the variable rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets the Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both will meet the quality standards of the Fund. The Adviser will reevaluate each unrated variable rate demand instrument held by the Fund on a quarterly basis to determine whether it continues to meet the Fund's quality criteria.

         The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should minimize changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with the comparable portfolio of fixed income securities. The Fund may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instrument held by the Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.


         4. General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as either Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 (the "1933 Act") prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.


         Obligations purchased for the Fund are subject to the limitations on holdings of securities which are not readily marketable contained in the Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of the Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         The Fund expects that it will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. The Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations, rather than factors affecting all, or broad classes of, municipal obligations.

         The Fund may invest up to 25% of its total assets in fixed-income securities rated below investment grade, that is, below Baa by Moody's, or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.


         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.


         It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

 Management Strategies

         In pursuit of its investment objective, the Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal obligation prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various issues, the Adviser, subject to the Trustees' review, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of the Fund's portfolio are:

Emphasis on Credit Analysis. As indicated above, the Fund's portfolio will be invested in municipal obligations rated within, or judged by the Fund's Adviser to be of a quality comparable to, the six highest quality ratings categories of Moody's, S&P or Fitch, or in U.S. Government obligations. The ratings assigned by Moody's, S&P or Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal obligation market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.


         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit ratings of the published services and to anticipate changes in credit ratings.


Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that the Fund invests in short-term maturities, capital volatility will be reduced.

Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading the Fund's holdings in order to invest in more attractive market sectors or specific issues.

Market Trading Opportunities. In pursuit of the above the Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of the Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that the Fund will be able to take advantage of them. The Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Internal Revenue Code.


Special Considerations


Income Level and Credit Risk. Yield on municipal obligations depends on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. Because the Fund holds primarily investment grade municipal obligations, the income earned on shares of the Fund will tend to be less than it might be on a portfolio emphasizing lower quality securities; investment grade securities, however, may include securities with some speculative characteristics. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected. The Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although the Fund's quality standards are designed to reduce the credit risk of investing in the Fund, that risk cannot be entirely eliminated. Shares of the Fund are not insured by any agency of Massachusetts or of the U.S. Government.

 Investing in Pennsylvania

         The Fund concentrates its investments in the securities of issuers located in the Commonwealth of Pennsylvania. Therefore, there are risks associated with the Fund that would not be present if its portfolio were diversified nationally. These risks include possible tax changes, and economic conditions and differing levels of supply and demand for long-term municipal obligations particular to the Commonwealth of Pennsylvania.

         As of June 30, 1998, outstanding general obligation bonds of the Commonwealth of Pennsylvania are rated AA by S&P and A1 by Moody's.


         The portfolio of the Fund may contain different issues of long-term debt obligations issued by or on behalf of the Commonwealth of Pennsylvania and counties, municipalities and political subdivisions or public authorities.

         Some of the debt obligations acquired by the Fund may be General Obligation Bonds of the issuer. Others may be Industrial Revenue Bonds or Revenue Bonds of municipal utilities, housing authorities, hospital authorities, parking authorities, school districts or educational institutions which are dependent upon the revenues from the facility.

         Prospective investors should consider the financial difficulties and pressures which the Commonwealth of Pennsylvania and certain of its municipal subdivisions have undergone. Without intending to be complete, the following briefly summarizes some of these difficulties and the current financial situation, as well as some of the complex factors affecting the financial situation in the Commonwealth. It is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Pennsylvania. No independent verification has been made of the following information. Both the Commonwealth and the City of Philadelphia have historically experienced significant revenue shortfalls. There can be no assurance that the Commonwealth will not experience further declines in economic conditions or that portions of the municipal obligations purchased by the Fund will not be affected by such declines.


         State Economy. The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy. It is the headquarters for many major corporations. Pennsylvania has been historically identified as a heavy-industry state although that reputation has changed recently as the industrial composition of the Commonwealth diversified when the coal, steel and railroad industries began to decline. The major new sources of growth in Pennsylvania are in the service sector, including trade, medical and the health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, accounting for more than $3.6 billion in crop and livestock products annually while agribusiness and food related industries support $39 billion in economic activity annually.

         Employment within the Commonwealth increased steadily from 1984 to 1990. From 1990 to 1992, employment in the Commonwealth declined 1.8%. From 1992 to 1998, employment increased 4.1%. The growth in employment experienced in the Commonwealth during such periods is slightly higher than the growth in employment in the Middle Atlantic region of the United States. Non-manufacturing employment in the Commonwealth has increased steadily since 1980 to its 1998 level of 82.8% of total Commonwealth employment . Manufacturing, which contributed 17.1% of 1998 non-agricultural employment, has fallen behind both the services sector and the trade sector as the largest single source of employment within the Commonwealth. In 1998, the services sector accounted for 32.3% of all non-agricultural employment in the Commonwealth while the trade sector accounted for 22.4%.

         Economic strengths and weakness vary in different parts of the Commonwealth. In general, heavy industry and manufacturing have been facing increasing competition from foreign producers. During 1998, the annual average unemployment rate in the Commonwealth was 4.6%, compared to 4.5% for the United States. For May 1999, the unadjusted unemployment rate was 3.9% in the Commonwealth and 4.0% in the United States, while the seasonally adjusted unemployment rate for the Commonwealth was 3.8% and for the United States was 4.2%.

         State Budget. The Commonwealth operates under an annual budget which is formulated and submitted for legislative approval by the Governor each February. The Pennsylvania Constitution requires that the Governor's budget proposal consist of three parts: (i) a balanced operating budget setting forth proposed expenditures and estimated revenues from all sources and, if estimated revenues and available surplus are less than proposed expenditures, recommending specific additional sources of revenue sufficient to pay the deficiency; (ii) a capital budget setting forth proposed expenditures to be financed from the proceeds of obligations of the Commonwealth or its agencies or from operating funds; and
(iii) a financial plan for not less than the succeeding five fiscal years, which includes for each year projected operating expenditures and estimated revenues and projected expenditures for capital projects. The General Assembly may add, change or delete any items in the budget prepared by the Governor, but the Governor retains veto power over the individual appropriations passed by the legislature. The Commonwealth's fiscal year begins on July 1 and ends on June 30.

         All funds received by the Commonwealth are subject to appropriation in specific amounts by the General Assembly or by executive authorization by the Governor. Total appropriations enacted by the General Assembly may not exceed the ensuing year's estimated revenues, plus (less) the unappropriated fund balance (deficit) of the preceding year, except for constitutionally authorized debt service payments. Appropriations from the principal operating funds of the Commonwealth (the General Fund, the Motor License Fund and the State Lottery
Fund) are generally made for one fiscal year and are returned to the unappropriated surplus of the fund if not spent or encumbered by the end of the fiscal year. The Constitution specifies that a surplus of operating funds at the end of a fiscal year must be appropriated for the ensuing year.

         Pennsylvania uses the "fund" method of accounting for receipts and disbursements. For purposes of government accounting, a "fund" is an independent fiscal and accounting entity with a self-balancing set of accounts, recording cash and/or other resources together with all related liabilities and equities. In the Commonwealth, over 120 funds have been established by legislative enactment or in certain cases by administrative action for the purpose of recording the receipt and disbursement of monies received by the Commonwealth. Annual budgets are adopted each fiscal year for the principal operating funds of the Commonwealth and several other special revenue funds. Expenditures and encumbrances against these funds may only be made pursuant to appropriation measures enacted by the General Assembly and approved by the Governor. The General Fund, the Commonwealth's largest fund, receives all tax revenues, non-tax revenues and federal grants and entitlements that are not specified by law to be deposited elsewhere. The majority of the Commonwealth's operating and administrative expenses are payable from the General Fund. Debt service on all bond indebtedness of the Commonwealth, except that issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund.

         Financial information for the principal operating funds of the Commonwealth are maintained on a budgetary basis of accounting, which is used for the purpose of insuring compliance with the enacted operating budget. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). Budgetary basis financial reports are based on a modified cash basis of accounting as opposed to a modified accrual basis of accounting prescribed by GAAP. Financial information is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

         Financial Condition and Results of Operations. The fiscal years 1992 through 1998 were years of recovery for Pennsylvania from the recession in 1990 and 1991. The recovery fiscal years were characterized by modest economic growth and low inflation rates in the Commonwealth. These economic conditions, combined with several years of tax reductions following the various tax rate increases and tax base expansions enacted in fiscal 1991 for the General Fund, produced modest increases in Pennsylvania's tax revenues during the period. Tax revenues from fiscal 1994 through fiscal 1998 rose at an annual average rate of 4.3 percent. Total revenues and other income sources increased during this period by an average annual rate of 4.2 percent. Expenditures and other uses during the fiscal 1994 through fiscal 1998 period rose at 3.8 percent annual rate, led by annual average increases of 10.2 percent for protection of persons and property program costs and 5.5 percent for public health and welfare program costs.

         Financial Results for Recent Fiscal Years (GAAP Basis). The five-year period from fiscal 1994 through fiscal 1998 recorded a 5.0 percent average annual increase in revenues and other sources, led by an average annual increase of 6.7 percent for intergovernmental revenues. The increase for intergovernmental revenues in fiscal 1996 is partly due to an accounting change. Tax revenues during the five-year period increased an average of 4.2 percent as modest economic growth, low inflation rates and several tax rate reductions and other tax reduction measures constrained the growth of tax revenues. The tax reduction measures followed a $2.7 billion tax increase measure adopted for the 1992 fiscal year.

         Expenditures and other uses during the fiscal 1994 through fiscal 1998 period rose at an average annual rate of 5.0 percent led by increases of 11.8 percent for protection of persons and property program costs. The costs of a prison expansion program and other correctional program expenses are responsible for the large percentage increase. Efforts to control costs for various social welfare programs and the presence of favorable economic conditions have led to a modest 5.8 percent increase for public health and welfare costs for the five year period.

         The fund balance at June 30, 1998 totaled $1,958.9 million, a $594 million increase from fiscal 1997 and a $1,874.4 million increase from a balance of $87.5 million at June 30, 1992.


         Fiscal 1994 Financial Results (Budgeting Basis). Commonwealth revenues during the 1994 fiscal year totaled $15,210.7 million, $38.6 million above the fiscal year estimate, and 3.9 percent over commonwealth revenues during the 1993 fiscal year. The sales tax was an important contributor to the higher than estimated revenues. The strength of collections from the sales tax offset the lower than budgeted performance of the personal income tax that ended the 1994 fiscal year $74.4 million below estimate. The shortfall in the personal income tax was largely due to shortfalls in income not subject to withholding such as interest, dividends and other income. Expenditures, excluding pooled financing expenditures and net of all fiscal 1994 appropriation lapses, totaled $14,934.4 million representing a 7.2 percent increase over fiscal 1993 expenditures. Medical assistance and prisons spending contributed to the rate of spending growth for the 1994 fiscal year. The Commonwealth maintained an operating balance on a budgetary basis for fiscal 1994 producing a fiscal year ending unappropriated surplus of $335.8 million.

         Fiscal 1995 Financial Results (Budgetary Basis). Commonwealth revenues for the 1995 fiscal year were above estimate and exceeded fiscal year expenditures and encumbrances. Fiscal 1995 was the fourth consecutive fiscal year the Commonwealth reported an increase in the fiscal year-end unappropriated balance. Prior to reserves for transfer to the Tax Stabilization Reserve Fund, the fiscal 1995 closing unappropriated surplus was $540.0 million, an increase of $204.2 million over the fiscal 1994 closing unappropriated surplus prior to transfers.

         Commonwealth  revenues during the 1995 fiscal year were $459.4 million,
2.9 percent, above the estimate of revenues used at the time the 1995 fiscal year budget was enacted. Corporation taxes contributed $329.4 million of the additional receipts largely due to higher receipts from the corporate net income tax. Fiscal 1995 revenues from the corporate net income tax were 22.6 percent over collections in fiscal 1994 and include the effects of the reduction of the tax rate from 12.25 percent to 11.99 percent that became effective with tax years beginning on and after January 1, 1994. The sales and use tax and miscellaneous revenues also showed strong year-over-year growth that produced above-estimate revenue collections. Sales and use tax revenues were $5,526.9 million, $128.8 million above the enacted budget estimate and 7.9 percent over fiscal 1994 collections. Tax receipts from both motor vehicle and non-motor vehicle sales contributed to the higher collections. Miscellaneous revenue collections for fiscal 1995 were $183.5 million, $44.9 million above estimate and were largely due to additional investment earnings, escheat revenues and other miscellaneous revenues.

         Fiscal 1996 Financial Results (Budgetary Basis). Commonwealth revenues (prior to tax refunds) for the 1996 fiscal year increased by $113.9 million over the prior fiscal year to $16,338.5 million representing a growth rate of 0.7 percent. Tax rate reductions and other tax law changes substantially reduced the amount and rate of revenue growth for the fiscal year. The Commonwealth has estimated that tax changes enacted for the 1996 fiscal year reduced Commonwealth revenues by $283.4 million representing 1.7 percentage points of fiscal 1996 growth in Commonwealth revenues. The most significant tax changes enacted for the 1996 fiscal year were (i) the reduction of the corporate net income tax rate to 9.99 percent; (ii) double weighing of the sales factor of the corporate net income apportionment calculation; (iii) an increase in the maximum annual allowance for a net operating loss deduction from $0.5 million to $ 1.0 million;
(iv) an increase in the basic exemption amount for the capital stock and franchise tax; (v) the repeal of the tax on annuities; and (vi) the elimination of inheritance tax on transfers of certain property to surviving spouses.

         Among the major sources of Commonwealth revenues for the 1996 fiscal year, corporate tax receipts declined $338.4 million from receipts in the prior fiscal year, largely due to the various tax changes enacted for these taxes. Corporate tax changes were enacted to reduce the cost of doing business in Pennsylvania for the purpose of encouraging business to remain in Pennsylvania and to expand employment opportunities within the state. Sales and use tax receipts for the fiscal year increased $155.5 million, or 2.8 percent, over receipts during fiscal 1995. All of the increase was produced by the non-motor vehicle portion of the tax as receipts from the sale of motor vehicles declined slightly for fiscal 1996. Personal income tax receipts for the fiscal year increased $291.1 million, or 5.7 percent, over receipts during fiscal 1995. Personal income tax receipts were aided by a 10.2 percent increase in non-withholding tax payments which generally are comprised of quarterly estimated and annual final return tax payments. Non-tax receipts for the fiscal year increased $23.7 million for the fiscal year. Included in that increase was $67 million in net receipts from a tax amnesty program that was available for a portion of the 1996 fiscal year. Some portion of the tax amnesty receipts represent normal collections of delinquent taxes. The tax amnesty program is not expected to be repeated.

         The unappropriated surplus (prior to transfers to Tax Stabilization Reserve Fund) at the close of the fiscal year for the General Fund was $183.8 million, $65.5 million above estimate. Transfers to the Tax Stabilization Reserve Fund from fiscal 1996 operations will be $27.6 million. This amount represents the fifteen percent of the fiscal year ending unappropriated surplus transfer provided under current law. With the addition of this transfer and anticipated interest earnings, the Tax Stabilization Reserve Fund balance will be $211 million.

         Fiscal 1997 Financial Results. The unappropriated balance of Commonwealth revenues increased during the 1997 fiscal year by $432.9 million. Higher than estimated revenues and slightly lower expenditures than budgeted caused the increase. The unappropriated balance rose from an adjusted amount of $158.5 million at the beginning of fiscal 1997, to $591.4 million (prior to reserves for transfer to the Tax Stabilization Reserve Fund) at the close of the fiscal year. Transfers to the Tax Stabilization Reserve Fund for fiscal 1997 operations are expected to be $88.7 million, which represents the normal fifteen percent of the ending unappropriated balance, plus an additional $100 million authorized by the General Assembly when it enacted the fiscal 1998 budget.

         Commonwealth revenues (prior to tax refunds) during the fiscal year totaled $17,320.6 million, $576.1 (3.4 percent) above the estimate made at the time the budget was enacted. Revenue from taxes was the largest contributor to higher than estimated receipts. Tax revenue in fiscal 1997 grew 6.1 percent over tax revenues in fiscal 1996. This rate of increase was not adjusted for legislated tax reductions that affected receipts during both of those fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1997. Receipts from the personal income tax produced the largest single component of higher revenues for the fiscal year. Personal income collections were $236.3 million over estimate representing a 6.9 percent increase. Collections of corporate taxes, led by the capital stock and franchise and the gross receipts taxes, also exceeded their estimates for the fiscal year. Non-tax revenues were $19.8 million (5.8 percent) over estimate mostly due to higher than anticipated interest earnings.


         Fiscal 1998 Financial Results (Budgetary Basis) -- Operations during the 1998 fiscal year increased the unappropriated balance of commonwealth revenues during that period by $86.4 million to $488.7 million at June 30, 1998 (prior to reserves for transfer to the Tax Stabilization Reserve Fund). Higher than estimated revenues, offset in part by increased reserves for tax refunds, and slightly lower expenditures than budgeted were responsible for the increase. Transfers to the Tax Stabilization Reserve Fund for fiscal 1998 operations will total $223.3 million consisting of $73.3 million representing the required transfer of fifteen percent of the ending unappropriated surplus balance, plus an additional $150 million authorized by the General Assembly when it enacted the fiscal 1999 budget. With these transfers, the balance in the Tax Stabilization Reserve Fund will exceed $664 million and represents 3.7 percent of fiscal 1998 revenues.

         Commonwealth revenues (prior to tax refunds) during the 1998 fiscal year totaled $18,123.2 million $676.1 million (3.9 percent) above the estimate made at the time the budget was enacted. Tax revenue received in fiscal 1998 grew 4.8 percent over tax revenues received during fiscal 1997. This rate of increase includes the effect of legislated tax reductions that affected receipts during both fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1998. Receipts from the personal income tax produced the largest single component of higher revenues during fiscal 1998. Personal income tax collections were $416.6 million over estimate representing an 8.5 percent increase over fiscal 1997 receipts. Receipts of the sales and use tax were $6.2 million over estimate representing a 1.9 percent increase. Collections of all corporate taxes exceeded their estimate for the fiscal year, led by the capital stock and franchise tax and the corporate net income tax which were over estimate by 7.8 percent and 2.7 percent, respectively. Non-tax revenues were $27.5 million (8.6 percent) over estimate, mostly due to greater than anticipated interest earnings for the fiscal year.

         Expenditures from all fiscal 1998 appropriations of Commonwealth revenues totaled $17,229.8 million (excluding pooled financing expenditures and net of current year lapses). This amount represents an increase of 4.5 percent over fiscal 1997 appropriation expenditures.

         Fiscal 1999 Budget -- The budget for fiscal 1999 was enacted in April 1998 at which time the official revenue estimate for the 1999 fiscal year was established at $18,456.6 million. The official revenue estimate is based on an economic forecast for national gross domestic product, on a year-over-year basis, to slow from an estimated annualized 3.9 percent rate in the fourth quarter of 1997 to a projected 1.8 percent annualized growth rate by the second quarter of 1999. The forecast of slowing economic activity is based on the expectation that consumers will reduce their pace of spending, particularly on motor vehicles, housing and other durable goods. Business is also expected to trim its spending on fixed investments. Foreign demand for domestic goods is expected to decline in reaction to economic difficulties in Asia and Latin America, while an economic recovery in Europe is expected to proceed slowly. The underlying growth rate, excluding any effect of scheduled or proposed tax changes, for the General Fund fiscal 1999 official revenue estimate is 3.0 percent over actual fiscal 1998 revenues. When adjusted to include the estimated effect of enacted tax changes, fiscal 1999 Commonwealth revenues are projected to increase by 1.66 percent over actual Commonwealth revenues for fiscal 1998.

         Appropriations enacted for fiscal 1999 are 4.1 percent ($705.1 million) above the appropriations enacted for fiscal 1998 (including supplemental appropriations). Major increases in expenditures budgeted for fiscal 1999 include: (i) $249.5 million in direct support of local school district education costs (local school districts will also benefit from an estimated $104 million of reduced contributions by school districts to their worker's retirement costs from a reduced employer contribution rate); (ii) $60.4 million for higher education, including scholarship grants; (iii) $56.5 million to fund the correctional system including $21 million to operate a new correctional facility; (iv) $121.1 million for long-term care medical assistance costs; (v) $14.4 million for technology and Year 2000 investments; (vi) $55.9 million to fund the first year's cost of a July 1, 1998 annuitant cost of living increase for state and school district employees and (vii) $20 million to replace bond funding for equipment loans for volunteer fire and rescue companies. The balance of the increase is spread over many departments and program operations.

         The enacted fiscal 1999 budget assumes the draw down of the $265.4 million beginning budgetary balance by approximately $144 million to an estimated closing balance, prior to transfer of the required portion to the Tax Stabilization Reserve Fund, of $124.3 million. The amount of the anticipated draw down does not consider the availability of appropriation lapses normally occurring during a fiscal year that are used to fund supplemental appropriations or increase unappropriated surplus.

         Fiscal 2000 Budget -- The budget for fiscal 2000 was enacted in May 1999 at which time the official revenue estimate for the 2000 fiscal year was established at $18,718.5 million. That estimate is based on an economic forecast for real gross domestic product to grow at a 1.4 percent rate from the second quarter of 1999 to the second quarter of 2000. The 1.4 percent rate is based on expectations that the growth of real gross domestic product is expected to be restrained by a slowing of the rate of consumer spending to a level consistent with the personal income gains and by smaller gains in business investment in response to falling capacity utilization and profits. Slowing economic growth is expected to cause the state's unemployment rate to rise and closely parallel the national rate. Other trends for the Pennsylvania economy are expected to maintain their close association with national economic trends.

         The fiscal 2000 budget includes estimated spending of $19,103.8 million and estimated revenue (net of estimated tax refunds and enacted tax changes) of $18,718.5. Funds to cover the $342.1 million difference between estimated revenues and projected spending will be obtained from a draw down of the projected fiscal 1999 year-end balance.

         Appropriations enacted for fiscal 2000 are 3.8 percent ($743.5 million) above appropriations enacted for fiscal 1999 (including supplemental appropriations). Major increases in expenditures budgeted for fiscal 2000 include: (i) corrections, (ii) special education and (iii) medical assistance.


         Debt Limits and Outstanding Debt. The Constitution of Pennsylvania permits the issuance of the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance.


         Under the Pennsylvania Fiscal Code, the Auditor General is required annually to certify to the Governor and the General Assembly certain information regarding the Commonwealth's indebtedness.

         Local Governments. The City of Philadelphia (the "City" or "Philadelphia") is the largest city in the Commonwealth, with an estimated population of 1,585,577 according to the 1990 Census. Philadelphia experienced a series of general fund deficits for fiscal years 1988 through 1992 which culminated in serious financial difficulties for the City. In its 1992 Comprehensive Annual Financial Report, Philadelphia reported a cumulative general fund deficit of $71.4 million for fiscal year 1992.

         In June 1991, the Pennsylvania legislature established the Pennsylvania Intergovernmental Cooperation Authority ("PICA"), a five-member board to assist Philadelphia in remedying fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. The legislation empowered PICA to issue notes and bonds on behalf of Philadelphia, and also authorized Philadelphia to levy a one-percent sales tax the proceeds of which would be used to pay off the bonds. In return for PICA's fiscal assistance, Philadelphia is required, among other things, to establish five-year financial plans that include balanced annual budgets. Under the legislation, if Philadelphia does not comply with such requirements, PICA may withhold bond revenues and certain state funding. At this time, the City is operating under a five-year fiscal plan approved by PICA on April 30, 1996. As of February 28, 1997, PICA has issued approximately $1,761.7 million of its Special Tax Revenue Bonds. The financial assistance has included the refunding of certain city general obligation bonds, funding of capital projects and the liquidation of the City's Cumulative General Fund balance deficit as of June 30, 1992 of $224.9 million.

         No further PICA bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired on December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,146.2 million in Special Tax Revenue Bonds outstanding as of June 30, 1996.


         The audited General fund balance of the City as of June 30, 1994, 1995 and 1996 showed a surplus of approximately $15.4 million, $80.5 million and $118.5 million, respectively.


         S&P's rating on Philadelphia's general obligation bonds is "BBB." Moody's rating is currently "Baa2."

         Litigation. The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth's governmental operations and consequently its ability to pay debt service on its obligations. The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity effected by Act 152, approved September 28, 1978, as amended. Under the Act, damages for any loss are limited to $250,000 per person and $1 million for each accident.

         Year 2000 Planning -- A well-established standard in the computer industry governing traditional programming practices is expected to result in many current computer systems being unable to recognize dates beyond the year 1999. As a result, computers worldwide may begin to malfunction by producing erroneous data or failing completely as the year 2000 draws near. The Governor has made fixing the year 2000 problem a top priority for Pennsylvania state agencies. At the Governor's direction, Pennsylvania has begun an aggressive program to make its computer systems year 2000-compatible and to identify potential problems with entities outside state government with which the Commonwealth does business or exchanges data.

         An initial assessment of state agencies' computer resources was completed in June, 1996. This overview assessment was used to develop the Governor's Year 2000 Action Plan, which tracks state agencies' computer programs through a three-step process of correction, testing, and implementation. Under this action plan, 45,937 mission-critical and non mission-critical computer programs used by state agencies are scheduled for corrective measures to ensure they will be year 2000-compatible. Mission-critical computer programs are those which impact the health, safety and welfare of the Commonwealth and its citizens, and for which failure to be year compliant could have a material and adverse impact upon operations of the Commonwealth. The projected cost of the Commonwealth's year 2000 modification work is $39.5 million and is being paid from appropriations from current revenues.

                 POLICIES AND TECHNIQUES APPLICABLE TO THE FUND

When-Issued Securities. The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that the Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Fund will not enter into such transactions for leverage purposes.

Stand-by Commitments. The Fund, subject to the receipt of any required regulatory authorization, may acquire "stand-by commitments," which will enable the Fund to improve its portfolio liquidity by making available same day settlements on portfolio sales (and thus facilitate the payment of same day payments of redemption proceeds in federal funds). The Fund may enter into such transactions subject to the limitations in the rules under the 1940 Act. A stand-by commitment is a right acquired by the Fund, when it purchases a municipal obligation from a broker, dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by commitments are also known as "puts." The Fund's investment policies permit the acquisition of stand-by commitments solely to facilitate portfolio liquidity. The exercise by the Fund of a stand-by commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by commitments acquired by the Fund will have the following features: (1) they will be in writing and will be physically held by the Fund's custodian, State Street Bank and Trust Company; (2) the Fund's rights to exercise them will be unconditional and unqualified; (3) they will be entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although stand-by commitments will not be transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price will be (i) the Fund's acquisition cost (excluding the cost, if any, of the stand-by commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date. The Fund expects to refrain from exercising a stand-by commitment in the event that the amount receivable upon exercise of the stand-by commitment is significantly greater than the then current market value of the underlying municipal obligations, determined as described below under "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing the Fund's business relationship with that seller.

         The Fund expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund will pay for stand-by commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of policy, the total amount "paid" by the Fund in either manner for outstanding stand-by commitments will not exceed 1/2 of 1% of the value of the total assets of the Fund calculated immediately after any stand-by commitment is acquired. If the Fund pays additional consideration for a stand-by commitment, the yield on the security to which the stand-by commitment relates will, in effect, be lower than if the Fund had not acquired such stand-by commitment.


         It is difficult to evaluate the likelihood of use or the potential benefit of a stand-by commitment. Therefore, it is expected that the Trustees will determine that stand-by commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the stand-by commitment is less than the exercise price of the stand-by commitment, such security will ordinarily be valued at such exercise price. Where the Fund has paid for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a stand-by commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that stand-by commitments will be available to the Fund nor has the Fund assumed that such commitments would continue to be available under all market conditions.


Third Party Puts. The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest or downgrading of a bond to below investment grade or a loss of its tax-exempt status, the put option will terminate automatically and the risk to the Fund will be that of holding a long-term bond. The Fund may be assessed "tender fees" for each tender period at a rate equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the bond coupled with the option to trade at par on the date of such determination.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. The Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Fund's portfolio in a manner designed to minimize any adverse impact from these investments.

Variable Rate Demand Instruments. The Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit the Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.


         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.


         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

         The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and Pennsylvania state income tax.

Illiquid Securities. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest quality ratings categories assigned by Moody's, S&P or Fitch.


         A repurchase agreement provides a means for the Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. There is no current intention to invest more than 5% of the Fund's net assets in reverse repurchase agreements.

Indexed Securities. The Fund may each invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).


         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.


Securities Backed by Guarantees. The Fund may invest in securities backed by guarantees from banks, insurance companies and other financial institutions. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to a Fund and affect its share price.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, and enter into various transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit
(except to the extent that 80% of the Fund's net assets are required to be invested in tax-exempt municipal securities, and as limited by the Fund's other investment restrictions) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter the fundamental investment purposes and characteristics of the Fund and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."


         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.


         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.


         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations and mortgage-backed securities . All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes and for duration management, and for risk management and return enhancement, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio management and return enhancement purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate and index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")



Trustees' Power to Change Objective and Policies. Except as specifically stated to the contrary, the objectives and policies stated above may be changed by the Trustees without a vote of the shareholders.


Investment Restrictions


         Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         As a matter of fundamental policy, the Fund has elected to be classified as a non-diversified series of an open-end investment company. In addition, as a matter of fundamental policy, the Fund will not:


         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


         (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


         (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;


         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (7) make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; or

         (8)      have at least 80% of its net assets  invested in  Pennsylvania
                  municipal   securities   during   periods  of  normal   market
                  conditions.

         As a matter of nonfundamental policy, the Fund may not:

         (i) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;


         (ii) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (iii) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (iv) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (v) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (vi) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum Balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

         o assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates


         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


Other Information


         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.


         The Boards of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"
(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee .


         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")


         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

Redemption by Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem up to $100,000 to their address of record. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Plan holders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appear on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone redemption is not available with respect to shares held in retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for each wire redemption.

         Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.


         The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders that wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.


Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


         The requirements for IRA redemptions are different from those of regular accounts. For more information call 1-800-225-5163.


Redemption-in-Kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.


Other Information


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge although a wire charge will be charged for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund , may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "Taxes.")


         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.


                    FEATURES AND SERVICES OFFERED BY THE FUND


The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a

12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.


         Investors are encouraged to review the fee and expense tables and the consolidated financial highlights of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access


World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.


         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders that have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.


 Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.


 Reports to Shareholders

         The Fund issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.


Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS


       (See "Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds; a list of Scudder's funds follows.

MONEY MARKET
         Scudder U.S. Treasury Money Fund
         Scudder Cash Investment Trust
         Scudder Money Market  Series+
         Scudder Government Money Market  Series+

TAX FREE MONEY MARKET
         Scudder Tax Free Money Fund
         Scudder Tax Free Money Market Series+
         Scudder California Tax Free Money Fund*
         Scudder New York Tax Free Money Fund*

TAX FREE
         Scudder  Limited Term Tax Free Fund
         Scudder  Medium Term Tax Free Fund
         Scudder  Managed  Municipal  Bonds
         Scudder  High  Yield  Tax Free Fund
         Scudder California Tax Free Fund*
         Scudder Massachusetts Limited Term Tax Free Fund*
         Scudder Massachusetts Tax Free Fund*
         Scudder New York Tax Free Fund*
         Scudder  Ohio Tax Free Fund*
         Scudder Pennsylvania Tax Free Fund*

U.S. INCOME
         Scudder Short Term Bond Fund
         Scudder GNMA Fund
         Scudder Income Fund
         Scudder Corporate Bond Fund
         Scudder High Yield Bond Fund


-------------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in allstates. For information, contact Scudder Investor Services, Inc.

GLOBAL INCOME
         Scudder Global Bond Fund
         Scudder International Bond Fund
         Scudder Emerging Markets Income Fund

ASSET ALLOCATION
         Scudder Pathway Series: Conservative Portfolio
         Scudder Pathway Series: Balanced Portfolio
         Scudder Pathway Series: Growth Portfolio
         Scudder Pathway Series: International Portfolio

U.S. GROWTH AND INCOME
         Scudder Balanced Fund
         Scudder Dividend & Growth Fund
         Scudder Growth and Income Fund
         Scudder Select 500 Fund
         Scudder  500 Index Fund
         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value
         Scudder Large Company Value Fund
         Scudder Value Fund**
         Scudder Small Company Value Fund
         Scudder Micro Cap Fund

     Growth
         Scudder Classic Growth Fund**
         Scudder Large Company Growth Fund
         Scudder Select 1000 Growth Fund
         Scudder Development Fund
         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide
         Scudder Global Fund
         Scudder  International  Value  Fund
         Scudder  International  Growth and Income Fund
         Scudder  International Fund***
         Scudder International Growth Fund
         Scudder Global  Discovery  Fund**
         Scudder  Emerging Markets Growth
         Fund Scudder Gold Fund

     Regional
         Scudder Greater Europe Growth Fund
         Scudder Pacific Opportunities Fund
         Scudder Latin America Fund


-------------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series
         Scudder Financial Services Fund
         Scudder Health Care Fund
         Scudder Technology Fund

SCUDDER PREFERRED SERIES
         Scudder Tax Managed Growth Fund
         Scudder Tax Managed Small Company Fund


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.


                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plans. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Automatic Withdrawal Plan


         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System -- Group Sub-Accounting Plan for Trust Accounts, Nominees and Corporations


         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for the Fund.

         In its discretion, the Fund may accept minimum initial investments of less than $2,500 as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund in the group purchase plan will be $2,500 or more. The Fund may also wire all redemption proceeds where the group maintains a single designated bank account.


         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS -- Other Information."

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


         The Fund will follow the practice of distributing substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income (defined under "ADDITIONAL INFORMATION -- Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of the Fund and its shareholders, the Fund may retain all or part of such gain for reinvestment.

         Dividends will be declared daily and distributions of net investment income will be made monthly. Any dividend declared in October, November, or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions of net short-term and net long-term capital gains realized during each fiscal year, if any, will be made annually within three months after the end of the Fund's fiscal year end. An additional distribution may also be made (or treated as made) in November or December if necessary to avoid the excise tax enacted by the Tax Reform Act of 1986 (See "TAXES," below). Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which the Fund has designated as tax-exempt and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.


                             PERFORMANCE INFORMATION


         From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:


Average Annual Total Return


         Average annual total return is the average annual compound rate of return for one year, five years and for the life of the Fund, ended on the last day of the Fund's fiscal year end. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment, over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                   T = (ERV/P)^1/n - 1

Where:

                  T        =        Average annual total return
                  P        =        a hypothetical initial investment of $1,000
                  n        =        Number of years
                  ERV      =        Ending  redeemable  value:  ERV  is the
                                    value,   at  the  end  of  the  applicable
                                    period,    of   a   hypothetical    $1,000
                                    investment made at the beginning of the applicable period.

          Average Annual Total Return for periods ended March 31, 1999

                                                               One          Five            Ten          Life of
                                                               Year         Years           Years           Fund
                                                               ----         -----           -----           ----


Scudder Pennsylvania Tax Free Fund *                          4.78%        6.92%           7.72%           --


* If the Adviser had not maintained Fund expenses and had imposed a full management fee, average annual total returns would have been lower.


Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

                             C = (ERV/P) - 1

Where:

                    C        =        Cumulative Total Return
                    ERV      =        Ending  redeemable  value:  ERV  is the
                                      value,   at  the  end  of  the  applicable
                                      period,    of   a   hypothetical    $1,000
                                      investment made at the beginning of the applicable period.

  Cumulative Total Returns for the period ended March 31, 1999

                                                                One          Five            Ten          Life of
                                                               Year         Years           Years           Fund
                                                               ----         -----           -----           ----


Scudder Pennsylvania Tax Free Fund *                          4.78%        39.76%         110.40%          --


* If the Adviser had not maintained Fund expenses and had imposed a full management fee, cumulative total returns would have been lower.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

SEC Yield


         Yield for SNYTFMF and SCTFMF is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yields of SNYTFMF and SCTFMF for the seven-day period ended March 31, 1999 were 2.33% and 2.20%, respectively.


         Yield for each Fund, except SNYTFMF and SCTFMF, is the net annualized SEC yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

               YIELD = 2[((a-b)/cd + 1)^6 - 1] Where:

                   a        =       Dividends  and interest  earned during the
                                    period  including the amortization of market
                                    premium or accretion of market discount.
                   b        =       Expenses  accrued  for the period  (net of
                                    reimbursements).
                   c        =       The  average   daily   number  of  shares
                                    outstanding  during  the  period  that  were
                                    entitled to receive dividends.
                   d        =       The  maximum  offering  price per share on
                                    the last day of the period.


       30-day Net-Annualized SEC Yield for the period ended March 31, 1999




     Scudder Pennsylvania Tax Free Fund                         3.93%


Tax-equivalent Yield


         Tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.


         Taxpayers with a federal tax rate of 36% and an effective combined marginal tax rate of 41.29% would need to earn a taxable yield of 6.69% to receive after-tax income equal to the 3.93% tax-free yield of the Fund for the 30-day period ended March 31, 1999.

         Quotations of the Fund's performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses. An investor's shares, when redeemed, may be worth more or less than their original cost.

         Investors should be aware that the principal of the Fund is not insured.

 Pennsylvania Tax-free Yields

         The table below shows Pennsylvania taxpayers what an investor would have to earn from a comparable taxable investment to equal the Fund's double tax-free yield.


--------------------------------------------------------------------------------------------------------------------------
                                                            To Equal  Hypothetical  Tax-Free Yields of 5%, 7% and
                                                            9%, a Taxable Investment Would Have to Earn*:
--------------------------------------------------------------------------------------------------------------------------

   1999 Taxable         Combined Marginal                             5%                  7%                  9%
   Income:                 Tax Rate:
--------------------------------------------------------------------------------------------------------------------------

                     INDIVIDUAL
--------------------------------------------------------------------------------------------------------------------------
        $0-25,750                    17.38%                           6.05%               8.47%              10.89%
--------------------------------------------------------------------------------------------------------------------------
      25,751-62,450                  24.81                            6.65                9.31               11.97
--------------------------------------------------------------------------------------------------------------------------
     62,451-130,250                  29.03                            7.05                9.86               12.68
--------------------------------------------------------------------------------------------------------------------------
     130,251-283,150                 33.77                            7.55               10.57               13.59
--------------------------------------------------------------------------------------------------------------------------
      OVER 283,150                   41.29                            8.52               11.92               15.33
--------------------------------------------------------------------------------------------------------------------------

                    JOINT RETURN
--------------------------------------------------------------------------------------------------------------------------
        $0-43,050                    17.38%                           6.05%               8.47%              10.89%
--------------------------------------------------------------------------------------------------------------------------
     43,051-104,050                  24.79                            6.65                9.31               11.97
--------------------------------------------------------------------------------------------------------------------------
     104,051-158,550                 27.59                            6.90                9.67               12.43
--------------------------------------------------------------------------------------------------------------------------
     158,551-283,150                 32.08                            7.36               10.31               13.25
--------------------------------------------------------------------------------------------------------------------------
      OVER 283,150                   41.29                            8.52               11.92               15.33
--------------------------------------------------------------------------------------------------------------------------

* These illustrations assume a marginal federal tax rate of 15% to 39.6%, an effective Pennsylvania personal income tax rate of 2.80% for 1999 and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown of the table in order to achieve an after-tax yield on a comparable tax-exempt security.

 Comparison of Fund Performance

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations .

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The   Fund  may  be  advertised  as an  investment
choice in Scudder's college planning program.


         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.


         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.


         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

                            ORGANIZATION OF THE FUND

         The Fund is a non-diversified series of Scudder State Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 25, 1983, as amended from time to time. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The shares are currently divided into six series. The Trustees have the right to issue more series of shares and to designate the relative rights and preferences as between the different series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of the

Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                               INVESTMENT ADVISER


         Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


         In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         In certain cases the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Fund. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual funds.


         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


         Upon consummation of this transaction, the Fund's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board has approved new investment management agreement (the "Agreement") with the Adviser, which are substantially identical to the current investment management agreement, except for the date of execution and termination. The agreement became effective September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held in December 1998.

         The Agreement dated September 7, 1998 was approved by the Trustees on August 10, 1998. The Agreement will continue in effect until September 30, 1999 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' notice and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the Fund's investment objectives and policies. The Adviser determines what securities shall be purchased for the Fund's portfolio, what securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.


         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Trust and makes available, without expense to the Trust, the services of such Advisers, Directors, Officers, and employees as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.


         For these services, the Fund pays the Adviser a monthly fee of 1/20 of 1% (approximately 0.60 of 1% percent on an annual basis) of the average daily net assets of the Fund. The Adviser agreed to maintain the annualized expenses at 0.75% of average daily net assets until July 31, 2000. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses exceed specific limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. For the fiscal year ended March 31, 1997, 1998 and 1999, the Adviser did not impose a portion of its management fees amounting to $316,193, $292,000 and $241,378, respectively; the portion imposed amounted to $136,180, $158,978 and $255,751, respectively, of which $31,608 was unpaid at March 31, 1999.

         Under the Agreement the Fund is responsible for all of its other expenses, including organization expenses; clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates and any other expenses, including clerical expense, of issuance, redemption or repurchase of shares of beneficial interest; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Agreement further provides that as between the Fund and the Adviser, the Fund will be responsible for all expenses, including clerical expense, of offer, sale, underwriting and distribution of the Fund's shares only so long as the Fund employs a principal underwriter to act as the distributor of the Fund's shares pursuant to an underwriting agreement which provides that the underwriter will assume such expenses. The Trust's underwriting agreement provides that the principal underwriter shall pay all expenses of offer and sale of the Fund's shares except the expenses of preparation and filing of registration statements under the Securities Act of 1933 and under state securities laws, issue and transfer taxes, if any, and a portion of the prospectuses used by the Fund. In the event that the Fund ceases to employ a principal underwriter to act as the distributor of the Fund's shares, the expenses of distributing the Fund's shares will be borne by the Adviser unless the Fund shall have adopted a plan pursuant to Rule 12b-1 under the 1940 Act providing that the Fund shall be responsible for some or all of such distribution expenses.

         The Agreement requires the Adviser to return to the Fund all or a portion of advances of its management fee to the extent annual expenses of the Fund (including the management fee stated above) exceed the limitations prescribed by any state in which the Fund's shares are offered for sale. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations. Any such fee advance required to be returned to the Fund will be returned as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year that will cause year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment. The amortization of organizational costs is described herein under "ADDITIONAL INFORMATION -- Other Information."


         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning the Agreement, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.


         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.


         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.


Personal Investments by Employees of the Adviser


         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                              TRUSTEES AND OFFICERS


                                                                                                 Position with
                                                                                                 Underwriter,
                                         Position             Principal                          Scudder Investor
Name, Age and Address                    With Trust           Occupation**                       Services, Inc.
---------------------                    ----------           ------------                       --------------

Lynn S. Birdsong*+@ (52)                 President and        Managing Director of Scudder       Vice President,
                                         Trustee              Kemper Investments, Inc.           Director and Assistant
                                                                                                 Treasurer

Henry P. Becton, Jr. (55)                Trustee              President and General Manager,    --
WGBH                                                          WGBH Educational Foundation
125 Western Avenue
Allston, MA 02134

Dawn-Marie Driscoll (52)                 Trustee              Executive Fellow, Center for       --
4909 SW 9th Place                                             Business Ethics, Bentley
Cape Coral, FL 33914                                          College; President, Driscoll
                                                              Associates (consulting firm)


                                       40


                                                                                                 Position with
                                                                                                 Underwriter,
                                         Position             Principal                          Scudder Investor
Name, Age and Address                    With Trust           Occupation**                       Services, Inc.
---------------------                    ----------           ------------                       --------------

Peter B. Freeman@ (66)                   Trustee              Trustee, Eastern Utilities         --
100 Alumni Avenue                                             Associates; Director, Swan Point
Providence, RI 02906                                          Cemetery; Director, AMICA Mutual
                                                              Insurance Co.; Trustee, various
                                                              non-family trusts and charitable
                                                              institutions; Director, the A.H.
                                                              Belo Company

George M. Lovejoy, Jr. (68)              Trustee              President and Director, Fifty      --
50 Congress Street, Suite 543                                 Associates (real estate
Boston, MA  02109-4002                                        corporation)

Wesley W. Marple, Jr.@ (67)              Trustee              Professor of Business             --
413 Hayden Hall                                               Administration, Northeastern
360 Huntington Avenue                                         University, College of Business
Boston, MA 02115                                              Administration

Kathryn L. Quirk#@ (46)                  Trustee, Vice        Managing Director of Scudder       Senior Vice President,
                                         President and        Kemper Investments, Inc.           Director and Clerk
                                         Assistant Secretary

Jean C. Tempel (56)                      Trustee              Venture Partner, Internet          --
Internet Capital Group                                        Capital Group
10 Post Office Square
Suite 1325
Boston, MA 02109-4603

Eleanor R.  Brennan+ (35)               Vice President        Vice President of Scudder Kemper  --
                                                              Investments, Inc.

Philip G. Condon+ (48)                  Vice President        Managing Director of Scudder       --
                                                              Kemper Investments, Inc.

Thomas W. Joseph+ (60)                  Vice President        Senior Vice President of Scudder   Director, Vice
                                                              Kemper Investments, Inc.           President, Treasurer
                                                                                                 and Assistant Clerk

Ann M. McCreary# (42)                   Vice President        Managing Director of Scudder       --
                                                              Kemper Investments, Inc.

Frank J. Rachwalski, Jr.***(54)         Vice President        Managing Director of Scudder       --
                                                              Kemper Investments, Inc.

Rebecca Wilson+ (37)                    Vice President        Vice President of Scudder Kemper   --
                                                              Investments, Inc.

John R. Hebble+ (41)                    Treasurer             Senior Vice President of Scudder   --
                                                              Kemper Investments, Inc.


                                       41


                                                                                                 Position with
                                                                                                 Underwriter,
                                         Position             Principal                          Scudder Investor
Name, Age and Address                    With Trust           Occupation**                       Services, Inc.
---------------------                    ----------           ------------                       --------------

John Millette+ (36)                     Vice President and    Assistant Vice President of        --
                                        Secretary             Scudder Kemper Investments, Inc.
                                                              since September 1994; previously
                                                              employed by the law firm Kaye,
                                                              Scholer, Fierman, Hays & Handler

Caroline Pearson+ (37)                  Assistant Secretary   Senior Vice President of Scudder   Clerk
                                                              Kemper Investments, Inc.;
                                                              Associate, Dechert Price &
                                                              Rhoads (law firm), 1989-1997



* Mr. Birdsong and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of each Fund within the meaning of the 1940 Act.
** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.
+        Address: Two International Place, Boston, Massachusetts 02110.
#        Address: 345 Park Avenue, New York, New York 10154.
***      Address: 111 E. Wacker Drive -- Suite 2200, Chicago, Illinois 60601.
@ Messrs. Freeman, Marple, Birdsong and Ms. Quirk are members of the Executive Committee of the Trust, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.


         The Trustees and officers of the Trust may also serve in similar capacities with other Scudder Funds.


         As of June 30, 1999, all Trustees and officers of each Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities Exchange Act of 1934) less than 1% of the outstanding shares of the Fund on such date.

         Certain accounts for which the Investment Manager acts as investment adviser owned 948,155 shares in the aggregate or 15.30% of the outstanding shares of Scudder Pennsylvania Tax Free Fund on June 30, 1999. The Investment Manager may be deemed to be a beneficial owner of such shares but disclaims any beneficial ownership in such shares.

           As of June 30, 1999, Charles Schwab & Co. owned in the aggregate, by or on behalf of accounts for which it acts as investment adviser, 648,048 shares of the Fund or 10.45% of the outstanding shares of such Fund. Charles Schwab & Co. may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         To the knowledge of the Trust, as of June 30, 1999, no person owned beneficially more than 5% of the Fund's outstanding shares except as stated above.

         The Trustees and officers of the Trust also serve in similar capacities with other Scudder Funds.


                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings


         The Trust's Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Trustees


         The Independent  Trustees receive the following  compensation  from the
Fund: an annual trustee's fee of $1,800 ; a fee of $75 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. The Independent Trustee who serves as lead or liaison Trustee receives an additional annual retainer fee of $500 from the Fund. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation or other activities.

         The Independent Trustees of the Fund also serve as Independent Trustees of certain other Scudder Funds, which enables them to address investment and operational issues that are common to many of the Funds in a cost-efficient and effective manner. During 1998, the Independent Trustees participated in 26 meetings of the Fund's board or board committees, which were held on 21 different days during the year.


         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of Scudder funds as a group.


                                                Scudder State
                                                -------------
     Name                                      Tax Free Trust(1)                  All Scudder Funds(2)
     ----                                      -----------------                  --------------------

     Henry P. Becton,                            $19,039                   $135,000           (28 funds)
     Trustee

     Dawn-Marie Driscoll,                        $21,599                   $145,000           (28 funds)
     Trustee

     Peter B. Freeman,                           $19,324                   $172,425           (46 funds)
     Trustee

     George M. Lovejoy, Jr.,                     $19,039                   $148,600           (29 funds)
     Trustee

     Wesley W. Marple, Jr.,                      $19,039                   $135,000           (28 funds)
     Trustee

     Jean C. Tempel,                             $19,103                   $135,000           (29 funds)
     Trustee


(1) Scudder State Tax Free Trust consists of six funds: Scudder Massachusetts Limited Term Tax Free Fund, Scudder Massachusetts Tax Free Fund, Scudder New York Tax Free Money Fund, Scudder New York Tax Free Fund, Scudder Ohio Tax Free and Scudder Pennsylvania Tax Free Fund.

(2) No fees were incurred by the Funds with respect to the alliance with B.A.T.


         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.

                                   DISTRIBUTOR


         The Trust has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 7, 1998 will remain in effect until September 30, 1999, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 10, 1998.

         Under the underwriting agreements, the Trust is responsible for the payment of all fees and expenses in connection with the preparation and filing with the SEC of a Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker or dealer; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Trust; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 plan is in effect which provides that the Fund shall bear some or all of such expenses.

         Note: Although the Fund does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were such a plan adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may, from time to time, be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.


                                      TAXES

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.


         Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in the Fund.

Federal Taxation


         Each Fund within a Trust will be separate for investment and accounting purposes, and will be treated as a separate taxable entity for federal income tax purposes. The Fund has elected to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the "Code") and has qualified as such. The Fund intends to continue to qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the fund level.

         In order to qualify as a regulated  investment  company,  the Fund must
meet  certain   requirements   regarding  the  source  of  its  income  and  the
diversification of its assets.

         As a regulated investment company qualifying under Subchapter M of the Code, the Fund is required to distribute to its shareholders at least 90 percent of its taxable net investment income (including net short-term capital gain in excess of net long-term capital loss) and at least 90 percent of its tax-exempt net investment income and is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized capital gains in accordance with the timing requirements of the Code. The Fund intends to distribute at least annually substantially all, and in no event less than 90%, of its taxable and tax-exempt net investment income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his share of federal income taxes paid by the Fund on such gains as a credit against his own federal income tax liability, and will be entitled to increase the adjusted tax basis of his Fund shares by the difference between his pro rata share of such gains and his tax credit.

         If any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deductions for corporations in the case of corporate shareholders.

         The Fund is subject to a 4% non-deductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed. The Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.

         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a fund.


         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.


         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by a Fund for the taxable year are therefore not expected to be subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. Discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.


         Market discount recognized on a tax-exempt bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Gain on the disposition of a tax-exempt obligation will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount.

         Since no portion of the Fund's income will be comprised of dividends from domestic corporations, none of the income distributions of the Fund will be eligible for the dividends-received deduction available for certain taxable dividends received by corporations.


         Any short-term capital loss realized upon the redemption of shares within six months of the date of their purchase will be disallowed to the extent of any tax-exempt dividends received with respect to such shares, although the period may be reduced under Treasury regulations to be prescribed. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are repurchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.


         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions to corporate shareholders of the Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period with respect to such shares.

         Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to, or increase their liability under the 26% and 28% individual alternative minimum tax, but normally no more than 20% of the Fund's net assets will be invested in securities the interest on which is such a tax preference item for individuals.


         Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.


         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund issues to its shareholders a statement of the Federal income tax status of all distributions. All distributions of taxable or tax-exempt net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends or capital gains distributions declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders in December if paid during January of the following year. Shareholders are also required to report tax-exempt interest. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


         Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of social security or railroad retirement benefits subject to tax.


         Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.


         Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. Neither Fund has undertaken any investigation as to the users of the facilities financed by bonds in such Fund's portfolio.


         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, will nevertheless be taxable to them.

         All futures contracts entered into by the Fund and all listed nonequity options written or purchased by the Fund (including options on futures contracts and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term.

         Positions of the Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a regulated investment company for federal income tax purposes.

         Under the federal income tax law, the Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of the Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95% of all of its distributions will consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.


State Taxation


         The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund qualifies as a regulated investment company.


         Under a ruling of the Pennsylvania Department of Revenue, individual shareholders of the Fund resident in Pennsylvania will not be subject to Pennsylvania income tax on distributions received from the Fund to the extent such distributions are attributable to interest or capital gain from the sale of tax-exempt obligations of the Governments of Puerto Rico, The Virgin Islands and Guam. Distributions attributable to capital gain from the sale of tax-exempt obligations of the Commonwealth and its political subdivisions and authorities issued before February 1, 1994 will also be exempt from Pennsylvania personal income tax. Other distributions from the Fund, including capital gain dividends, will generally not be exempt from Pennsylvania personal income tax.

         The Department has also ruled that corporations which are subject to the Pennsylvania corporate net income tax will not be subject to such tax on distributions received from the Fund to the extent such distributions are exempt-interest dividends attributable to interest on tax-exempt obligations of the Commonwealth and its political subdivisions and authorities. Distributions attributable to capital gain from the sale of tax-exempt obligations of the Commonwealth and its political subdivisions and authorities issued before February 1, 1994 will also be exempt from Pennsylvania corporate net income tax. Other distributions from the Fund, including capital gain dividends, will generally not be exempt from the Pennsylvania corporate net income tax.

         The Fund  believes  that  shares  of the Fund  will not be  subject  to personal property taxation by Pennsylvania local taxing authorities in proportion to the extent that the personal property owned by the Fund would not be subject to such taxation if owned by a resident of Pennsylvania. The Fund has obtained from several such authorities written confirmation of this view and expects that the numerous other local taxing authorities administer the personal property tax, if any, in a similar manner. Accordingly, because the Fund will invest predominantly in obligations of the Commonwealth and its political subdivisions and authorities, most or all of which obligations are not subject to personal property taxation in Pennsylvania, only a small fraction, if any, of the value of the shares of the Fund would be subject to such tax.

                             PORTFOLIO TRANSACTIONS


Brokerage Commissions


         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.


Portfolio Turnover


         The portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at time of acquisition of one year or less. The portfolio turnover rates for the Fund were 11.6%, 20.4% and 21.4% for the fiscal years ended March 31, 1997, 1998 and 1999 , respectively.

         Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective.


                                 NET ASSET VALUE


         The net asset value per share of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.


         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less, maturing at par, shall be valued at the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker as of the Value Time. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

         If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of the Fund's other portfolio holdings is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The Financial Highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110,
independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards and the preparation of federal tax returns.


Shareholder Indemnification


         The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declarations of Trust contains an express disclaimer of shareholder liability in connection with the Fund's property or the acts, obligations or affairs of the Trust. The Declarations of Trust also provides for indemnification out of the Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.


Ratings of Municipal Obligations

         The six highest quality ratings categories of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Together with securities rated A and Baa, they comprise investment grade securities. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG-1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest quality ratings categories of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB or B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay interest and to repay principal. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings categories for municipal notes are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest quality ratings categories of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated
`AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'. Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary


         1. Bond - A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one half the annual interest rate.

         2. Debt Obligation - A general term which includes fixed income and variable rate securities, obligations issued at a discount and other types of securities which evidence a debt.

         3. Discount and Premium - A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

         4. Maturity - The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

         5. Municipal Obligation - Obligations issued by or on behalf of states, territories and possessions of the United States, their political subdivisions, agencies and instrumentalities and the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from federal income tax.

         6. Net Asset Value Per Share - The value of each share of the Fund for purposes of sales and redemptions.

         7. Net Investment Income - The net investment income of a Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued computed under GAAP.


Other Information


          The CUSIP number of  the Fund is 811184-50-6.

         The Fund has a fiscal year ending on March 31.

         Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by the Fund's Custodian, State Street Bank and Trust Company.

         The firm of Willkie Farr & Gallagher of New York is counsel for the Trust.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

         The name "Scudder State Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with the Fund must look solely to the property of that Fund for the enforcement of any claims against that Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. No Fund of the Trust is liable for the obligations of any other Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declarations of Trust of the Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with the Fund must look only to the assets of such Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value per share for each Fund. Each Fund pays SFAC an annual fee equal to 0.024% of the first $150 million of average daily net assets, 0.0070% of such assets in excess of $150 million, 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal years ended March 31, 1997, 1998 and 1999, respectively, the amounts charged to the Fund by SFAC amounted to $36,000, $36,000 and $36,000, respectively, of which $3,000 was unpaid at March 31, 1999.

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend-paying agent. SSC also serves as shareholder service agent. Each Fund pays Service Corporation an annual fee of $25.00 for each account maintained for a shareholder. The fees incurred by the Fund to SSC for the fiscal years ended March 31, 1997, 1998 and 1999, respectively, were $62,522, $61,715 and $69,003, of which $4,687 was unpaid at March 31, 1999.

         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS




         The financial statements, including the investment portfolio, of the Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated March 31, 1999, is incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                          SCUDDER STATE TAX FREE TRUST

                            PART C. OTHER INFORMATION

   Item 23.       Exhibits
   --------       --------

                    (a)           (1)       Amended and Restated Declaration of Trust dated as of December 8, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Amended Establishment and Designation of Series of Beneficial Interest, $.01
                                            Par Value.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                    (b)           (1)       By-laws of the Registrant dated May 25, 1983.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Amendment to By-laws dated December 10, 1991.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New York Tax Free Fund, and Scudder Kemper Investments, Inc. dated September
                                            7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (2)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            New York Tax Free Money Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (3)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Ohio Tax Free Fund, and Scudder Kemper Investments, Inc. dated September 7,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (4)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Pennsylvania Tax Free Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                                  (5)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Massachusetts Tax Free Fund, and Scudder Kemper Investments, Inc. dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)


                                        1


                                  (6)       Investment Management Agreement between the Registrant, on behalf of Scudder
                                            Massachusetts Limited Term Tax Free Fund, and Scudder Kemper Investments,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                    (e)                     Underwriting Agreement between the Registrant and Scudder Investor Services,
                                            Inc. dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                    (f)                     Inapplicable.

                    (g)           (1)       Custodian Agreement between the Registrant and State Street Bank and Trust
                                            Company dated June 14, 1983.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Fee Schedule for Exhibit (g)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Amendment dated April 16, 1986 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (4)       Amendment dated August 9, 1988 to the Custodian Agreement between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (5)       Amendment dated December 11, 1990 to the Custodian Contract between the
                                            Registrant and State Street Bank and Trust Company.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (6)       Subcustodian Agreement between State Street Bank and Trust Company and
                                            Morgan Guaranty Trust Company of New York dated November 25, 1985.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (7)       Subcustodian Agreement between Irving Trust Company and State Street Bank and Trust Company dated November 30, 1987.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (8)       Subcustodian Agreement between Chemical Bank and State Street Bank and Trust
                                            Company dated October 6, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)


                                       2


                                  (9)       Subcustodian Agreement between Security Pacific National Trust Company (New
                                            York) and State Street Bank and Trust Company dated February 18, 1988.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                    (h)           (1)       Transfer Agency and Service Agreement between the Registrant and Scudder
                                            Service Corporation dated October 2, 1989.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (2)       Fee schedule for Exhibit (h)(1).
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (3)       Fund Accounting Services Agreement between the Registrant (on behalf of
                                            Scudder Massachusetts Limited Term Tax Free Fund) and Scudder Fund
                                            Accounting Corporation dated February 15, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement.)

                                  (4)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 14, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (5)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated December 7, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (6)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder New York Tax Free Money Fund, and Scudder Fund Accounting
                                            Corporation dated September 22, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (7)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Massachusetts Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 14, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (8)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Ohio Tax Free Fund, and Scudder Fund Accounting Corporation dated
                                            November 21, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)

                                  (9)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Pennsylvania Tax Free Fund, and Scudder Fund Accounting Corporation
                                            dated November 16, 1994.
                                            (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                            Registration Statement.)


                                       3


                    (i)                     Consent of Legal Counsel.
                                            Filed herein.

                    (j)                     Consent of Independent Accountants.
                                            Filed herein.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)                     Inapplicable.

                    (n)                     Article 6 Financial Data Schedules.
                                            Filed herein.

                    (o)                     Inapplicable.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o


                                       6


                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc. x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

                  (b)

                  The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   President and Trustee
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111


                                       8


         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer                 None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Vice President, Assistant
         345 Park Avenue                   Legal Officer and Assistant Clerk       Secretary and Trustee
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions     Other Compensation
                 -----------             -----------       ---------------       -----------     ------------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records
--------          --------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc.., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services
--------          -------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 28th of July, 1999.


                                      SCUDDER STATE TAX FREE TRUST

                                      By /s/Lynn S. Birdsong
                                         ---------------------------------------
                                         Lynn S. Birdsong*
                                         President (Principal Executive Officer)
                                         and Trustee



SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Lynn S. Birdsong
---------------------------------------
Lynn S. Birdsong*                            President and Trustee                        July 28, 1999

/s/Henry P. Becton, Jr.
---------------------------------------
Henry P. Becton, Jr.*                        Trustee                                      July 28, 1999

/s/Dawn-Marie Driscoll
---------------------------------------
Dawn-Marie Driscoll*                         Trustee                                      July 28, 1999

/s/Peter B. Freeman
---------------------------------------
Peter B. Freeman*                            Trustee                                      July 28, 1999

/s/George M. Lovejoy, Jr.
---------------------------------------
George M. Lovejoy, Jr.*                      Trustee                                      July 28, 1999

/s/Wesley W. Marple, Jr.
---------------------------------------
Wesley W. Marple, Jr. *                      Trustee                                      July 28, 1999

/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk*                            Trustee, Vice President, and                 July 28, 1999
                                             Assistant Secretary
/s/Jean C. Tempel
---------------------------------------
Jean C. Tempel*                              Trustee                                      July 28, 1999

/s/John R. Hebble
---------------------------------------
John R. Hebble                               Treasurer                                    July 28, 1999


*By:      /s/Caroline Pearson
          -----------------------------------------
          Caroline Pearson
          Attorney-in-fact pursuant to the powers
          of attorney for Lynn S. Birdsong, Henry
          P. Becton, Dawn-Marie Driscoll, Peter B.
          Freeman, George M. Lovejoy, Jr., Wesley
          W. Marple, Jr., Kathryn L. Quirk, and
          Jean C. Tempel contained in this
          Post-Effective amendment to the
          Registration Statement.

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                        DATE
---------                                    -----                        ----


/s/Henry P. Becton, Jr.                                                   7/3/99
---------------------------------------
Henry P. Becton, Jr.                         Trustee

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                       DATE
---------                                    -----                       ----


/s/Dawn-Marie Driscoll                                                   6/28/99
---------------------------------------
Dawn-Marie Driscoll                          Trustee

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                       DATE
---------                                    -----                       ----


/s/Peter B. Freeman                                                     6-30-99
---------------------------------------
Peter B. Freeman                             Trustee

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                       DATE
---------                                    -----                       ----


/s/George M. Lovejoy, Jr.                                          June 29, 1999
---------------------------------------
George M. Lovejoy, Jr.                       Trustee

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                       DATE
---------                                    -----                       ----


/s/Wesley W. Marple, Jr.                                                 6/26/99
---------------------------------------
Wesley W. Marple, Jr.                        Trustee

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                       DATE
---------                                    -----                       ----


/s/Jean C. Tempel                                                  June 29, 1999
---------------------------------------
Jean C. Tempel                               Trustee

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                        DATE
---------                                    -----                        ----


/s/Kathryn L. Quirk
---------------------------------------                                   7/1/99
Kathryn L. Quirk                             Trustee

                                POWER OF ATTORNEY
                                -----------------

                        SCUDDER CALIFORNIA TAX FREE TRUST
                             SCUDDER MUNICIPAL TRUST
                          SCUDDER STATE TAX FREE TRUST
                           SCUDDER TAX FREE MONEY FUND
                             SCUDDER TAX FREE TRUST

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Burton M. Leibert and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                        DATE
---------                                    -----                        ----


/s/Lynn S. Birdsong                                                       7/1/99
---------------------------------------
Lynn S. Birdsong                             Trustee and President

                                                             File No. 2-84021
                                                             File No. 811-3749


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 30
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 31

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER STATE TAX FREE TRUST

                          SCUDDER STATE TAX FREE TRUST

                                  EXHIBIT INDEX

                                       (i)
                                       (j)
                                       (n)